UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02354

Name of Fund: BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Liquidity Funds, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1	–	Schedule of Investments

Schedule of Investments January 31, 2009 (Unaudited)	Federal Trust Fund
(Percentages shown are based on Net Assets)

	Par
	(000)	Value
Agency Obligations
Federal Farm Credit Bank Discount Notes — 14.2%(a)
0.01%, 2/02/09	$3,494	$3,493,999
1.85%, 2/03/09	10,000	9,998,972
0.05%, 2/06/09	10,000	9,999,931
0.20%, 3/09/09	2,800	2,799,440
0.32%, 4/06/09	277	276,842
1.11%, 4/14/09	25,000	24,945,000
1.41%, 5/11/09	15,000	14,942,250

		66,456,434

Federal Farm Credit Bank Variable Rate Notes — 22.4%(b)
0.34%, 3/12/09	15,000	15,000,000
0.48%, 3/05/10	15,000	15,000,000
0.43%, 7/06/10	75,000	75,000,000

		105,000,000

Federal Home Loan Bank Bonds — 2.8%
2.75%, 2/25/09	3,000	3,004,875
2.50%, 3/30/09	10,000	10,025,090

		13,029,965

Federal Home Loan Bank Discount Notes — 25.7%(a)
2.10%, 2/24/09	10,000	9,986,583
0.65%, 2/25/09	10,000	9,995,667
0.65%, 2/26/09	10,000	9,995,486
0.71%, 3/04/09	5,000	4,996,943
0.85%, 3/04/09	5,000	4,996,340
1.28%, 3/27/09	9,000	8,982,720
0.30%, 3/31/09	1,900	1,899,082
1.90%, 5/04/09	15,000	14,927,167
0.24%, 5/15/09	10,000	9,992,990
0.42%, 5/18/09	15,000	14,981,450
0.41%, 7/08/09	20,000	19,964,239
0.50%, 7/15/09	10,000	9,977,222

		120,695,889

Federal Home Loan Bank Variable Rate Notes — 26.4%(b)
2.17%, 2/11/09	20,000	20,000,000
3.00%, 5/01/09	6,900	6,900,770
0.29%, 8/10/09	25,000	25,000,000
1.19%, 1/11/10	22,000	22,015,779
1.25%, 7/09/10	50,000	49,985,617

		123,902,166

Tennessee Valley Authority Discount Notes — 8.5%(a)
0.10%, 2/19/09	40,000	39,998,000

Total Investments (Cost $469,082,454*) — 100.0%		469,082,454
Other Assets in Excess of Liabilities — 0.0%		214,420

Net Assets — 100.0%		$469,296,874

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Rate shown is as of report date.

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$—
Level 2	469,082,454
Level 3	—

Total	$469,082,454

Funds Abbreviations

To simplify the listings of fund holdings in the Schedules of Investments, the names and descriptions of certain securities have been abbreviated according to the list on the right.	AMT	Alternative Minimum Tax (subject to)	MERLOTS	Municipal Exempt Receipts-Liquidity
	BAN	Bond Anticipation Note		Option Tender
	CDC	CDC Funding Group	P-FLOAT	Putable Floating Option Tax-Exempt
	COP	Certificates of Participation		Receipt
	DN	Demand Note (variable rate)	PCRB	Pollution Control Revenue Bond
	FSA	Financial Security Assurance	PUTTERS	Putable Tax-Exempt Receipt
	GO	General Obligation	RAN	Revenue Anticipation Note
	HFA	Housing Finance Authority	RB	Revenue Bond
	IDA	Industrial Development Authority	ROC	Reset Option Certificate
	IDRB	Industrial Development Revenue Bond	SBPA	Stand-by Bond Purchase Agreement
	ISD	Independent School District	TAN	Tax Anticipation Note
	LOC	Letter of Credit	TECP	Tax-Exempt Commercial Paper
	MB	Municipal Bond	TRAN	Tax and Revenue Anticipation Note

JANUARY 31, 2009	1

Schedule of Investments January 31, 2009 (Unaudited)	FedFund
(Percentages shown are based on Net Assets)

	Par
	(000)	Value
Agency Obligations
Federal Farm Credit Bank Discount Notes — 0.1%(a)
0.01%, 2/02/09	$11,506	$11,505,997

Federal Farm Credit Bank Variable Rate Notes — 2.3%(b)
0.34%, 3/12/09	125,000	125,000,000
0.31%, 11/16/09	150,000	150,000,000
0.43%, 7/06/10	65,000	65,000,000

		340,000,000

Federal Home Loan Bank Bonds — 1.3%
2.25%, 2/13/09	125,000	124,989,775
2.56%, 2/13/09	70,170	70,170,000

		195,159,775

Federal Home Loan Bank Discount Notes — 7.1%(a)
0.30%, 3/31/09	100	99,952
0.26%, 5/15/09	75,000	74,944,208
0.28%, 5/18/09	125,000	124,896,945
1.18%, 6/01/09	180,000	179,292,000
0.30%, 6/02/09	68,800	68,730,627
1.21%, 6/08/09	63,750	63,477,876
0.30%, 6/15/09	517,000	516,422,683
0.33%, 6/15/09	23,000	22,971,748

		1,050,836,039

Federal Home Loan Bank Variable Rate Notes — 14.0%(b)
2.17%, 2/11/09	200,000	200,003,130
2.12%, 2/18/09	100,000	100,000,000
0.38%, 2/20/09	400,000	400,000,000
0.31%, 3/04/09	150,000	150,000,000
0.98%, 7/14/09	100,000	100,008,419
0.29%, 8/13/09	100,000	100,000,000
1.19%, 1/11/10	100,000	100,071,722
0.72%, 2/05/10	300,000	300,000,000
0.87%, 2/15/10	250,000	250,000,000
1.25%, 7/09/10	350,000	349,899,322

		2,049,982,593

Federal Home Loan Mortgage Corp. Bonds — 0.8%
4.75%, 3/05/09	119,760	120,010,560

Federal Home Loan Mortgage Corp. Discount Notes — 16.1%(a)
2.20%, 2/10/09	25,000	24,986,250
2.20%, 2/18/09	25,000	24,974,028
2.12%, 2/24/09	29,370	29,330,220
2.55%, 2/25/09	150,000	149,745,000
1.70%, 2/27/09	75,000	74,907,917
1.08%, 3/02/09	45,000	44,960,850
1.11%, 4/02/09	123,085	122,857,293
2.05%, 3/03/09	250,000	249,572,917
2.05%, 3/13/09	120,000	119,726,666
1.15%, 3/16/09	120,000	119,835,166
1.70%, 3/23/09	75,000	74,822,917
1.05%, 3/25/09	150,000	149,772,500
1.11%, 4/07/09	175,000	174,649,271
1.45%, 4/09/09	200,000	199,460,278
1.35%, 4/20/09	225,000	224,341,875
1.17%, 4/21/09	235,060	234,456,483
1.17%, 4/24/09	50,000	49,866,750
0.47%, 6/18/09	150,000	149,731,708
0.48%, 6/22/09	150,000	149,718,000

		2,367,716,089

Federal National Mortgage Assoc. Bonds — 0.2%
4.88%, 4/15/09	30,750	31,032,225

Federal National Mortgage Assoc. Discount Notes — 20.2%(a)
2.20%, 2/02/09	28,626	28,624,251
2.20%, 2/11/09	23,592	23,577,583
0.77%, 2/17/09	215,075	215,001,396
2.60%, 2/17/09	270,000	269,688,000
2.35%, 2/18/09	22,200	22,175,364
2.12%, 2/23/09	24,300	24,268,518
0.20%, 2/26/09	100,000	99,986,111
2.33%, 3/04/09	100,000	99,799,361
1.10%, 3/16/09	250,000	249,671,528
1.40%, 3/30/09	250,000	249,445,833
2.34%, 3/31/09	132,440	131,940,701
1.10%, 5/06/09	150,000	149,569,167
1.20%, 5/11/09	250,000	249,175,000
0.33%, 5/13/09	150,000	149,495,000
0.25%, 5/18/09	150,000	149,889,583
0.45%, 5/18/09	150,000	149,801,250
0.45%, 5/20/09	200,000	199,730,000
0.30%, 6/01/09	375,000	374,625,000
1.30%, 6/22/09	125,000	124,363,542

		2,960,827,188

Total Agency Obligations — 62.1%		9,127,070,466

Repurchase Agreements
Banc of America Securities LLC,
0.28%, 2/02/09	300,000	300,000,000
(Agreement dated 1/30/09 to be repurchased at $300,007,000, collateralized by Federal National Mortgage Assoc. Bonds 5.00% due 8/01/33.)
Barclays Capital, Inc.,
0.28%, 2/02/09	1,550,000	1,550,000,000
(Agreement dated 1/30/09 to be repurchased at $1,550,036,167, collateralized Federal Home Loan Mortgage Corp. Bonds 5.50% due 2/01/38.)
Credit Suisse Securities (USA) LLC,
0.23%, 2/02/09	102,026	102,026,000
(Agreement dated 01/30/09 to be repurchased at $102,027,956, collateralized by U.S. Treasury Inflation Indexed Securities 4.25% due 1/15/10.)
Deutsche Bank Securities Inc.,
0.29%, 2/02/09	1,488,000	1,488,000,000

(Agreement dated 1/30/09 to be repurchased at $1,488,035,960, collateralized by Federal Home Loan Mortgage Corp. Bonds and Federal National Mortgage Assoc. Bonds 3.00% to 16.00% due from 2/01/09 to 8/01/48.)

Deutsche Bank Securities Inc.,
1.30%, 2/05/09	500,000	500,000,000

(Agreement dated 11/18/08 to be repurchased at $501,426,389, collateralized by Federal Home Loan Mortgage Corp. Bonds and Federal National Mortgage Assoc. Bonds 3.00% to 16.00% due from 2/01/09 to 8/01/48.)

Greenwich Capital Markets, Inc.,
0.29%, 2/02/09	175,000	175,000,000
(Agreement dated 1/30/09 to be repurchased at $175,004,229, collateralized by U.S. Treasury Bills due 12/17/09.)

2	JANUARY 31, 2009

Schedule of Investments (concluded)	FedFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
Greenwich Capital Markets, Inc.,
0.20%, 2/05/09	$500,000	$500,000,000

(Agreement dated 1/06/09 to be repurchased at $500,083,333, collateralized by Federal National Mortgage Assoc. Bonds and Federal Home Loan Mortgage Corp. Bonds 5.00% to 6.50% due from 10/01/36 to 3/01/48.)

Greenwich Capital Markets, Inc.,
0.24%, 2/18/09	300,000	300,000,000
(Agreement dated 1/15/09 to be repurchased at $300,068,000, collateralized by Federal National Mortgage Assoc. Bonds 4.50% to 6.00% due from 2/01/38 to 1/01/39.)
Greenwich Capital Markets, Inc.,
0.28%, 2/23/09	400,000	400,000,000
(Agreement dated 1/21/09 to be repurchased at $400,102,667, collateralized by Federal National Mortgage Assoc. Bonds 5.00% to 5.50% due from 7/01/35 to 2/01/38.)
Greenwich Capital Markets, Inc.,
0.30%, 3/04/09	300,000	300,000,000
(Agreement dated 1/28/09 to be repurchased at $300,087,500, collateralized by Federal National Mortgage Assoc. Bonds 5.00% to 5.50% due from 4/01/34 to 10/01/35.)
Merrill Lynch Government Securities, Inc.,
0.30%, 2/02/09(c)	125,000	125,000,000

(Agreement dated 1/30/09 to be repurchased at $125,003,125, collateralized by Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes and Government National Mortgage Assoc. Bonds 0.00% to 27.70% due from 4/20/32 to 7/20/38.)

Mizuho Securities USA Inc.,
0.26%, 2/02/09	100,000	100,000,000
(Agreement dated 1/30/09 to be repurchased at $100,002,167, collateralized by U.S. Treasury Bills due 9/15/09 .)
PNC Bank, N.A.,
0.29%, 2/02/09(d)	17,600	17,600,000
(Agreement dated 1/30/09 to be repurchased at $17,600,425, collateralized by Federal Home Loan Mortgage Corp. Bonds 5.26% due 6/01/35.)
UBS Securities LLC,
0.28%, 2/02/09	250,000	250,000,000

(Agreement dated 1/30/09 to be repurchased at $250,005,833, collateralized by Federal National Mortgage Assoc. Strips, Federal Home Loan Mortgage Corp. Strips, Federal Home Loan Mortgage Corp. Bonds and Government National Mortgage Assoc. Bonds 0.00% to 5.50% due from 1/01/29 to 6/01/31.)

Total Repurchase Agreements — 41.6%		6,107,626,000

Total Investments (Cost $15,234,696,466*) — 103.7%		15,234,696,466
Liabilities in Excess of Other Assets — (3.7)%		(544,498,310)

Net Assets — 100.0%		$14,690,198,156

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Rate shown is as of report date.

(c)	Investments in companies considered to be an affiliate during the period were as follows:

	Net	Interest
Affiliate	Activity	Income
Merrill Lynch Government Securities, Inc.	$—	$13,530

(d) Investments in companies considered to be an affiliate of the Fund were as follows:

	Net	Interest
Affiliate	Activity	Income
PNC Bank N.A.	$(18,400,000)	$8,022

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Investments
Valuation Inputs	in Securities
Assets
Level 1	$—
Level 2	15,234,696,466
Level 3	—

Total	$15,234,696,466

JANUARY 31, 2009	3

Schedule of Investments January 31, 2009 (Unaudited)	TempCash
(Percentages shown are based on Net Assets)

	Par
	(000)	Value
Agency Obligations
Federal Home Loan Bank Variable Rate Notes — 4.7%(a)
1.35%, 3/20/09	$72,715	$72,723,735
0.29%, 8/13/09	76,100	76,100,000
0.25%, 8/14/09	112,915	112,908,993
0.87%, 2/15/10	49,670	49,670,000
1.25%, 7/09/10	91,895	91,868,566

		403,271,294

Federal Home Loan Mortgage Corp. Discount Notes — 1.7%(b)
0.26%, 5/08/09	100,000	99,930,667
0.50%, 7/07/09	50,000	49,891,666

		149,822,333

Federal Home Loan Mortgage Corp. Variable Rate Notes — 4.1%(a)
1.33%, 9/25/09	181,090	181,055,569
0.34%, 9/28/09	121,035	121,015,357
1.06%, 7/14/10	55,000	54,972,223

		357,043,149

Federal National Mortgage Assoc. Discount Notes — 3.2%(b)
0.25%, 5/13/09	50,000	49,964,931
2.00%, 5/14/09	29,050	28,885,383
1.22%, 5/15/09	80,000	79,720,756
0.21%, 5/20/09	25,000	24,984,250
1.30%, 6/22/09	40,000	39,796,333
0.50%, 6/24/09	50,000	49,898,708

		273,250,361

Total Agency Obligations — 13.7%		1,183,387,137

Certificates of Deposit
Domestic — 2.0%
Bank of America, N.A., (A-1+, P-1, F-1+)
2.45%, 5/19/09	25,000	25,000,000
Chase Bank USA, N.A., (A-1+, P-1, F-1+)
0.52%, 7/15/09	50,000	50,000,000
Citibank N.A., (A-1, P-1, F-1+)
1.03%, 3/02/09	17,650	17,650,000
1.50%, 3/17/09	40,000	40,000,000
1.33%, 3/31/09	19,000	19,000,000
1.40%, 4/02/09	20,000	20,000,000

		171,650,000

Yankee — 38.2%(c)
Banco Bilbao Vizcaya Argentaria S.A., New York, (A-1+, P-1, F-1+)
3.36%, 2/04/09	55,000	55,000,361
2.66%, 3/10/09	50,000	50,000,510
1.94%, 3/12/09	45,000	45,000,485
2.71%, 4/14/09	40,000	40,000,791
0.81%, 4/29/09	52,000	52,001,254
2.77%, 5/12/09	60,000	60,001,644
0.80%, 7/16/09	70,500	70,500,000
1.16%, 8/03/09	64,000	64,003,199
Banco Santander, New York, (A-1+, P-1, F-1+)
2.59%, 2/06/09	50,000	50,001,999
3.70%, 2/24/09	50,000	50,000,000
2.78%, 5/12/09	55,000	55,000,000
Barclays Bank Plc, New York, (A-1+, P-1, F-1+)
2.00%, 2/05/09	50,000	50,000,000
1.85%, 2/11/09	150,000	150,000,000
BNP Paribas, New York, (A-1+, P-1, F-1+)
3.10%, 2/18/09	50,000	50,000,000
3.12%, 2/20/09	210,000	210,000,000
2.08%, 3/05/09	25,000	25,000,000
2.29%, 6/08/09	20,000	20,000,000
1.17%, 7/08/09	30,000	30,000,000
DnB NOR Bank ASA, New York, (A-1+, P-1, F-1)
1.90%, 2/09/09	24,000	24,000,000
2.05%, 2/09/09	50,000	50,000,000
Intesa San Paolo SpA, New York, (A-1+, P-1, F-1+)
2.08%, 3/05/09	50,000	50,000,000
1.85%, 3/10/09	26,550	26,550,000
1.45%, 3/11/09	65,250	65,250,000
Lloyds Banking Group Plc, New York, (A-1+, P-1, F-1+)
1.90%, 2/09/09	60,550	60,550,000
2.10%, 3/04/09	75,000	75,000,000
2.08%, 3/05/09	52,450	52,450,000
1.52%, 7/13/09	115,000	115,000,000
Mizuho Corporate Bank, New York, (A-1, P-1, F-1)
2.00%, 2/12/09	27,000	27,000,000
2.05%, 2/20/09	84,900	84,915,616
Nordea Bank Finland Plc, New York, (A-1+, P-1, F-1+)
3.41%, 2/24/09	55,000	55,000,000
Rabobank Nederland N.V., New York, (A-1+, P-1, F-1+)
0.70%, 2/12/09	19,840	19,840,000
3.01%, 2/19/09	64,500	64,500,000
3.02%, 3/09/09	26,000	26,026,092
0.90%, 3/16/09	35,000	35,000,000
0.70%, 7/13/09	50,000	50,000,000
0.85%, 8/03/09	75,000	75,000,000
Royal Bank of Scotland Plc, New York, (A-1, P-1, F-1+)
3.15%, 2/20/09	55,500	55,500,000
3.14%, 3/09/09	110,000	110,000,000
1.40%, 3/30/09	75,000	75,000,000
San Paolo IMI SpA, New York, (A-1+, P-1, F-1+)
2.24%, 3/03/09	56,000	56,000,000
1.30%, 3/16/09	60,000	60,000,000
1.21%, 3/18/09	20,000	20,000,249
2.85%, 5/12/09	60,000	60,000,000
Societe Generale, New York, (A-1+, P-1, F-1+)
2.23%, 3/04/09	50,000	50,000,000
1.96%, 3/05/09	43,350	43,350,000
1.50%, 3/11/09	16,450	16,450,000
1.60%, 6/17/09	50,000	50,000,000
1.40%, 7/07/09	40,000	40,000,000
1.05%, 7/13/09	50,000	50,000,000
0.82%, 7/14/09	30,000	30,000,000
Sumitomo Mitsui Bank, New York, (A-1, P-1, F-1)
1.04%, 4/13/09	75,000	75,000,000
1.06%, 4/15/09	75,000	75,000,000
Svenska Handelsbanken, New York, (A-1+, P-1, F-1+)
2.96%, 2/03/09	60,000	60,000,033
1.95%, 3/11/09	15,000	15,000,000

4	JANUARY 31, 2009

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

	Par
	(000)	Value
Certificates of Deposit
Yankee (concluded)
Toronto Dominion Bank, New York, (A-1+, P-1, F-1+)
3.03%, 2/11/09	$43,000	$43,000,000
3.01%, 2/13/09	50,000	50,000,000
2.50%, 6/09/09	30,050	30,050,000
2.42%, 6/11/09	47,200	47,200,000
UBS AG, Stamford, (A-1, P-1, F-1+)
1.20%, 4/14/09	100,000	100,000,000

		3,294,142,233

Total Certificates of Deposit — 40.2%		3,465,792,233

Commercial Paper(b)
Asset Backed Securities — 25.5%
Amstel Funding Corp., (A-1, P-1)
2.10%, 2/26/09	40,000	39,941,667
2.00%, 4/14/09	150,000	149,400,000
Amsterdam Funding Corp., (A-1, P-1)
1.75%, 2/10/09	60,000	59,973,750
Aspen Funding Corp., (A-1, P-1, F-1+)
0.50%, 3/05/09	74,358	74,324,952
Atlantis One Funding Corp., (A-1+, P-1, F-1+)
0.71%, 5/05/09	50,000	49,908,292
Barton Capital Corp., (A-1+, P-1)
0.60%, 4/20/09	68,103	68,014,466
CAFCO LLC, (A-1, P-1, F-1+)
1.65%, 2/13/09	100,000	99,945,000
Cancara Asset Securitisation LLC, (A-1+, P-1)
0.80%, 3/20/09	50,000	49,947,778
Chariot Funding LLC, (A-1, P-1)
0.80%, 3/06/09	8,970	8,963,422
0.80%, 3/10/09	5,380	5,375,577
Charta LLC, (A-1, P-1)
1.65%, 2/13/09	38,000	37,979,100
CIESCO LLC, (A-1, P-1, F-1+)
2.12%, 2/13/09	55,000	54,961,133
3.25%, 2/13/09	53,400	53,342,150
Clipper Receivables Co. LLC, (A-1, P-1)
1.08%, 3/03/09	50,000	49,955,000
CRC Funding LLC, (A-1, P-1, F-1+)
0.45%, 4/07/09	50,000	49,959,375
0.42%, 4/08/09	50,000	49,961,500
0.43%, 4/14/09	100,000	99,914,000
Dakota Notes Program, (A-1, P-1, F-1)
2.23%, 2/06/09	12,950	12,945,989
Enterprise Funding LLC, (A-1+, P-1, F-1+)
2.25%, 2/06/09	50,000	49,984,375
3.35%, 2/12/09	22,500	22,476,969
2.02%, 2/24/09	97,006	96,880,808
Falcon Asset Securitization Co. LLC, (A-1, P-1, F-1+)
0.70%, 2/11/09	3,590	3,589,302
Gemini Securitization Corp. LLC, (A-1, P-1)
0.65%, 3/06/09	106,848	106,784,336
Jupiter Securitization Co. LLC, (A-1, P-1, F-1+)
0.70%, 2/26/09	8,315	8,310,958
Kitty Hawk Funding Corp., (A-1+, P-1, F-1+)
3.35%, 2/13/09	25,000	24,972,083
0.65%, 4/16/09	50,000	49,933,194
Liberty Street Funding LLC, (A-1, P-1)
2.80%, 2/02/09	25,000	24,998,056
Old Line Funding LLC, (A-1+, P-1, F-1+)
2.45%, 2/06/09	58,000	57,980,264
Park Avenue Receivables, (A-1, P-1, F-1)
1.05%, 3/05/09	50,000	49,953,333
0.95%, 3/06/09	13,225	13,213,483
0.80%, 3/09/09	7,175	7,169,260
Ranger Funding Co. LLC, (A-1+, P-1, F-1+)
3.35%, 2/12/09	20,000	19,979,528
1.52%, 2/24/09	200,000	199,805,778
Solitaire Funding LLC, (A-1+, P-1)
0.45%, 2/18/09	100,000	99,978,750
0.48%, 2/20/09	160,000	159,959,467
Thunder Bay Funding LLC, (A-1, P-1, F-1)
1.65%, 3/02/09	55,108	55,034,752
Victory Receivables Corp., (A-1, P-1, F-1)
0.50%, 3/18/09	10,000	9,993,750
Yorktown Capital LLC, (A-1+, P-1, F-1+)
3.35%, 2/13/09	21,350	21,326,159
0.65%, 4/14/09	50,000	49,935,000
0.65%, 4/16/09	50,000	49,933,195

		2,197,005,951

Banks — 7.7%
Bank of America Corp., (A-1, P-1, F-1+)
2.97%, 2/09/09	35,750	35,726,445
Citigroup Funding, Inc., (A-1, P-1, F-1+)
2.05%, 2/19/09	25,000	24,974,375
Danske Corp., (A-1, P-1)
1.24%, 4/06/09	300,000	299,338,667
San Paolo IMI U.S. Financial Co., (A-1+, P-1, F-1+)
1.32%, 3/02/09	26,000	25,972,353
0.74%, 3/16/09	25,000	24,977,903
Societe Generale N.A., Inc., (A-1+, P-1)
1.43%, 3/16/09	34,250	34,191,499
1.39%, 7/07/09	50,000	49,698,833
Svenska Handelsbanken AB, (A-1+, P-1, F-1+)
0.50%, 3/11/09	25,000	24,986,805
UBS Finance Delaware LLC, (A-1, P-1)
1.40%, 4/03/09	50,000	49,881,389
1.18%, 4/15/09	50,000	49,880,361
1.30%, 4/27/09	50,000	49,846,528

		669,475,158

Total Commercial Paper — 33.2%		2,866,481,109

Master Notes
Security Brokers & Dealers — 1.4%
Banc of America Securities LLC, (A-1, P-1, F-1+)(a)
0.61%, 2/02/09	120,000	120,000,000

Variable Rate Obligations(a)
Banks — 5.0%
Bank of Montreal, Chicago, (A+, Aa1, AA-)
0.94%, 10/05/09(c)(d)(e)	114,950	114,950,000
HSBC (USA), Inc., (AA-, Aa3, AA)
1.56%, 10/15/09(d)	23,380	23,380,000
ING Bank N.V., (AA, Aa3)
2.47%, 8/24/09(d)(e)	59,600	59,600,000

JANUARY 31, 2009	5

Schedule of Investments (concluded)	TempCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Variable Rate Obligations
Banks (concluded)
Lloyds Banking Group Plc, (A+, Aa1)
2.81%, 8/07/09(d)(e)	$86,300	$86,300,000
Nordea Bank AB, (AA-, Aa1)
1.51%, 10/23/09(d)(e)	77,500	77,500,000
Wachovia Bank, N.A., (AA+, Aa1, AA)
1.83%, 8/04/09(d)	67,900	67,900,000

		429,630,000

Finance Services — 0.9%
General Electric Capital Corp., (AAA, Aaa)
0.43%, 4/24/09	83,000	83,000,000

Life Insurance — 4.6%
ING USA Global Funding Trust IV, (A1, AA)
2.03%, 9/18/09	36,950	36,950,000
Monumental Life Insurance Co., (A-1+, P-1, F-1+)
2.59%, 10/09/09(f)	200,000	200,000,000
New York Life Insurance Co., (A-1+, P-1, F-1+)
1.47%, 4/13/09(f)	132,775	132,775,000
Transamerica Life Insurance Co., (A-1+, P-1, F-1+)
2.59%, 10/02/09(f)	26,000	26,000,000

		395,725,000

Total Variable Rate Obligations — 10.5%		908,355,000

Time Deposits — 1.5%
Branch Banking & Trust Co., (A-1, P-1, F-1+)
0.19%, 2/02/09	127,000	127,000,000

Repurchase Agreements — 1.5%
Deutsche Bank Securities Inc.,
0.29%, 2/02/09	125,784	125,784,000

(Agreement dated 1/30/09 to be repurchased at $125,787,040, collateralized by Federal National Mortgage Assoc. Bonds, Federal National Mortgage Assoc. Variable Rate Notes, Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes, Federal Home Loan Mortgage Corp. Bonds and Government National Mortgage Assoc. Bonds 0.00% to 7.00% due from 10/01/18 to 12/15/38.)

Total Investments (Cost $8,796,799,479*) — 102.0%		8,796,799,479
Liabilities in Excess of Other Assets — (2.0)%		(174,780,890)

Net Assets — 100.0%		$8,622,018,589

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.

(b)	Rate shown reflects the discount rate at the time of purchase.

(c)	Issuer is a U.S. branch of a foreign domiciled bank.

(d)	Ratings represent ratings of issuer.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Restricted security as to resale. As of report date, the Fund held 4.2% of its net assets, with a current market value of $358,775,000 and an original cost of $358,775,000 in these securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. In addition, the ratings of the investments provided by Standard & Poor’s, Moody’s Investors Service, Inc. and Fitch Ratings are believed to be the most recent ratings available at January 31, 2009.

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Investments
Valuation Inputs	in Securities
Assets
Level 1	$—
Level 2	8,796,799,479
Level 3	—

Total	$8,796,799,479

6	JANUARY 31, 2009

Schedule of Investments January 31, 2009 (Unaudited)	TempFund

	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bills — 0.4%(a)
0.23%, 4/30/09(a)	$300,000	$299,831,333

Agency Obligations
Federal Home Loan Bank Discount Notes — 0.9%(a)
1.80%, 5/13/09	86,019	85,584,604
0.50%, 6/25/09	300,000	299,400,000
0.53%, 7/29/09	225,534	224,942,976

		609,927,580

Federal Home Loan Bank Variable Rate Notes — 3.3%(b)
1.35%, 3/20/09	343,860	343,901,306
0.29%, 8/13/09	360,600	360,600,000
0.25%, 8/14/09	527,935	527,906,914
0.87%, 2/15/10	395,250	395,250,000
1.25%, 7/09/10	705,020	704,817,201

		2,332,475,421

Federal Home Loan Mortgage Corp. Discount Notes — 1.6%(a)
1.17%, 3/30/09	400,000	399,259,000
0.26%, 5/08/09	250,000	249,826,667
0.50%, 7/06/09	300,000	299,358,333
0.50%, 7/07/09	150,000	149,675,000

		1,098,119,000

Federal Home Loan Mortgage Corp. Variable Rate Notes — 2.6%(b)
1.33%, 9/25/09	849,070	848,908,564
0.34%, 9/28/09	554,405	554,315,023
1.06%, 7/14/10	435,000	434,780,308

		1,838,003,895

Federal National Mortgage Assoc. Discount Notes — 4.0%(a)
0.20%, 2/27/09	200,000	199,971,111
0.25%, 3/18/09	201,700	201,636,969
0.20%, 3/23/09	80,000	79,977,778
0.25%, 5/13/09	500,000	499,649,305
2.00%, 5/14/09	228,050	226,757,717
1.22%, 5/15/09	712,000	709,514,724
0.21%, 5/20/09	295,000	294,814,150
1.30%, 6/22/09	379,650	377,716,949
0.50%, 6/24/09	200,000	199,602,778
0.35%, 7/01/09	64,165	64,071,426

		2,853,712,907

Total Agency Obligations — 12.4%		8,732,238,803

Certificates of Deposit
Domestic — 2.7%
Bank of America, N.A., (A-1+, P-1, F-1+)
2.45%, 5/19/09	201,000	201,000,000
Chase Bank USA, N.A., (A-1+, P-1, F-1+)
0.52%, 7/15/09	461,300	461,300,000
Citibank N.A., (A-1, P-1, F-1+)
1.20%, 2/18/09	40,000	40,000,000
1.03%, 3/02/09	141,200	141,200,000
1.50%, 3/17/09	349,300	349,300,000
1.45%, 3/19/09	350,000	350,000,000
1.33%, 3/31/09	145,800	145,800,000
1.40%, 4/02/09	151,200	151,200,000
0.55%, 4/09/09	60,000	60,000,000

		1,899,800,000

Yankee — 40.9%(c)
Banco Bilbao Vizcaya Argentaria S.A., New York, (A-1+, P-1, F-1+)
3.36%, 2/04/09	420,000	420,000,347
2.66%, 3/10/09	493,000	493,005,022
1.94%, 3/12/09	335,000	335,003,612
2.71%, 4/14/09	496,000	496,009,806
0.81%, 4/29/09	325,000	325,007,838
2.77%, 5/12/09	530,500	530,514,535
0.96%, 7/13/09	100,000	100,004,479
1.16%, 8/03/09	600,000	600,029,994
Banco Santander, New York, (A-1+, P-1, F-1+)
2.59%, 2/06/09	50,000	50,001,999
2.34%, 2/12/09	360,000	360,004,374
3.70%, 2/24/09	780,000	780,000,000
2.78%, 5/12/09	483,000	483,000,000
2.85%, 5/26/09	200,000	200,000,000
Barclays Bank Plc, New York, (A-1+, P-1, F-1+)
2.33%, 2/03/09	350,000	350,000,000
2.00%, 2/05/09	100,000	100,000,000
2.00%, 2/09/09	300,000	300,000,000
0.70%, 2/19/09	1,200,000	1,200,000,000
BNP Paribas, New York, (A-1+, P-1, F-1+)
3.10%, 2/18/09	200,000	200,000,000
3.12%, 2/20/09	190,000	190,000,000
2.16%, 2/26/09	200,000	200,000,000
3.47%, 2/27/09	401,000	401,000,000
2.08%, 3/05/09	400,000	400,000,000
2.11%, 4/08/09	250,000	250,000,000
0.63%, 4/17/09	600,000	600,000,000
2.29%, 6/08/09	792,850	792,850,000
1.17%, 7/08/09	211,000	211,000,000
0.72%, 7/14/09	198,550	198,550,000
Canadian Imperial Bank of Commerce, New York, (A-1, P-1, F-1+)
0.90%, 4/09/09	100,000	100,037,154
DnB NOR Bank ASA, New York, (A-1+, P-1, F-1)
2.05%, 2/09/09	100,000	100,000,000
1.90%, 2/11/09	200,000	200,000,000
1.33%, 3/24/09	325,000	325,000,000
Intesa San Paolo SpA, New York, (A-1+, P-1, F-1+)
2.08%, 3/05/09	410,000	410,000,000
1.85%, 3/10/09	211,300	211,300,000
1.45%, 3/11/09	490,600	490,600,000
Lloyds Banking Group Plc, New York, (A-1+, P-1, F-1+)
1.90%, 2/09/09	416,070	416,070,000
2.00%, 2/17/09	800,000	800,000,000
2.05%, 3/02/09	55,500	55,500,429
2.10%, 3/04/09	700,000	700,000,000
2.08%, 3/05/09	417,500	417,500,000
1.80%, 3/17/09	160,000	160,000,000
1.52%, 7/13/09	100,000	100,000,000
Mizuho Corporate Bank, New York, (A-1, P-1, F-1)
2.00%, 2/12/09	215,000	215,000,000
1.50%, 2/17/09	458,500	458,500,000
Nordea Bank Finland Plc, New York, (A-1+, P-1, F-1+)
3.41%, 2/24/09	912,000	912,000,000
2.15%, 2/25/09	682,500	682,500,000
Rabobank Nederland N.V., New York, (A-1+, P-1, F-1+)
0.70%, 2/12/09	157,945	157,945,000
3.01%, 2/19/09	373,000	373,000,000
3.02%, 3/09/09	211,500	211,712,238
0.90%, 3/16/09	282,000	282,000,000
0.55%, 4/23/09	650,000	650,000,000
0.50%, 4/28/09	600,000	600,000,000
0.70%, 7/13/09	260,000	260,000,000
0.85%, 8/03/09	575,500	575,500,000

JANUARY 31, 2009	7

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit
Yankee (concluded)(c)
Royal Bank of Scotland Plc, New York, (A-1, P-1, F-1+)
3.15%, 2/20/09	$100,000	$100,000,000
3.14%, 3/09/09	863,000	863,000,000
1.40%, 3/30/09	564,000	564,000,000
San Paolo IMI SpA, New York, (A-1+, P-1, F-1+)
2.24%, 3/03/09	505,000	505,000,000
3.24%, 3/03/09	440,000	440,000,000
1.30%, 3/16/09	443,200	443,200,000
1.21%, 3/18/09	109,200	109,201,361
0.96%, 4/30/09	300,000	300,000,000
2.85%, 5/12/09	577,500	577,500,000
Societe Generale, New York, (A-1+, P-1, F-1+)
2.25%, 2/13/09	50,000	50,000,000
2.23%, 3/04/09	200,000	200,000,000
1.96%, 3/05/09	343,350	343,350,000
1.50%, 3/11/09	130,600	130,600,000
1.60%, 6/17/09	120,000	120,000,000
1.40%, 7/07/09	400,000	400,000,000
1.05%, 7/13/09	500,000	500,000,000
0.82%, 7/14/09	175,000	175,000,000
Sumitomo Mitsui Bank, New York, (A-1, P-1, F-1)
1.04%, 4/13/09	125,000	125,000,000
1.06%, 4/15/09	225,000	225,000,000
Svenska Handelsbanken, New York, (A-1+, P-1, F-1+)
2.96%, 2/03/09	457,000	457,000,252
1.40%, 2/12/09	233,368	233,368,000
1.95%, 3/11/09	120,000	120,000,000
Toronto Dominion Bank, New York, (A-1+, P-1, F-1+)
3.03%, 2/11/09	244,250	244,250,000
2.50%, 6/09/09	235,900	235,900,000
2.42%, 6/11/09	388,850	388,850,000
UBS AG, Stamford, (A-1, P-1, F-1+)
1.40%, 3/31/09	292,500	292,500,000
1.20%, 4/14/09	180,000	180,000,000

		28,752,866,440

Total Certificates of Deposit — 43.6%		30,652,666,440

Commercial Paper(a)
Asset Backed Securities — 23.4%
Amstel Funding Corp., (A-1, P-1)
1.85%, 2/27/09	415,663	415,107,628
1.35%, 3/20/09	400,000	399,295,000
Amsterdam Funding Corp., (A-1, P-1)
2.20%, 2/04/09	100,000	99,981,667
Atlantis One Funding Corp., (A-1+, P-1, F-1+)
2.05%, 2/04/09	114,862	114,842,378
1.55%, 2/10/09	192,000	191,925,600
0.70%, 3/16/09	180,000	179,849,500
0.45%, 3/17/09	152,500	152,416,125
0.45%, 3/19/09	225,000	224,870,625
0.71%, 5/05/09	115,000	114,789,071
Barton Capital Corp., (A-1+, P-1)
2.10%, 2/06/09	125,000	124,963,542
1.75%, 2/09/09	80,000	79,972,089
0.60%, 2/17/09	50,056	50,042,652
0.45%, 4/08/09	140,182	140,066,350
0.45%, 4/13/09	87,000	86,922,787
0.55%, 4/22/09	165,000	164,798,333
CAFCO LLC, (A-1, P-1, F-1+)
3.10%, 2/18/09	200,000	199,707,222
1.30%, 3/04/09	300,000	299,664,167
3.05%, 3/05/09	100,000	99,728,889
1.30%, 3/10/09	175,000	174,766,181
3.10%, 3/10/09	62,625	62,425,792
0.40%, 4/14/09	103,500	103,417,200
Cancara Asset Securitisation LLC, (A-1+, P-1)
0.32%, 2/06/09	52,250	52,247,678
0.80%, 3/20/09	360,000	359,624,000
Chariot Funding LLC, (A-1, P-1)
0.85%, 2/09/09	114,000	113,978,467
0.60%, 2/10/09	101,000	100,984,850
0.45%, 2/26/09	9,136	9,133,145
0.45%, 3/02/09	125,000	124,954,687
1.25%, 3/05/09	93,435	93,331,183
0.80%, 3/06/09	71,095	71,042,864
1.05%, 3/09/09	26,000	25,972,700
1.25%, 3/09/09	101,000	100,873,750
0.80%, 3/10/09	42,655	42,619,928
0.40%, 3/20/09	88,000	87,954,044
0.50%, 4/01/09	125,000	124,897,569
Charta LLC, (A-1, P-1)
3.10%, 2/18/09	300,000	299,560,833
3.55%, 2/20/09	200,000	199,672,778
1.30%, 3/03/09	300,000	299,675,000
3.10%, 3/05/09	225,000	224,380,000
1.30%, 3/10/09	150,000	149,799,583
3.12%, 3/17/09	100,000	99,621,111
0.70%, 3/19/09	48,000	47,957,067
0.75%, 3/19/09	78,955	78,879,335
CIESCO LLC, (A-1, P-1, F-1+)
3.25%, 2/13/09	60,000	59,935,000
3.10%, 2/18/09	100,000	99,853,611
3.00%, 3/04/09	250,000	249,354,167
3.05%, 3/05/09	250,000	249,322,222
3.10%, 3/10/09	250,505	249,708,151
0.70%, 3/19/09	347,000	346,689,628
Clipper Receivables Co. LLC, (A-1, P-1)
1.08%, 3/03/09	150,000	149,865,000
CRC Funding LLC, (A-1, P-1, F-1+)
0.43%, 4/14/09	274,000	273,780,800
Dakota Notes Program, (A-1, P-1, F-1)
2.23%, 2/06/09	101,850	101,818,455
Enterprise Funding LLC, (A-1+, P-1, F-1+)
2.25%, 2/06/09	96,155	96,124,952
3.35%, 2/12/09	160,958	160,793,242
Fairway Finance Co. LLC, (A-1, P-1)
1.06%, 3/06/09	83,633	83,551,737
Falcon Asset Securitization Co. LLC, (A-1, P-1, F-1+)
0.85%, 2/09/09	42,585	42,576,956
0.70%, 2/10/09	42,655	42,647,535
0.70%, 2/11/09	28,435	28,429,471
1.00%, 2/11/09	25,000	24,993,056
0.35%, 2/17/09	75,000	74,988,333
0.70%, 2/17/09	52,725	52,708,597
0.45%, 2/19/09	150,000	149,966,250
0.35%, 2/20/09	101,000	100,981,343
0.45%, 3/02/09	350,000	349,873,125

8	JANUARY 31, 2009

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper
Asset Backed Securities (continued)
0.45%, 3/06/09	$50,055	$50,034,352
0.45%, 3/13/09	101,000	100,949,500
Galleon Capital LLC, (A-1, P-1)
1.08%, 3/04/09	110,000	109,897,700
Jupiter Securitization Co. LLC, (A-1, P-1, F-1+)
0.85%, 2/10/09	65,815	65,801,014
0.35%, 2/12/09	27,900	27,897,016
0.35%, 2/17/09	100,000	99,984,444
0.60%, 2/17/09	51,000	50,986,400
0.70%, 2/26/09	65,910	65,877,960
1.05%, 3/02/09	52,000	51,956,017
0.45%, 3/05/09	175,000	174,930,000
0.95%, 3/05/09	25,000	24,978,889
0.45%, 3/06/09	120,000	119,950,500
1.25%, 3/06/09	125,000	124,856,771
0.45%, 3/09/09	50,000	49,977,500
0.45%, 3/10/09	35,000	34,983,812
Kitty Hawk Funding Corp., (A-1+, P-1, F-1+)
2.95%, 2/04/09	58,000	57,985,742
3.35%, 2/13/09	186,437	186,228,812
Liberty Street Funding LLC, (A-1, P-1)
0.90%, 3/20/09	180,887	180,733,497
LMA Americas LLC, (A-1, P-1)
0.37%, 2/06/09	137,700	137,692,924
0.37%, 2/10/09	117,800	117,789,103
0.45%, 2/23/09	122,300	122,266,367
0.55%, 2/23/09	27,300	27,290,824
0.57%, 2/26/09	71,000	70,971,896
0.40%, 3/17/09	183,700	183,610,191
0.65%, 3/17/09	96,950	96,872,979
Old Line Funding LLC, (A-1+, P-1, F-1+)
0.50%, 3/04/09	50,000	49,979,167
1.65%, 3/06/09	263,776	263,377,039
Palisades Commercial Paper Program, (A-1, P-1, F-1)
1.00%, 2/12/09	142,000	141,956,611
Park Avenue Receivables, (A-1, P-1, F-1)
0.85%, 2/09/09	105,295	105,275,111
0.30%, 2/11/09	150,000	149,987,500
0.35%, 2/13/09	100,000	99,988,333
0.30%, 2/17/09	75,000	74,990,000
0.45%, 3/03/09	165,000	164,938,125
1.05%, 3/05/09	50,000	49,953,333
0.95%, 3/06/09	105,295	105,203,306
0.80%, 3/09/09	56,875	56,829,500
0.45%, 3/17/09	100,000	99,945,000
0.40%, 3/18/09	150,000	149,925,000
Ranger Funding Co. LLC, (A-1+, P-1, F-1+)
2.95%, 2/04/09	125,000	124,969,271
3.35%, 2/12/09	149,375	149,222,098
1.52%, 2/24/09	468,000	467,545,520
0.45%, 3/17/09	75,438	75,396,509
0.40%, 3/18/09	175,596	175,508,202
1.15%, 3/18/09	70,000	69,899,375
Solitaire Funding LLC, (A-1+, P-1)
0.56%, 2/03/09	342,670	342,659,339
0.47%, 2/06/09	228,000	227,985,117
0.48%, 2/12/09	135,000	134,980,200
0.48%, 2/20/09	210,000	209,946,800
0.55%, 2/23/09	100,000	99,966,389
Thunder Bay Funding LLC, (A-1, P-1, F-1)
0.35%, 2/17/09	71,091	71,079,941
Tulip Funding Corp., (A-1, P-1)
0.40%, 2/05/09	115,070	115,064,886
0.45%, 2/17/09	272,266	272,211,547
0.60%, 2/17/09	200,288	200,234,590
Yorktown Capital LLC, (A-1+, P-1, F-1+)
3.35%, 2/13/09	110,609	110,485,487
1.25%, 3/17/09	229,342	228,991,616
0.40%, 3/18/09	110,587	110,531,706
0.65%, 4/14/09	35,366	35,320,024
0.65%, 4/16/09	175,000	174,766,180
0.45%, 4/24/09	30,450	30,418,789

		16,448,710,822

Banks — 10.1%
Bank of America Corp., (A-1, P-1, F-1+)
2.97%, 2/09/09	214,250	214,108,833
2.96%, 3/09/09	300,000	299,112,000
CBA Finance Delaware LLC, (A-1+, P-1)
0.69%, 4/08/09	75,000	74,905,125
0.70%, 4/09/09	184,000	183,760,289
0.75%, 4/29/09	219,000	218,603,062
0.78%, 4/30/09	240,000	239,542,400
0.79%, 5/04/09	100,000	99,800,306
Citigroup Funding, Inc., (A-1, P-1, F-1+)
1.95%, 2/05/09	200,000	199,956,667
2.30%, 2/12/09	200,000	199,859,444
2.05%, 2/20/09	200,000	199,783,611
3.15%, 3/17/09	187,000	186,280,050
Citigroup Funding, Inc. -TLGP, (A-1, P-1, F-1+)
0.25%, 3/05/09	100,000	99,977,778
0.85%, 3/11/09	200,000	199,820,556
0.85%, 3/12/09	100,000	99,907,917
ING US Funding LLC, (A-1+, P-1)
1.88%, 2/10/09	300,000	299,859,000
1.14%, 4/30/09	275,000	274,233,667
JPMorgan Chase Funding, Inc., (A-1, P-1, F-1+)
1.50%, 2/06/09	118,000	117,975,417
Nordea North America, Inc., (A-1+, P-1, F-1+)
1.38%, 3/20/09	16,000	15,971,173
1.20%, 4/03/09	182,000	181,629,933
Societe Generale N.A., Inc., (A-1+, P-1)
2.19%, 2/23/09	35,000	34,953,158
1.43%, 3/16/09	271,600	271,136,092
0.77%, 3/23/09	700,000	699,251,389
0.85%, 4/30/09	29,300	29,239,121
1.39%, 7/07/09	292,820	291,056,247
UBS Finance Delaware LLC, (A-1, P-1)
1.08%, 3/10/09	275,000	274,694,750
1.11%, 3/16/09	100,000	99,867,417
0.93%, 3/27/09	670,000	669,065,350
1.40%, 4/03/09	39,400	39,306,534
1.30%, 4/08/09	100,000	99,761,667
1.18%, 4/15/09	50,000	49,880,361
1.30%, 4/27/09	650,000	648,004,861
1.30%, 4/28/09	200,000	199,378,889
1.30%, 4/30/09	300,000	299,046,667

		7,109,729,731

JANUARY 31, 2009	9

Schedule of Investments (concluded)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper
Sugar & Confectionery Products — 0.0%
Nestle Capital Corp., (A-1+, P-1, F-1+)
0.12%, 2/02/09	$11,734	$11,733,961

Total Commercial Paper — 33.5%		23,570,174,514

Master Notes
Security Brokers & Dealers — 3.8%
Banc of America Securities LLC, (A-1, P-1, F-1+)(b)
0.61%, 2/02/09	2,640,000	2,640,000,000

Variable Rate Obligations(b)
Banks — 2.1%
Bank of America N.A., (AA-, Aa2, A+)
2.18%, 2/27/09	55,000	55,040,816
Bank of Montreal, Chicago, (A+, Aa1, AA-)
0.81%, 5/20/09(c)(d)	670,750	670,750,000
HSBC (USA), Inc., (AA-, Aa3, AA)
1.56%, 10/15/09(d)	101,935	101,935,000
ING Bank N.V., (AA, Aa3)
2.47%, 8/24/09(d)(e)	352,000	352,000,000
Wachovia Bank, N.A., (AA+, Aa1, AA)
1.64%, 5/01/09(d)	330,350	330,350,000

		1,510,075,816

Finance Services — 0.3%
General Electric Capital Corp., (AAA, Aaa)
0.43%, 4/24/09	202,000	202,000,000

Life Insurance — 2.4%
Hartford Life Insurance Co., (A-1+, P-1)
1.74%, 7/31/09(f)	100,000	100,000,000
1.74%, 7/31/09(f)	100,000	100,000,000
ING USA Global Funding Trust VI, (A1, AA)
2.03%, 9/18/09	180,095	180,095,000
MetLife Insurance Co. of Connecticut, (A-1+, P-1)
1.74%, 9/29/09(f)	250,000	250,000,000
New York Life Insurance Co., (A-1+, P-1, F-1+)
1.47%, 4/13/09(f)	631,645	631,645,000
Transamerica Life Insurance Co., (A-1+, P-1, F-1+)
0.84%, 10/02/09(f)	400,000	400,000,000
1.80%, 10/02/09(f)	4,000	4,000,000

		1,665,740,000

Total Variable Rate Obligations — 4.8%		3,377,815,816

Time Deposits — 1.0%
Branch Banking & Trust Co., (A-1, P-1, F-1+)
0.19%, 2/02/09	709,000	709,000,000

Repurchase Agreements
Banc of America Securities LLC,
0.25%, 2/02/09	1,000,000	1,000,000,000

(Agreement dated 1/30/09 to be repurchased at $1,000,020,833, collateralized by Federal Home Loan Mortgage Corp. Bonds and Federal National Mortgage Assoc. Bonds 5.50% to 6.00% due from 6/01/33 to 9/01/37.)

Banc of America Securities LLC,
0.28%, 2/02/09	400,000	400,000,000
(Agreement dated 1/30/09 to be repurchased at $400,009,333, collateralized by Government National Mortgage Assoc. Bonds 5.50% due 12/20/38)
Barclays Capital, Inc.,
0.20%, 2/02/09	234,000	234,000,000
(Agreement dated 1/30/09 to be repurchased at $234,003,900, collateralized by Federal National Mortgage Assoc. Bonds 4.10% due 12/17/18.)
Barclays Capital, Inc.,
0.23%, 2/02/09	100,000	100,000,000
(Agreement dated 1/30/09 to be repurchased at $100,001,917, collateralized by U.S. Treasury Notes 3.87% due 5/15/09.)
Deutsche Bank Securities Inc.,
0.27%, 2/02/09	85,000	85,000,000

(Agreement dated 1/30/09 to be repurchased at $85,001,913, collateralized by Federal Home Loan Mortgage Corp. Notes, Federal Home Loan Bank Bonds, Federal Home Loan Bank Discount Notes, Federal Home Loan Bank Bonds, Federal National Mortgage Assoc. Bonds and U.S. Treasury Bonds 0.00% to 9.00% due from 5/13/09 to 2/21/23.)

Deutsche Bank Securities Inc.,
0.29%, 2/02/09	309,969	309,969,000

(Agreement dated 1/30/09 to be repurchased at $309,976,491, collateralized by Federal Home Loan Mortgage Corp. Bonds and Federal National Mortgage Assoc. Bonds 5.00% to 7.00% due from 4/01/36 to 9/01/38.)

Deutsche Bank Securities Inc.,
0.29%, 2/02/09	312,000	312,000,000

(Agreement dated 1/30/09 to be repurchased at $312,007,540, collateralized by Federal Home Loan Mortgage Corp. Bonds and Federal National Mortgage Assoc. Bonds 5.00% to 7.00% due from 4/01/36 to 9/01/38.)

Total Repurchase Agreements — 3.5%		2,440,969,000

Total Investments (Cost $72,422,695,906*) — 103.0%		72,422,695,906
Liabilities in Excess of Other Assets — (3.0)%		(2,106,062,116)

Net Assets — 100.0%		$70,316,633,790

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.

(c)	Issuer is a U.S. branch of a foreign domiciled bank.

(d)	Ratings represent ratings of issuer.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Restricted security as to resale. As of report date, the Fund held 2.1% of its net assets, with a current market value of $1,485,645,000 and an original cost of $1,485,645,000 in these securities.

10	JANUARY 31, 2009

Schedule of Investments (concluded)	TempFund

•	Investments in companies considered to be an affiliate of the Fund were as follows:

Affiliate	Net Activity	Interest Income
PNC Bank N.A.	$(100,000,000)	$31,730

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. In addition, the ratings of the investments provided by Standard & Poor’s, Moody’s Investors Service, Inc. and Fitch Ratings are believed to be the most recent ratings available at January 31, 2009.

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$—
Level 2	72,422,695,906
Level 3	—

Total	$72,422,695,906

JANUARY 31, 2009	11

Schedule of Investments January 31, 2009 (Unaudited)	T-Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bills — 36.9%(a)
0.09%, 3/12/09	$30	$29,998
0.05%, 4/02/09	350,000	349,970,833
0.88%, 4/09/09	100,000	99,836,222
1.03%, 4/09/09	945,000	943,189,651
1.04%, 4/09/09	25,000	24,951,379
1.05%, 4/09/09	225,000	224,559,684
0.23%, 4/30/09	600,000	599,780,000
0.30%, 6/11/09	50,000	49,945,833
0.29%, 7/16/09	2,000,000	1,997,341,667
0.32%, 7/23/09	670,000	668,975,644
0.34%, 7/30/09	200,000	199,656,917
0.32%, 7/30/09	250,071	249,673,731
U.S. Treasury Notes — 1.4%
4.88%, 5/15/09	194,099	196,673,776

Total U.S. Treasury Obligations — 38.3%		5,604,585,335

Repurchase Agreements
Barclays Capital, Inc.,
0.25%, 2/02/09	1,240,000	1,240,000,000
(Agreement dated 1/30/09 to be repurchased at $1,240,025,833, collateralized by U.S. Treasury Bonds and U.S. Treasury Notes 2.13% to 7.63% due from 5/15/09 to 2/15/25.)
Barclays Capital, Inc.,
0.19%, 3/02/09	600,000	600,000,000

(Agreement dated 1/28/09 to be repurchased at $600,104,500, collateralized by U.S. Treasury Notes, U.S. Treasury Strips and U.S. Treasury Inflation Indexed Securities 0.00% to 3.88% due from 7/15/12 to 5/15/18.)

Credit Suisse Securities (USA) LLC,
0.23%, 2/02/09	7,506	7,506,000
(Agreement dated 1/30/09 to be repurchased at $7,506,144, collateralized by U.S. Treasury Inflation Indexed Securities 2.63% due 2/15/17.)
Credit Suisse Securities (USA) LLC,
0.25%, 2/02/09	342,950	342,950,000
(Agreement dated 1/30/09 to be repurchased at $342,957,145, collateralized by U.S. Treasury Inflation Indexed Securities 2.00% to 4.25% due from 1/15/10 to 1/15/16.)
Deutsche Bank Securities Inc.,
0.26%, 2/02/09	1,500,000	1,500,000,000

(Agreement dated 1/30/09 to be repurchased at $1,500,032,500, collateralized by U.S. Treasury Notes, U.S. Treasury Strips, U.S. Treasury Inflation Indexed Securities and U.S. Treasury Strip Principals 0.00% to 3.88% due from 2/15/10 to 2/15/36.)

Deutsche Bank Securities Inc.,
0.26%, 2/02/09	686,580	686,580,000

(Agreement dated 1/30/09 to be repurchased at $686,594,876, collateralized by U.S. Treasury Notes, U.S. Treasury Strips, U.S. Treasury Inflation Indexed Securities and U.S. Treasury Strip Principals 0.00% to 3.88% due from 2/15/10 to 2/15/36.)

Greenwich Capital Markets, Inc.,
2.04%, 2/02/09	725,000	725,000,000
(Agreement dated 9/09/08 to be repurchased at $730,998,167, collateralized by U.S. Treasury Bonds and U.S. Treasury Notes 3.13% to 6.25% due from 1/15/09 to 8/15/23.)
Greenwich Capital Markets, Inc.,
0.14%, 2/05/09	750,000	750,000,000
(Agreement dated 1/06/09 to be repurchased at $750,087,500, collateralized by U.S. Treasury Strips 1.63% to 3.00% due from 7/15/12 to 1/15/18.)
Greenwich Capital Markets, Inc.,
0.17%, 2/18/09	450,000	450,000,000
(Agreement dated 1/15/09 to be repurchased at $450,072,250, collateralized by U.S. Treasury Notes 2.00% to 4.88% due from 3/31/09 to 8/15/16.)
Greenwich Capital Markets, Inc.,
0.26%, 3/04/09	700,000	700,000,000
(Agreement dated 1/29/09 to be repurchased at $700,171,889, collateralized by U.S. Treasury Notes and U.S. Treasury Bonds 1.50% to 5.00% due from 8/15/16 to 5/15/37.)
HSBC Securities (USA) Inc.,
0.25%, 2/02/09	500,000	500,000,000
(Agreement dated 1/30/09 to be repurchased at $500,010,417, collateralized by U.S. Treasury Strips due from 2/15/19 to 2/15/38.)
JPMorgan Securities Inc.,
0.25%, 2/02/09	281,591	281,591,000
(Agreement dated 1/30/09 to be repurchased at $281,596,866, collateralized by U.S. Treasury Notes 4.25% to 4.38% due from 8/15/12 to 8/15/16.)
Mizuho Securities USA Inc.,
0.26%, 2/02/09	800,000	800,000,000

(Agreement dated 1/30/09 to be repurchased at $800,017,333, collateralized by U.S. Treasury Notes, U.S. Treasury Strips, U.S. Treasury Inflation Indexed Securities, U.S. Treasury Bonds and U.S. Treasury Strip Principals 0.00% to 10.63% due from 2/15/09 to 5/15/38.)

Mizuho Securities USA Inc.,
0.26%, 2/02/09	150,000	150,000,000

(Agreement dated 1/30/09 to be repurchased at $150,003,250, collateralized by U.S. Treasury Notes, U.S. Treasury Strips, U.S. Treasury Inflation Indexed Securities, U.S. Treasury Bonds and U.S. Treasury Strip Principals 0.00% to 10.63% due from 2/15/09 to 5/15/38.)

UBS Securities LLC,
0.25%, 2/02/09	300,000	300,000,000
(Agreement dated 1/30/09 to be repurchased at $300,006,250, collateralized by U.S. Treasury Inflation Indexed Securities 2.00% due 1/15/16.)

Total Repurchase Agreements — 61.7%		9,033,627,000

12	JANUARY 31, 2009

Schedule of Investments (continued)	T-Fund
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost $14,638,212,335*) — 100.0%	$14,638,212,335
Other Assets in Excess of Liabilities — 0.0%	5,499,411

Net Assets — 100.0%	$14,643,711,746

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$—
Level 2	14,638,212,335
Level 3	—

Total	$14,638,212,335

JANUARY 31, 2009	13

Schedule of Investments January 31, 2009 (Unaudited)	Treasury Trust Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bills — 96.8%(a)
0.53%, 2/05/09	$551,065	$551,032,548
1.88%, 2/05/09	70,000	69,985,378
1.89%, 2/05/09	30,000	29,993,697
0.36%, 2/12/09	789,323	789,237,380
1.99%, 2/12/09	40,000	39,975,727
2.00%, 2/12/09	40,000	39,975,592
0.15%, 2/19/09	752,068	752,011,594
0.15%, 2/26/09	780,000	779,918,750
1.91%, 2/26/09	45,000	44,940,312
0.05%, 3/05/09	513	512,977
0.14%, 3/05/09	325,000	324,959,556
0.09%, 3/12/09	42,599	42,594,847
0.04%, 3/19/09	5,620	5,619,680
0.15%, 4/09/09	418,896	418,779,058
0.12%, 4/16/09	500,000	499,876,667
0.14%, 4/23/09	140,000	139,955,900
0.15%, 4/30/09	225,000	224,917,500
0.21%, 4/30/09	301	300,844
0.24%, 4/30/09	100,000	99,942,556
1.05%, 5/07/09	75,000	74,792,188
0.30%, 6/11/09	20,000	19,978,333
0.34%, 7/30/09	150,000	149,742,688

U.S. Treasury Notes — 3.2%
2.62%, 3/15/09	33,350	33,448,840
4.88%, 5/15/09	134,742	136,531,297

Total Investments (Cost $5,269,023,909*) — 100.0%		5,269,023,909
Other Assets in Excess of Liabilities — 0.0%)		830,205

Net Assets — 100.0%		$5,269,854,114

*	Aggregate cost for federal income tax purposes is $5,269,078,525.

(a)	Rate shown reflects the discount rate at the time of purchase.

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$—
Level 2	5,269,023,909
Level 3	—

Total	$5,269,023,909

14	JANUARY 31, 2009

Schedule of Investments January 31, 2009 (Unaudited)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 1.8%
Brundidge IDRB (Carter Brothers Project) Series 2001 AMT DN (SouthTrust Bank N.A. LOC),
0.70%, 2/09/09(a)	$805	$805,000
Southeast Alabama Gas District RB (Supply Project) Series 2007A DN (Societe Generale SBPA), (VMIG-1)
0.35%, 2/02/09(a)	8,600	8,600,000
Tuscaloosa IDRB Series 2000A AMT DN (SouthTrust Bank N.A. LOC),
0.70%, 2/09/09(a)	1,165	1,165,000

		10,570,000

Arizona — 5.4%
Chandler GO Municipal Trust Receipts Floaters Series 2007-49TP DN (Wells Fargo Bank N.A. Liquidity Facility), (A-1+, F-1+)
0.48%, 2/09/09(a)(b)	1,900	1,900,000
Pinal County Electrical District No. 3 RB Series 2006U-1 DN (Bank of America N.A. SBPA), (VMIG-1)
0.58%, 2/09/09(a)(b)	22,300	22,300,000
Scottsdale IDA RB Series 2006 ROC-RR-II-R-578CE DN (Citigroup Financial Products Liquidity Facility, Citigroup Financial Products Guaranty), (A-1+)
0.88%, 2/09/09(a)(b)	7,555	7,555,000

		31,755,000

Arkansas — 3.7%

Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program) Series 2006E AMT DN (Government National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Insurance, State Street Bank & Trust Co. SBPA), (A-1+)

1.00%, 2/09/09(a)	5,000	5,000,000
Blytheville IDRB (Nucor Corp. Project) Series 1998 AMT DN, (A-1, VMIG-1)
1.20%, 2/09/09(a)	16,800	16,800,000

		21,800,000

California — 4.2%
California Department of Water Resources Power Supply RB Series 2008J-1 DN (JPMorgan Chase Bank LOC, California Public Employees’ Retirement System LOC), (VMIG-1, F-1+)
0.40%, 2/02/09(a)	800	800,000
California Housing Finance Agency Home Mortgage RB Series 2006C AMT DN (Calyon Bank SBPA), (A-1+, VMIG-1)
0.75%, 2/02/09(a)	13,335	13,335,000
California Housing Finance Agency Home Mortgage RB Series 2006C DN (Calyon Bank SBPA), (A-1+, VMIG-1)
0.75%, 2/02/09(a)	100	100,000
Golden State Tobacco Securitization Corp. RB Floaters Series 2007-2040 DN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty), (A-1, F-1+)
1.50%, 2/09/09(a)(b)	10,000	10,000,000

		24,235,000

Colorado — 2.7%
Colorado GO Series 2008 TRAN, (SP-1+, MIG-1, F-1+)
3.00%, 6/26/09	5,000	5,025,570
Colorado HFA Single Family Mortgage RB Series 2008A-3 AMT DN (Dexia Credit Local SBPA), (A-1)
2.15%, 2/09/09(a)	10,500	10,500,000

		15,525,570

Florida — 6.5%
Broward County RB Series 2008N AMT DN (Assured Guaranty Ltd. Insurance, JPMorgan Chase Bank SBPA), (A-1+, VMIG-1, F-1+)
0.70%, 2/09/09(a)	3,900	3,900,000
Capital Trust Agency RB (Aero Miami FX Project) Series 2004 AMT DN (Bank One N.A. LOC), (A-1+)
0.65%, 2/09/09(a)(b)	11,805	11,805,000
Florida Gulf Coast University Financing Corp. RB (Housing Project) Series 2008A DN (Wachovia Bank N.A. LOC),
0.51%, 2/09/09(a)	4,000	4,000,000
Gainesville Utilities System RB Series 2005C DN (SunTrust Bank SBPA), (A-1+, VMIG-1)
0.65%, 2/02/09(a)	3,000	3,000,000
Gainesville Utilities System RB Series 2006A DN (SunTrust Bank SBPA), (A-1+, VMIG-1)
0.75%, 2/02/09(a)	4,300	4,300,000
Highlands County IDA RB (Amerikan LLC Project) Series 2004 AMT DN (SunTrust Bank LOC), (A-1+, VMIG-1)
0.79%, 2/09/09(a)	6,950	6,950,000
Jacksonville Economic Development Commission IDRB (Glasfloss Industries, Inc. Project) Series 2002 AMT DN (Huntington National Bank LOC),
2.60%, 2/09/09(a)	1,680	1,680,000
Jacksonville Economic Development Commission IDRB (Tremron Jacksonville Project) Series 2000 AMT DN (Branch Banking & Trust Co. LOC), (VMIG-1)
0.65%, 2/09/09(a)	1,350	1,350,000
Orange County Health Facilities Authority RB (Orlando Regional Healthcare System Project) Series 2008D DN (SunTrust Bank LOC), (VMIG-1)
0.47%, 2/02/09(a)	1,000	1,000,000

		37,985,000

Georgia — 1.0%
Clayton County Housing Authority Multi-Family Housing RB (Providence Place Apartments Project) Series 2006 AMT DN (AmSouth Bank of Alabama LOC), (VMIG-1)
0.78%, 2/09/09(a)	300	300,000
Fulton County Development Authority Airport Facility RB (Flightsafety International, Inc. Project) Series 1999B AMT DN (Berkshire Hathaway Obliger LOC), (VMIG-1)
0.60%, 2/09/09(a)	2,400	2,400,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997A AMT DN (Wachovia Bank N.A. LOC),
1.53%, 2/09/09(a)	1,000	1,000,000

JANUARY 31, 2009	15

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Georgia (concluded)
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997B DN (Wachovia Bank N.A. LOC),
1.53%, 2/09/09(a)	$1,000	$1,000,000
Laurens County IDRB (Aladdin Manufacturing Corp. Project) Series 1997 AMT DN (Wachovia Bank N.A. LOC),
1.53%, 2/09/09(a)	1,000	1,000,000

		5,700,000

Illinois — 3.2%
Chicago IDRB (Promise Candy Project) Series 2001 AMT DN (LaSalle Bank N.A. LOC),
0.94%, 2/09/09(a)	2,590	2,590,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 DN (LaSalle Bank N.A. LOC), (A-1+)
1.00%, 2/09/09(a)	2,915	2,915,000
Illinois Development Finance Authority IDRB (Cano Packaging Corp. Project) Series 2001 AMT DN (LaSalle Bank N.A. LOC),
0.99%, 2/09/09(a)	1,790	1,790,000
Illinois Development Finance Authority IDRB (Freedman Seating Co. Project) Series 2005 AMT DN (LaSalle Bank N.A. LOC), (A-1+)
0.70%, 2/09/09(a)	1,795	1,795,000
Illinois Finance Authority RB (Alternative Behavior Treatment Project) Series 2005 DN (JPMorgan Chase Bank LOC),
0.60%, 2/09/09(a)	2,935	2,935,000
Illinois Finance Authority RB (Central DuPage Health Project) Series 2004A DN (JPMorgan Chase Bank Liquidity Facility), (A-1+, F-1+)
0.60%, 2/02/09(a)	3,895	3,895,000
Illinois Finance Authority RB (Northwestern Memorial Hospital Project) Series 2009B-1 DN (JPMorgan Chase Bank SBPA), (A-1+, VMIG-1)
0.50%, 2/09/09(a)	2,000	2,000,000
Illinois Health Facilities Authority RB (Northwestern Memorial Hospital Project) Series 1995 DN (JPMorgan Chase Bank SBPA), (A-1+, VMIG-1)
0.48%, 2/09/09(a)	700	700,000

		18,620,000

Indiana — 3.3%
Anderson Economic Development RB (Printer Zink, Inc. Project) Series 2004A AMT DN (Star Financial Bank LOC, U.S. Bank N.A. LOC), (A-1+)
1.08%, 2/09/09(a)	1,370	1,370,000
Huntingburg Multi-Family Housing RB (Lincoln Village Apartments Project) Series 2000 AMT DN (Federal Home Loan Bank LOC),
0.73%, 2/09/09(a)	2,250	2,250,000
Indiana Bond Bank RB (Mid-Year Funding Program Notes Project) Series 2008A RAN (Bank of New York LOC), (SP-1+)
3.00%, 5/28/09	7,000	7,025,633
Indiana Finance Authority Environmental IDRB (Duke Energy Indiana, Inc. Project) Series 2009-A2 AMT DN (Bank of America N.A. LOC), (A-1+, VMIG-1)
0.65%, 2/09/09(a)	3,300	3,300,000
Indiana Finance Authority Health Care Facilities RB (BehaviorCorp, Inc. Project) Series 2007 DN (Huntington National Bank LOC),
2.50%, 2/09/09(a)	2,745	2,745,000
Kendallville Economic Developmental Authority RB (Parts Finishing Group Project) Series 2006 AMT DN (Huntington National Bank LOC),
2.60%, 2/09/09(a)	2,375	2,375,000
Orleans Economic Development RB (Almana LLC Project) Series 1995 AMT DN (Bank One N.A. LOC),
2.00%, 2/09/09(a)	400	400,000

		19,465,633

Iowa — 0.2%
Dallas County IDRB (Sioux City Brick Project) Series 2000A AMT DN (Firstar Bank N.A. LOC),
1.21%, 2/09/09(a)	1,000	1,000,000

Kentucky — 0.8%
Dayton IDRB (Ramkat Enterprise Project) Series 2001 AMT DN (Peoples Bank LOC, Firstar Bank N.A. LOC),
0.72%, 2/09/09(a)	680	680,000
Elsmere IDRB (International Mold Steel, Inc. Project) Series 1996 AMT DN (U.S. Bank N.A. LOC),
0.67%, 2/09/09(a)	905	905,000
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT DN (Bank One N.A. LOC),
1.65%, 2/09/09(a)	3,320	3,320,000

		4,905,000

Louisiana — 4.9%
Ascension Parish RB (BASF Corp. Project) Series 1997 AMT DN (BASF Corp. Liquidity Facility), (P-1)
1.30%, 2/02/09(a)	2,400	2,400,000
Donaldsonville IDRB (John Folse & Co., Inc. Project) Series 2003 DN (AmSouth Bank LOC),
1.05%, 2/09/09(a)	2,150	2,150,000
East Baton Rouge RB (Morgan Keegan Municipal Products, Inc. Project) Trust Receipts Series 2007A AMT DN (Transamerica Life Insurance Co. Guaranty, Lloyds Banking Group Plc SBPA), (A-1+)
0.73%, 2/09/09(a)(b)	580	580,000
Lake Charles Harbor & Terminal District RB (Lake Charles Cogeneration Project) Series 2008 MB (Rabobank N.A. GIC), (A-1+)
2.25%, 3/15/09	12,000	12,000,000
Louisiana Housing Finance Agency RB (Housing Restoration Project) Series 2002A AMT DN (Regions Bank LOC), (A-1)
1.08%, 2/09/09(a)	2,050	2,050,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A DN,
1.15%, 2/09/09(a)	6,000	6,000,000

16	JANUARY 31, 2009

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Louisiana (concluded)
Louisiana Local Government Environmental Facilities Community Development Authority RB (Ouachita Christian School, Inc. Project) Series 2002 DN (Bank One N.A. LOC),
0.78%, 2/09/09(a)	$1,040	$1,040,000
North Webster Parish IDRB (CSP Project) Series 2001 AMT DN (Regions Bank LOC),
0.68%, 2/09/09(a)	2,315	2,315,000

		28,535,000

Maine — 0.9%
Maine Finance Authority RB (Brunswick Publishing LLC Project) Series 2008 AMT DN (State Street Bank & Trust Co. LOC, SunTrust Bank LOC), (A-1+)
0.78%, 2/09/09(a)	5,000	5,000,000

Maryland — 3.6%
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 DN (M&T Bank Corp. LOC), (A-1)
0.53%, 2/09/09(a)	3,890	3,890,000
Maryland Economic Development Corp. RB (Acadia Todds Lane LLC Facilities Project) Series 2006 AMT DN (M&T Bank Corp. LOC), (A-1)
0.63%, 2/09/09(a)	5,505	5,505,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 2002 DN (M&T Bank Corp. LOC), (VMIG-1)
0.53%, 2/09/09(a)	3,000	3,000,000
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT DN (M&T Bank Corp. LOC), (A-1)
0.63%, 2/09/09(a)	4,860	4,860,000
Maryland Economic Development Corp. RB (Joe Corbis Pizza Project) Series 2000 AMT DN (M&T Bank Corp. LOC), (A-1)
0.68%, 2/02/09(a)	450	450,000
Maryland Economic Development Corp. RB (Lithographing Co. Project) Series 2001 AMT DN (M&T Bank Corp. LOC), (A-1)
0.63%, 2/09/09(a)	1,470	1,470,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 DN (M&T Bank Corp. LOC), (VMIG-1)
0.68%, 2/09/09(a)	2,000	2,000,000

		21,175,000

Massachusetts — 1.4%
Massachusetts GO Series 2008B RAN, (SP-1+, MIG-1, F-1+)
4.00%, 4/30/09	4,200	4,217,995
Massachusetts GO Series 2008C RAN, (SP-1+, MIG-1, F-1+)
4.00%, 5/29/09	4,200	4,223,899

		8,441,894

Michigan — 7.0%
Dearborn School District GO Series 2008 MB (Q-SBLF Insurance), (SP-1+)
2.75%, 2/02/09	4,000	4,000,000
Michigan Housing Development Authority Single Family Mortgage RB Series 2007F AMT DN (Bank of Nova Scotia SBPA), (A-1+)
0.60%, 2/09/09(a)	2,400	2,400,000
Michigan Strategic Fund Ltd. Obligation RB (Amera Group LLC Project) Series 2000 AMT DN (JPMorgan Chase & Co. LOC),
1.65%, 2/09/09(a)	3,000	3,000,000
Michigan Strategic Fund Ltd. Obligation RB (Conway Products Project) Series 2001 AMT DN (Comerica Bank N.A. LOC),
0.75%, 2/09/09(a)	1,730	1,730,000
Michigan Strategic Fund Ltd. Obligation RB (G&B Tech LLC Project) Series 2005 AMT DN (Huntington National Bank LOC),
2.60%, 2/09/09(a)	1,505	1,505,000
Michigan Strategic Fund Ltd. Obligation RB (Hannah Technical Project) Series 2002 AMT DN (Comerica Bank N.A. LOC),
0.75%, 2/09/09(a)	2,200	2,200,000
Michigan Strategic Fund Ltd. Obligation RB (John A. Van Bosch Co. Project) Series 2006 AMT DN (Huntington National Bank LOC),
2.60%, 2/09/09(a)	1,950	1,950,000
Michigan Strategic Fund Ltd. Obligation RB (K&K Management Co. Project) Series 2000 AMT DN (Huntington National Bank LOC),
2.60%, 2/09/09(a)	1,000	1,000,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT DN (JPMorgan Chase & Co. LOC),
1.65%, 2/09/09(a)	2,520	2,520,000
Michigan Strategic Fund Ltd. Obligation RB (Midwest Glass Fabricators, Inc. Project) Series 2001 DN (Huntington National Bank LOC),
2.60%, 2/09/09(a)	1,660	1,660,000
Michigan Strategic Fund Ltd. Obligation RB (Pyper Products Corp. Project) Series 2002 AMT DN (Comerica Bank N.A. LOC),
0.75%, 2/09/09(a)	1,985	1,985,000
Michigan Strategic Fund Ltd. Obligation RB (Saginaw Production Corp. Project) Series 2001 AMT DN (Comerica Bank N.A. LOC),
0.75%, 2/09/09(a)	1,915	1,915,000
Michigan Strategic Fund Ltd. Obligation RB (Total Business Systems Project) Series 1998 AMT DN (Comerica Bank N.A. LOC),
0.75%, 2/09/09(a)	1,980	1,980,000
Oakland County Economic Development Corp. RB (Glass & Mirror Craft Industries, Inc. Project) Series 2000 AMT DN (National City Bank LOC),
0.82%, 2/09/09(a)	3,200	3,200,000

JANUARY 31, 2009	17

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Michigan (concluded)
Zeeland Hospital Finance Authority RB (Zeeland Community Hospital Project) Series 2004 DN (Huntington National Bank LOC), (A-2)
2.50%, 2/09/09(a)	$10,000	$10,000,000

		41,045,000

Mississippi — 0.2%
Mississippi Development Bank Special Obligation RB (Jackson Project) Series 2008 MB (Assured Guaranty Ltd. Insurance), (Aa2)
3.00%, 5/01/09	980	981,925

Missouri — 1.4%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT DN (TD Banknorth N.A. LOC),
0.71%, 2/09/09(a)	2,725	2,725,000
Palmyra IDA Solid Waste Disposal RB (BASF Corp. Project) Series 2002 AMT DN (BASF Aktiengesellsch Liquidity Facility), (A+)
1.15%, 2/09/09(a)	4,000	4,000,000
St. Charles County IDRB (Austin Machine Co. Project) Series 2003A DN (Bank of America N.A. LOC),
0.66%, 2/09/09(a)	1,450	1,450,000

		8,175,000

Montana — 0.1%
Montana Housing Board RB MERLOTS Trust Receipts Series 2002A-19 AMT DN (Bank of New York SBPA), (VMIG-1)
0.70%, 2/09/09(a)(b)	605	605,000

Nevada — 3.8%
Clark County Airport System Junior Subordinate Lien GO Series 2008 AMT RAN, (SP-1+, MIG-1)
3.00%, 7/01/09	4,000	4,016,995
Reno RB (Reno Project) Series 2008 DN (Bank of New York LOC), (A-1+, VMIG-1)
0.45%, 2/02/09(a)	18,000	18,000,000

		22,016,995

New Hampshire — 2.0%
New Hampshire Business Finance Authority Industrial Facilities RB (Felton Brush, Inc. Project) Series 1997 AMT DN (KeyBank N.A. LOC),
1.65%, 2/09/09(a)	620	620,000
New Hampshire Business Finance Authority Industrial Facilities RB (JMT Properties LLC Project) Series 2002 AMT DN (M&T Bank Corp. LOC), (A-1)
0.80%, 2/09/09(a)	1,485	1,485,000
New Hampshire Business Finance Authority RB (Littleton Regional Hospital Project) Series 2007 DN (TD Banknorth N.A. LOC), (A-1+)
0.70%, 2/02/09(a)	2,300	2,300,000
New Hampshire Health & Education Facilities Authority RB (Dartmouth College Project) Series 2007A DN (JPMorgan Chase & Co. SBPA), (A-1+, VMIG-1)
0.15%, 2/02/09(a)	7,000	7,000,000

		11,405,000

New Jersey — 0.3%
Readington Township GO Series 2009 BAN,
1.50%, 2/04/10	2,000	2,015,080

New Mexico — 1.7%
New Mexico Mortgage Finance Authority Single Family Mortgage RB Series 2009 AMT DN (Federal Home Loan Bank Insurance), (A-1+)
1.03%, 1/12/10(a)	10,000	10,000,000

New York — 6.9%
Albany School District GO Series 2008A BAN (State Aid Withholding Insurance),
3.00%, 6/26/09	15,000	15,070,807
Commack Union Free School District GO Series 2008 TAN (State Aid Withholding Insurance),
2.75%, 6/30/09	7,500	7,533,525
New York City GO Series 2008L-3 DN (Bank of America N.A. SBPA), (A-1+, VMIG-1, F-1+)
0.30%, 2/02/09(a)	7,400	7,400,000
New York City Municipal Water Finance Authority Water & Sewer System RB PUTTERS Series 2005-988 DN (JPMorgan Chase Bank Liquidity Facility), (A-1+)
0.44%, 2/09/09(a)(b)	1,445	1,445,000
New York Mortgage Agency RB (Homeowner Mortgage Project) Series 2006-135 AMT DN (Dexia Credit Local SBPA), (VMIG-1)
3.50%, 2/02/09(a)	6,800	6,800,000
Ulster IDRB (Viking Industries, Inc. Project) Series 1998A AMT DN (KeyBank N.A. LOC),
1.65%, 2/09/09(a)	835	835,000
Yates County IDRB (Coach & Equipment Manufacturing Corp. Project) Series 2000A AMT DN (M&T Bank Corp. LOC), (A-1)
0.65%, 2/09/09(a)	1,380	1,380,000

		40,464,332

North Carolina — 1.3%
Mecklenburg County Industrial Facilities PCRB (Piedmont Plastics Project) Series 1997 AMT DN (Branch Banking & Trust Co. LOC), (VMIG-1)
0.90%, 2/09/09(a)	900	900,000
North Carolina Housing Finance Agency RB Series 2002 ROC-RR-II-R-175 AMT DN (Citibank N.A. Liquidity Facility), (VMIG-1)
0.58%, 2/09/09(a)(b)	1,850	1,850,000
North Carolina Port Authority RB (Wilmington Bulk LLC Project) Series 2001A AMT DN (Branch Banking & Trust Co. LOC), (VMIG-1)
0.65%, 2/09/09(a)	1,165	1,165,000
North Carolina State University Raleigh RB Series 2003B DN (Bayerische Landesbank Girozentrale LOC), (A-1+, VMIG-1)
0.45%, 2/09/09(a)	1,500	1,500,000
Rutherford County Industrial Facilities PCRB (Thieman Metal Technology Project) Series 1998 AMT DN (Branch Banking & Trust Co. LOC), (VMIG-1)
0.65%, 2/09/09(a)	1,500	1,500,000

18	JANUARY 31, 2009

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
North Carolina (concluded)
Wake County HFA RB (Casa Melvid Multi-Family Housing Project) Series 2001A AMT DN (SunTrust Bank LOC), (VMIG-1)
0.84%, 2/09/09(a)	$700	$700,000

		7,615,000

North Dakota — 0.0%
North Dakota Housing Finance Agency RB Series 2001A-19 AMT DN (Wachovia Bank N.A. SBPA), (VMIG-1)
1.50%, 2/09/09(a)(b)	180	180,000

Ohio — 4.6%
American Municipal Power, Inc. GO (Bowling Green Project) Series 2008 BAN,
3.00%, 11/24/09	1,133	1,136,630
Avon GO (Various Purposes Project) Series 2008 BAN,
2.35%, 5/14/09	300	300,291
Cuyahoga County RB (Great Lakes Brewing Co. Project) Series 2007 AMT DN (Huntington National Bank LOC),
2.60%, 2/09/09(a)	970	970,000
Deerfield GO Series 2008 BAN, (MIG-1)
2.15%, 11/17/09	2,580	2,580,000
Delaware County Economic Development RB (The Columbus Zoological Park Assoc., Inc. Project) Series 2003 DN (Huntington National Bank LOC),
2.50%, 2/09/09(a)	10	10,000
Delaware County IDRB (Air Waves, Inc. Project) Series 1995 DN (KeyBank N.A. LOC),
1.65%, 2/09/09(a)	265	265,000
Franklin County Health Care Facilities RB (Heritage Day Health Centers Project) Series 2002 DN (Huntington National Bank LOC),
2.50%, 2/09/09(a)	699	699,000
Hilliard GO (Various Purpose Improvements Project) Series 2008 BAN,
2.25%, 8/27/09	3,800	3,810,589
Huber Heights City School District GO (School Improvement Project) Series 2008 BAN, (SP-1+)
2.00%, 8/18/09	3,200	3,211,186
Hudson GO Series 2008 BAN, (SP-1+, MIG-1)
3.10%, 10/06/09	3,025	3,037,973
Kent GO (Various Purposes Project) Series 2008 BAN,
3.75%, 10/15/09	1,020	1,023,112
Ohio GO (Common Schools Project) Series 2005A DN, (A-1+, VMIG-1, F-1+)
0.20%, 2/09/09(a)	1,020	1,020,000
Ohio Higher Educational Facility RB (Cedarville University Project) Series 2004 DN (KeyBank N.A. LOC),
1.05%, 2/09/09(a)	1,400	1,400,000

Ohio Housing Finance Agency Residential Mortgage RB (Mortgage-Backed Securities Program) Series 2008 AMT DN (Government National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Insurance, Federal Home Loan Mortgage Corp. SBPA), (VMIG-1)

0.45%, 2/09/09(a)	5,000	5,000,000
Summit County Port Authority RB (Meadow Lane Building LLC Project) Series 2003A AMT DN (KeyBank N.A. LOC),
1.45%, 2/09/09(a)	2,160	2,160,000
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT DN (KeyBank N.A. LOC),
1.25%, 2/09/09(a)	400	400,000

		27,023,781

Oklahoma — 0.7%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project) Series 1998 AMT DN (Bank of America LOC),
0.65%, 2/09/09(a)	2,850	2,850,000
Oklahoma City IDRB Series 1998 AMT DN (Bank One N.A. LOC),
1.65%, 2/09/09(a)	1,265	1,265,000

		4,115,000

Oregon — 1.1%
Oregon Department of Transportation Highway User Tax RB Series 2007B-2 DN (Dexia Credit Local SBPA), (A-1, VMIG-1, F-1+)
0.75%, 2/09/09(a)	6,500	6,500,000

Pennsylvania — 6.1%
Emmaus General Authority RB (Pennsylvania Loan Project) Series 2000A DN (Wachovia Bank N.A. LOC),
1.80%, 2/09/09(a)	7,000	7,000,000
Erie County IDRB (Fountainhead Project) Series 2006 AMT DN (Huntington National Bank LOC),
2.60%, 2/09/09(a)	2,120	2,120,000
Pennsylvania Economic Development Financing Authority RB (Evergreen Community Power Facility Project) Series 2007 AMT DN (M&T Bank Corp. LOC), (A-1)
0.68%, 2/09/09(a)	11,000	11,000,000
Pennsylvania Turnpike Commission RB Series 2001U DN (Dexia Credit Local SBPA), (A-1, VMIG-1, F-1+)
2.75%, 2/09/09(a)	9,500	9,500,000
Philadelphia GO Series 2008A TRAN, (SP-1+, MIG-1)
3.50%, 6/30/09	6,000	6,036,460

		35,656,460

Rhode Island — 1.0%
Rhode Island & Providence Plantations GO Series 2008 TAN, (SP-1+, F-1+)
3.50%, 6/30/09	6,000	6,031,549

South Dakota — 0.7%
Spink County Solid Waste Disposal RB (United Feeders LLP Project) Series 2007 AMT DN (Wells Fargo Bank N.A. LOC),
0.63%, 2/09/09(a)	3,800	3,800,000

Tennessee — 2.8%
Chattanooga IDRB (TB Woods, Inc. Project) Series 1997 AMT DN (M&T Bank Corp. LOC),
0.68%, 2/09/09(a)	2,290	2,290,000
Coffee County IDRB (Comtec Polymers, Inc. Project) Series 1997 AMT DN (Bank of America N.A. LOC),
1.00%, 2/09/09(a)	640	640,000

JANUARY 31, 2009	19

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Tennessee (concluded)
Grundy County IDRB (Toyota Seat Project) Series 2001 AMT DN (Comerica Bank N.A. LOC),
0.75%, 2/09/09(a)	$1,910	$1,910,000
Morristown IDRB (Petoskey Plastic Project) Series 1999 AMT DN (Comerica Bank N.A. LOC),
0.75%, 2/09/09(a)	500	500,000
Municipal Energy Acquisition Corp. of Tennessee Gas RB PUTTERS Series 2006-1578 DN (JPMorgan Chase & Co. Liquidity Facility), (VMIG-1)
0.53%, 2/09/09(a)(b)	1,000	1,000,000
Shelby County Health Educational & Housing Facilities Board RB (Arbors of Germantown Project) Series 1994 DN (Wachovia Bank N.A. LOC),
0.51%, 2/09/09(a)	10,000	10,000,000

		16,340,000

Texas — 7.6%
Brazos River Harbor Navigation District Brazoria County RB (BASF Corp. Project) Series 1996 AMT DN, (P-1)
1.30%, 2/02/09(a)	5,500	5,500,000
Brazos River Harbor Navigation District Brazoria County RB (BASF Corp. Project) Series 2002 AMT DN, (A+)
3.15%, 2/09/09(a)	5,000	5,000,000
Gulf Coast Waste Disposal Authority Environmental Facilities RB (Exxon Mobil Project) Series 2001B AMT DN, (A-1+)
0.35%, 2/02/09(a)	50	50,000
Gulf Coast Waste Disposal Authority PCRB (Amoco Oil Remarketing Project) Series 1992 DN (BP Plc Obligation Guaranty), (A-1+, VMIG-1)
0.30%, 2/02/09(a)	2,400	2,400,000
Harris County Cultural Education Facilities Finance Corp. RB (Texas Medical Center Project) Series 2008B-1 DN (JPMorgan Chase Bank LOC), (A-1+, VMIG-1)
0.60%, 2/02/09(a)	4,875	4,875,000
Houston GO Series 2008 TRAN, (SP-1+, MIG-1)
3.00%, 6/30/09	5,000	5,026,177
Port Corpus Christi Nueces Solid Waste Disposal Authority RB (Flint Hills Resources Project) Series 2006 AMT DN (Flint Hills Resources Guaranty), (A-1, P-1)
0.99%, 2/09/09(a)	2,000	2,000,000
San Marcos IDRB (TB Woods, Inc. Project) Series 1999 AMT DN (M&T Bank Corp. LOC),
0.68%, 2/09/09(a)	3,000	3,000,000
South Plains Housing Corp. Single Family Mortgage RB MERLOTS Trust Receipts Series 2002A-11 AMT DN (GNMA/FNMA Guaranty, Wachovia Bank N.A. SBPA), (VMIG-1)
0.75%, 2/09/09(a)(b)	905	905,000
Texas GO Series 2008 TRAN, (SP-1+, MIG-1, F-1+)
3.00%, 8/28/09	13,000	13,100,900
Texas GO Spears (Water Financial Assistance Project) Series 2008DB-499 AMT DN (Deutsche Bank A.G. SBPA), (F-1+)
0.51%, 2/09/09(a)(b)	2,405	2,405,000

		44,262,077

Utah — 2.2%
Utah Housing Corp. Single Family Mortgage RB Series 2002B Class I AMT DN (WestLB AG SBPA), (A-1+, VMIG-1, F-1+)
1.40%, 2/09/09(a)	11,375	11,375,000
Weber County Hospital RB (IHC Health Services Project) Series 2000A DN (Landesbank Hessen-Thuringen Girozentrale SBPA), (A-1+, VMIG-1)
0.65%, 2/09/09(a)	1,400	1,400,000

		12,775,000

Virginia — 1.6%
Montgomery County IDRB (Virginia Technical Foundation Project) Series 2005 DN (Bank of America N.A. LOC), (VMIG-1)
0.55%, 2/02/09(a)	1,600	1,600,000
Richmond IDRB (PM Beef Co. Project) Series 1997 AMT DN (U.S. Bank N.A. LOC),
0.90%, 2/09/09(a)	1,400	1,400,000
Virginia Beach Development Authority Multi-Family Housing RB (Residential Rental Housing Project) Series 2002 AMT DN (SunTrust Bank LOC),
0.89%, 2/09/09(a)	1,612	1,612,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-16 AMT DN (Wachovia Bank N.A. LOC), (A-1+)
0.70%, 2/09/09(a)(b)	65	65,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-22 AMT DN (Wachovia Bank N.A. LOC), (A-1+)
0.75%, 2/09/09(a)(b)	4,405	4,405,000
Virginia Small Business Financing Authority RB (Coastal Development Group Project) Series 1989 AMT DN (Bank of America N.A. LOC),
1.05%, 2/09/09(a)	20	20,000

		9,102,000

Washington — 2.6%
Clark County Public Utility District No. 1 RB Municipal Trust Receipts Floaters Series 2000-SGA118 DN (FSA Insurance, Societe Generale Liquidity Facility), (A-1+)
0.75%, 2/02/09(a)(b)	14,500	14,500,000
Washington Housing Finance Commission Non-Profit RB (Emerald Heights Project) Series 2003 DN (Bank of America N.A. LOC), (F-1+)
0.60%, 2/02/09(a)	395	395,000
Yakima County Public Corp. RB (Michelsen Packaging Co. Project) Series 2000 AMT DN (Bank of America N.A. LOC), (A-1+)
0.75%, 2/09/09(a)	220	220,000

		15,115,000

20	JANUARY 31, 2009

Schedule of Investments (concluded)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Wisconsin — 0.7%
Marshfield Housing Authority RB (Wildwood Regency Project) Series 2003 AMT DN (U.S. Bank N.A. LOC),
0.86%, 2/09/09(a)	$2,385	$2,385,000
Milwaukee GO Series 2008 RAN, (SP-1+, MIG-1, F-1+)
3.00%, 9/03/09	200	201,604
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT DN (Bank One N.A. LOC),
1.65%, 2/09/09(a)	1,680	1,680,000

		4,266,604

Total Investments (Cost $584,203,900*) — 100.0%		584,203,900
Liabilities in Excess of Other Assets — 0.0%		(261,748)

Net Assets — 100.0%		$583,942,152

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown is as of report date and maturities shown are the next interest readjustment date or the date the principal and interest owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	The ratings of the investments provided by Standard & Poor’s, Moody’s Investors Service, Inc. and Fitch Ratings are believed to be the most recent ratings available at January 31, 2009.

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$—
Level 2	584,203,900
Level 3	—

Total	$584,203,900

JANUARY 31, 2009	21

Schedule of Investments January 31, 2009 (Unaudited)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 0.4%
Alabama Public School & College Authority RB Municipal Trust Receipts Floaters Series 2008-31 DN (Branch Banking & Trust Co. Liquidity Facility), (A-1+)
0.45%, 2/09/09(a)(b)	$4,465	$4,465,000
Mobile Industrial Development Board PCRB (Alabama Power Co. Barry Plant Project) Series 2008 MB (Southern Companies Guaranty), (A-1, MIG-1)
2.00%, 7/15/09(b)	3,900	3,900,000
Montgomery ALAHA Special Care Facilities Financing Authority RB (Mizell Memorial Hospital, Inc. Project) Series 2002 DN (Regions Bank LOC), (VMIG-1)
0.70%, 2/09/09(b)	5,265	5,265,000
Tuscaloosa Educational Building Authority RB (American Christian Educational Project) Series 2006 DN (Regions Bank LOC), (VMIG-1)
1.03%, 2/09/09(b)	3,335	3,335,000

		16,965,000

Alaska — 0.5%
Valdez Marine Terminal RB (Exxon Pipeline Co. Project) Series 1993A DN, (A-1+, VMIG-1)
0.30%, 2/02/09(b)	8,000	8,000,000
Valdez Marine Terminal RB (Exxon Pipeline Co. Project) Series 1993B DN, (A-1+, VMIG-1)
0.30%, 2/02/09(b)	12,400	12,400,000

		20,400,000

Arizona — 2.8%
Apache County IDRB (Tucson Electric Power Co. Project) Series 1985 DN (Wells Fargo Bank N.A. LOC), (A-1+, VMIG-1)
0.45%, 2/09/09(b)	11,300	11,300,000
Arizona Sports & Tourism Authority RB (Multipurpose Stadium Project) Series 2008 DN (Allied Irish Bank Plc LOC), (VMIG-1, F-1+)
0.60%, 2/09/09(b)	15,050	15,050,000
Chandler GO Municipal Trust Receipts Floaters Series 2007-49TP DN (Wells Fargo Bank N.A. Liquidity Facility), (A-1+, F-1+)
0.48%, 2/09/09(a)(b)	775	775,000
Pima County IDA RB (Tucson Electric Power Co. Project) Series 2008 DN (JPMorgan Chase Bank LOC), (A-1+, VMIG-1)
0.60%, 2/09/09(b)	10,200	10,200,000
Pinal County Electrical District No. 3 RB Series 2006U-1 DN (Bank of America N.A. SBPA), (VMIG-1)
0.58%, 2/09/09(a)(b)	11,100	11,100,000
Salt River Pima-Maricopa Indian Community RB Series 2005 DN (Bank of America N.A. LOC), (A-1+)
0.45%, 2/09/09(b)	32,176	32,176,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2005-1076 DN (Morgan Stanley Municipal Funding Liquidity Facility), (A-1)
0.95%, 2/09/09(a)(b)	4,850	4,850,000
Scottsdale IDA RB Series 2006 ROC-RR-II-R-578CE DN (Citigroup Financial Products Liquidity Facility, Citigroup Financial Products Guaranty), (A-1+)
0.88%, 2/09/09(a)(b)	16,000	16,000,000
Tempe IDRB (Arizona State University Football Brickyard Project) Series 2004A DN (Bank of America N.A. LOC), (VMIG-1)
0.45%, 2/09/09(b)	7,400	7,400,000
Yavapai County IDA Hospital Facilities RB (Northern Arizona Healthcare Project) Series 2009B DN (BBVA Bank LOC), (A-1+, VMIG-1, F-1+)
0.47%, 2/09/09(b)	3,500	3,500,000

		112,351,000

Arkansas — 0.1%
Arkansas GO Series 2000A MB, (Aa2)
5.50%, 8/01/09	2,475	2,523,252
Fort Smith Sales & Use Tax RB Series 2008 BAN,
3.00%, 9/01/09	885	886,247

		3,409,499

California — 1.3%
Golden State Tobacco Securitization Corp. RB Floaters Series 2007-2213 DN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty), (A-1, VMIG-1)
1.50%, 2/09/09(a)(b)	9,560	9,560,000
Sacramento County GO Series 2008 TRAN, (MIG-1)
2.50%, 8/07/09	40,600	40,786,461

		50,346,461

Colorado — 4.6%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 DN (U.S. Bank N.A. LOC), (A-1+)
0.53%, 2/09/09(b)	10,560	10,560,000
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 DN (U.S. Bank N.A. LOC), (A-1+)
0.58%, 2/09/09(b)	6,345	6,345,000
Aurora Centretech Metropolitan District GO Series 1998 DN (U.S. Bank N.A. LOC), (A-1+)
0.53%, 2/09/09(b)	3,170	3,170,000
Aurora COP Series 2008A DN (JPMorgan Chase Bank SBPA), (A-1+, VMIG-1)
0.40%, 2/09/09(b)	5,000	5,000,000
Bachelor Gulch Metropolitan District GO Series 2004 DN (BBVA Bank LOC), (VMIG-1)
0.53%, 2/09/09(b)	3,330	3,330,000
Base Village Metropolitan District No. 2 RB Series 2008A DN (U.S. Bank N.A. LOC), (A-1+)
0.53%, 2/09/09(b)	4,835	4,835,000
Base Village Metropolitan District No. 2 RB Series 2008B DN (U.S. Bank N.A. LOC), (A-1+)
0.53%, 2/09/09(b)	6,510	6,510,000
Colorado Educational & Cultural Facilities Authority RB (Northwest University Project) Series 2007 DN (Bank of America N.A. LOC), (A-1+)
0.45%, 2/09/09(b)	22,915	22,915,000

22	JANUARY 31, 2009

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Colorado (concluded)
Colorado Educational & Cultural Facilities Authority RB (Southeastern California Conference of Seventh-Day Adventists Projects) Series 2008 DN (Bank of America N.A. LOC), (A-1+)
0.45%, 2/09/09(b)	$10,000	$10,000,000
Colorado Educational & Cultural Facilities Authority RB (YMCA Rockies Project) Series 2008 DN (Bank of America N.A. LOC), (VMIG-1)
0.40%, 2/09/09(b)	12,000	12,000,000
Colorado Health Facilities Authority RB (Fraiser Meadows Community Project) Series 2008 DN (JPMorgan Chase Bank LOC), (A-1+)
0.45%, 2/09/09(b)	8,000	8,000,000
Commerce City Northern Infrastructure General Improvement District GO Series 2008 DN (U.S. Bank N.A. LOC), (A-1+)
0.53%, 2/09/09(b)	8,625	8,625,000
Cornerstar Metropolitan District RB Series 2007 DN (Compass Bank LOC), (A-1)
0.53%, 2/09/09(b)	10,000	10,000,000
Denver Urban Renewal Authority Tax Increment RB Series 2008A-2 DN (U.S. Bank N.A. LOC), (A-1+, F-1+)
0.47%, 2/09/09(b)	10,000	10,000,000
Parker Automotive Metropolitan District GO Series 2005 DN (U.S. Bank N.A. LOC), (A-1+)
0.53%, 2/09/09(b)	3,500	3,500,000
Solaris Metropolitan District No. 1 RB Series 2008 DN (KeyBank N.A. LOC), (A-1)
1.03%, 2/09/09(b)	13,720	13,720,000
Southglenn Metropolitan District RB Series 2007 DN (BNP Paribas LOC), (A-1+)
0.53%, 2/09/09(b)	3,100	3,100,000
Timnath Development Authority RB Series 2007 DN (BBVA Bank LOC), (A-1)
0.53%, 2/09/09(b)	6,675	6,675,000
University of Colorado Hospital Authority RB Series 2006 ROC-RR-II-R-573CE DN (Citigroup Financial Products Liquidity Facility, Citigroup Financial Products Guaranty), (VMIG-1)
0.88%, 2/09/09(a)(b)	8,500	8,500,000
University of Colorado Hospital Authority RB Series 2007 ROC-RR-II-R-10243CE DN (Citigroup Financial Products Liquidity Facility, Citigroup Financial Products Guaranty), (VMIG-1)
0.88%, 2/09/09(a)(b)	27,500	27,500,000

		184,285,000

Connecticut — 0.9%
Danbury GO Series 2008 BAN, (SP-1+, MIG-1, F-1+)
3.00%, 7/30/09	37,145	37,409,287

Delaware — 0.1%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 DN (M&T Bank Corp. LOC), (A-1)
0.56%, 2/09/09(b)	2,235	2,235,000
Sussex County IDRB (Rehoboth Mall Project) Series 2001A DN (M&T Bank Corp. LOC), (A-1)
0.58%, 2/09/09(b)	2,375	2,375,000

		4,610,000

District of Columbia — 3.2%
District of Columbia GO Floaters Series 2008-2934 DN (HypoVereinsbank Liquidity Facility, UniCredit SpA Guaranty), (A-1)
0.68%, 2/09/09(a)(b)	10,935	10,935,000
District of Columbia GO Series 2002D DN (Dexia Credit Local LOC), (A-1, VMIG-1, F-1+)
2.50%, 2/09/09(b)	26,300	26,300,000
District of Columbia RB (American Association Homes & Services Project) Series 2005A DN (Sovereign Bank LOC), (A-1+)
1.29%, 2/09/09(b)	11,090	11,090,000
District of Columbia RB (American Society Hematology Project) Series 2009 DN (SunTrust Bank LOC), (VMIG-1)
0.45%, 2/09/09(b)	6,600	6,600,000
District of Columbia RB (American University Project) 2006A DN (Bank of America N.A. LOC), (A-1+, VMIG-1)
0.45%, 2/09/09(b)	33,000	33,000,000
District of Columbia RB (Arts & Technology Academy Project) Series 2002 DN (M&T Bank Corp. LOC), (VMIG-1)
0.53%, 2/09/09(b)	3,340	3,340,000
District of Columbia RB (Community Connections Real Estate Foundation Issue Project) Series 2007A DN (M&T Bank Corp. LOC), (A-1)
0.53%, 2/09/09(b)	7,100	7,100,000
District of Columbia RB (Georgetown University Project) Series 2007B-1 DN (JPMorgan Chase Bank LOC), (A-1+, VMIG-1)
0.30%, 2/09/09(b)	7,750	7,750,000
District of Columbia RB (Internships & Academic Center Project) Series 2006 DN (Branch Banking & Trust Co. LOC), (VMIG-1)
0.50%, 2/09/09(a)(b)	1,700	1,700,000
District of Columbia RB (Sidwell Friends School Project) Series 2005 DN (SunTrust Bank LOC), (VMIG-1)
0.54%, 2/09/09(b)	7,500	7,500,000
District of Columbia RB (Washington Center Internship Project) Series 2009 DN (Branch Banking & Trust Co. LOC), (VMIG-1)
0.50%, 2/09/09(b)	4,000	4,000,000
Metropolitan Washington Airport Authority RB Series 2009 TECP (Bank of America N.A. LOC), (A-1+)
1.15%, 2/03/09	8,000	8,000,000

		127,315,000

JANUARY 31, 2009	23

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Florida — 7.4%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2009-1034 DN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility), (VMIG-1)
0.55%, 2/09/09(a)(b)	$6,248	$6,247,500
Brevard County Health Facilities Authority RB (Retirement Housing Foundation Project) Series 2008 DN (KBC Bank N.V. LOC), (A-1)
0.45%, 2/09/09(b)	6,400	6,400,000
Broward County Professional Sports Facilities RB Spears (Civic Arena Project) Series 2008DB-487 DN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility), (F-1+)
0.48%, 2/09/09(a)(b)	7,140	7,140,000
Citizens Property Insurance Corp. RB Municipal Trust Receipts Floaters Series 2008-46A DN (Societe Generale LOC, Societe Generale Liquidity Facility), (A-1+)
0.53%, 2/09/09(a)(b)	6,250	6,250,000
Dade County Development Authority PCRB (Florida Power & Light Co. Project) Series 1995 DN, (A-1, VMIG-1)
1.15%, 2/02/09(b)	1,100	1,100,000
Florida Higher Educational Facilities Financing Authority RB (Ringling College of Art & Design, Inc. Project) Series 2008 DN (SunTrust Bank N.A. LOC), (A-1+)
0.54%, 2/09/09(b)	3,500	3,500,000
Florida Municipal Power Agency RB (All Requirements Supply Project) Series 2008C DN (Bank of America N.A. LOC), (VMIG-1, F-1+)
0.40%, 2/09/09(b)	33,415	33,415,000
Florida State Board of Education GO (Capital Outlay Project) Series 1998C MB,
5.00%, 6/01/09	4,000	4,035,733
Florida State Board of Education GO (Capital Outlay Project) Series 2006E MB,
5.00%, 6/01/09	2,580	2,603,938
Fort Pierce Redevelopment Agency RB Eclipse Funding Trust Series 2006-0130 DN (U.S. bank N.A. LOC, U.S. Bank N.A. Liquidity Facility), (A-1+)
0.45%, 2/09/09(a)(b)	3,940	3,940,000
Gainesville Utilities System RB Series 2006A DN (SunTrust Bank SBPA), (A-1+, VMIG-1)
0.75%, 2/02/09(b)	32,505	32,505,000
Hernando County Water & Sewer RB Eclipse Funding Trust Series 2006-0035 DN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility), (A-1+)
0.45%, 2/09/09(a)(b)	9,875	9,875,000
Highlands County Health Facilities Authority RB (Adventist Health Systems Project) Series 1996A-3 DN (SunTrust Bank LOC), (A-1+, VMIG-1)
0.49%, 2/09/09(b)	4,100	4,100,000
Highlands County Health Facilities Authority RB (Adventist Health Systems Project) Series 2006B-2 DN (SunTrust Bank LOC), (A-1, VMIG-1, F-1+)
0.65%, 2/09/09(b)	2,000	2,000,000
Highlands County Health Facilities Authority RB (Adventist Health Systems Project) Series 2007A-2 DN (Adventist Health Guaranty), (A-1, VMIG-1, F-1+)
0.55%, 2/09/09(b)	1,070	1,070,000
Highlands County Health Facilities Authority RB (Adventist Health Systems Project) Series 2007C DN (SunTrust Bank LOC), (A-1+, VMIG-1, F-1+)
0.45%, 2/09/09(b)	2,800	2,800,000
Jacksonville Series 2009 TECP (WestLB AG LOC), (A-1, VMIG-1, F-1+)
0.50%, 4/01/09	13,700	13,700,000
Jacksonville Transportation RB Series 2008A DN (JPMorgan Chase Bank SBPA), (A-1+, VMIG-1, F-1+)
0.40%, 2/09/09(b)	5,000	5,000,000
JEA Electrical System RB Series 2008D-1 DN (Wachovia Bank N.A. SBPA), (A-1+, F-1+)
0.62%, 2/09/09(b)	30,000	30,000,000
Lee County Healthcare Facilities IDRB (Shell Point Project) Series 2002A DN (Bank of America N.A. LOC), (A-1+)
0.43%, 2/09/09(b)	6,500	6,500,000
Miami-Dade County School Board COP Eclipse Funding Trust Series 2007A DN (U.S. Bank N.A. LOC), (A-1+)
0.45%, 2/09/09(a)(b)	2,620	2,620,000
Orange County Health Facilities Authority RB (Presbyterian Retirement Project) Series 2006A DN (Branch Banking & Trust Co. LOC), (A-1+, F-1+)
0.47%, 2/09/09(b)	7,700	7,700,000
Orange County IDA RB (Catholic Charities Center Project) Series 2007 DN (SunTrust Bank LOC), (A-1+)
0.47%, 2/02/09(b)	8,700	8,700,000
Orlando & Orange County Expressway Authority RB Series 2003C-2 DN (FSA Insurance, Dexia Credit Local SBPA), (A-1, VMIG-1, F-1+)
3.75%, 2/09/09(b)	40,000	40,000,000
Orlando & Orange County Expressway Authority RB Series 2008B-3 DN (Wachovia Bank N.A. LOC), (A-1+, VMIG-1, F-1+)
0.50%, 2/09/09(b)	20,000	20,000,000
Palm Beach County RB PUTTERS Series 2008-2622 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
0.46%, 2/09/09(a)(b)	1,655	1,655,000
Pinellas County HFA RB Series 2004A DN (CDC Municipal Products, Inc. SBPA, Rabobank Guaranty), (VMIG-1)
0.72%, 2/09/09(a)(b)(c)	130	130,000
South Miami Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2749 DN (Morgan Stanley Municipal Funding Liquidity Facility), (A-1)
0.70%, 2/09/09(a)(b)	5,335	5,335,000
South Miami Health Facilities Authority RB PUTTERS (Baptist Health Project) Series 2008-2473 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
0.46%, 2/09/09(a)(b)	1,035	1,035,000

24	JANUARY 31, 2009

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Florida (concluded)
Wells Fargo Stage Trust Various States RB Floaters Series 2008-65C DN (Wells Fargo Bank N.A. LOC), (F-1+)
0.56%, 2/09/09(a)(b)	$28,945	$28,945,000

		298,302,171

Georgia — 0.9%
Bibb County Methodist Home Development Authority RB Series 2001 DN (SunTrust Bank LOC), (VMIG-1)
0.59%, 2/09/09(b)	1,960	1,960,000
Chatham County School District GO Series 1998B MB (State Aid Withholding Insurance),
5.00%, 8/01/09	1,000	1,016,794
Forsyth County Development Authority RB (Pinecrest Academy, Inc. Project) Series 2000D DN (SunTrust Bank LOC), (VMIG-1)
0.50%, 2/09/09(b)	1,100	1,100,000
Fulton County Development Authority RB (Georgia Technical Facilities Project) Series 2008B DN (SunTrust Bank LOC), (A-1+, VMIG-1)
0.47%, 2/09/09(b)	3,400	3,400,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 DN (Branch Banking & Trust Co. LOC), (VMIG-1)
0.50%, 2/09/09(b)	3,000	3,000,000
Georgia Road & Tollway Authority RB Series 2006 MB,
5.00%, 6/01/09	1,500	1,516,727
Gwinnett County Hospital Authority RB (Gwinnett Hospital System Project) Series 2008C DN (Wachovia Bank N.A. LOC), (VMIG-1)
0.50%, 2/09/09(b)	11,925	11,925,000
Monroe County Development Authority PCRB (Georgia Power Co. Scherer Project) Series 2006 DN, (A-1, VMIG-1)
0.35%, 2/02/09(b)	13,065	13,065,000

		36,983,521

Hawaii — 0.1%
Hawaii GO Series 2007 ROC-RR-II-R-12161 DN (FSA Insurance, Bank of New York Liquidity Facility), (A-1+, VMIG-1)
1.09%, 2/09/09(a)(b)	3,470	3,470,000

Idaho — 0.2%
Idaho GO Series 2008 TAN, (SP-1+, MIG-1, F-1+)
3.00%, 6/30/09	6,700	6,734,392

Illinois — 5.9%
Chicago GO Municipal Trust Receipts Floaters Series 2008A DN (Societe Generale LOC, Societe Generale Liquidity Facility), (A-1+)
0.53%, 2/09/09(a)(b)	3,270	3,270,000
Chicago GO Series 2007F DN (BBVA Bank SBPA), (A-1+, VMIG-1, F-1+)
0.60%, 2/09/09(b)	630	630,000
Chicago Transit Authority COP Series 2008 ROC-RR-II-R-11551 DN (AGC-ICC Insurance, Citibank N.A. Liquidity Facility), (A-1+)
0.80%, 2/02/09(a)(b)	52,035	52,035,000
Cook County Township High School District Number 225 GO PUTTERS Series 2008-2445 DN (JPMorgan Chase & Co. Liquidity Facility), (VMIG-1)
0.46%, 2/09/09(a)(b)	2,120	2,120,000
Illinois Dedicated Tax RB Macon Trust Certificates Series 2002N DN (Bank of America N.A. SBPA), (A-1+)
1.53%, 2/09/09(a)(b)	2,935	2,935,000
Illinois Educational Facilities Authority RB (Benedictine University Project) Series 2000 DN (U.S. Bank N.A. LOC), (A-1+)
0.45%, 2/09/09(b)	11,350	11,350,000
Illinois Educational Facilities Authority RB Macon Trust Certificates Series 2005D DN (Bank of America N.A. SBPA), (A-1+)
0.48%, 2/09/09(a)(b)	2,780	2,780,000
Illinois Finance Authority RB (Benedictine University Project) Series 2006 DN (U.S. Bank N.A. LOC), (A-1+)
0.45%, 2/09/09(b)	5,260	5,260,000
Illinois Finance Authority RB (New Hope, Inc. Project) Series 2008 DN (RBS Citizens N.A. LOC),
1.22%, 2/09/09(b)	1,625	1,625,000
Illinois Finance Authority RB (Northwestern Memorial Hospital Project) Series 2009A-1 DN (JPMorgan Chase Bank SBPA), (A-1+, VMIG-1)
0.60%, 2/02/09(b)	5,000	5,000,000
Illinois Finance Authority RB (Northwestern Memorial Hospital Project) Series 2009B-1 DN (JPMorgan Chase Bank SBPA), (A-1+, VMIG-1)
0.50%, 2/09/09(b)	4,000	4,000,000
Illinois GO Macon Trust Certificates Series 2006L DN (Bank of America N.A. SBPA), (VMIG-1)
0.48%, 2/09/09(a)(b)	3,500	3,500,000
Illinois GO Series 2005 MB,
5.00%, 4/01/09	4,200	4,222,816
Illinois Health Facilities Authority RB (Central Dupage Health Project) Series 2000B DN (JPMorgan Chase Bank SBPA), (A-1+, F-1+)
0.55%, 2/09/09(b)	38,990	38,990,000
Illinois Health Facilities Authority RB (Northwestern Memorial Hospital Project) Series 1995 DN (JPMorgan Chase Bank SBPA), (A-1+, VMIG-1)
0.48%, 2/09/09(b)	4,200	4,200,000
Illinois Highway Authority Toll RB Series 2007A-1 DN (Dexia Credit Local SBPA), (A-1+, VMIG-1, F-1+)
2.00%, 2/09/09(b)	52,245	52,245,000
Regional Transportation Authority RB Municipal Trust Receipts Floaters Series 2008-55A DN (Societe Generale LOC, Societe Generale Liquidity Facility), (A-1+)
0.53%, 2/09/09(a)(b)	2,420	2,420,000
University of Illinois COP (Infrastructure Utility Projects) Series 2004 DN (Bank of America N.A. LOC), (A-1+, VMIG-1)
0.35%, 2/09/09(b)	40,000	40,000,000

		236,582,816

JANUARY 31, 2009	25

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Indiana — 3.3%
Daviess County Economic Development RB (Daviess Community Hospital Project) Series 2006 DN (KeyBank N.A. LOC), (VMIG-1)
0.55%, 2/09/09(b)	$8,075	$8,075,000
Elkhart County Industrial Hospital Authority RB (Oaklawn Center Project) Series 2006 DN (Charter One Bank FSB LOC), (A-1)
0.58%, 2/09/09(b)	10,475	10,475,000
Fort Wayne RB (University of St. Francis Project) Series 2008 DN (JPMorgan Chase Bank LOC), (VMIG-1)
0.48%, 2/09/09(b)	1,800	1,800,000
Indiana Bond Bank RB (Mid-Year Funding Program Notes Project) Series 2008A RAN (Bank of New York LOC), (SP-1+)
3.00%, 5/28/09	16,600	16,660,787
Indiana Development Finance Authority RB (Heritage Christian School Project) Series 2003 DN (KeyBank N.A. LOC), (A-1+)
0.46%, 2/09/09(b)	7,360	7,360,000
Indiana Finance Authority RB (Hamilton Grove Project) Series 2008A DN (LaSalle Bank N.A. LOC), (A-1+)
0.45%, 2/09/09(b)	12,935	12,935,000
Indiana Finance Authority RB Series 2005A-1 DN (Bank of New York SBPA, JPMorgan Chase Bank SBPA), (A-1, VMIG-1, F-1+)
2.50%, 2/09/09(b)	35,000	35,000,000
Indiana Finance Authority RB Series 2008A-2 DN (Bank of New York SBPA, JPMorgan Chase Bank SBPA), (A-1, VMIG-1, F-1+)
0.60%, 2/09/09(b)	30,000	30,000,000
Indiana Health & Educational Facilities Financing Authority RB PUTTERS (Ascension Health Project) Series 2009-3301 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
0.46%, 2/09/09(a)(b)	5,300	5,300,000
Winona Lake Economic Development RB (Grace College Project) Series 2006 DN (KeyBank N.A. LOC), (A-1)
1.28%, 2/09/09(b)	6,615	6,615,000

		134,220,787

Iowa — 1.1%
Des Moines Commercial Development RB (Grand Office Park Project) Series 1985 DN (Principal Life Insurance Co. Guaranty), (A-1+)
2.55%, 2/09/09(b)	8,000	8,000,000

Iowa Finance Authority Healthcare Facilities RB (Iowa Health System Project) Series 2008A-1 DN (Assured Guaranty Ltd. Insurance, Landesbank Baden-Wuerttemberg Girozentrale Liquidity Facility), (VMIG-1, F-1+)

0.80%, 2/09/09(b)	22,000	22,000,000
Urbandale IDRB (Aurora Business Park Assoc. Project) Series 1985 DN (Principal Life Insurance Co. Guaranty), (A-1+)
2.69%, 2/09/09(b)	9,200	9,200,000
Urbandale IDRB (Meredith Drive Assoc. Project) Series 1985 DN (Wells Fargo Bank N.A. LOC),
0.65%, 2/09/09(b)	4,500	4,500,000

		43,700,000

Kansas — 0.1%
Lenexa RB Series 2007-302 DN (Bank of America N.A. Liquidity Facility), (VMIG-1)
0.58%, 2/09/09(a)(b)	4,000	4,000,000

Kentucky — 0.9%
Boone County PCRB (Duke Energy Project) Series 2008A DN (Wells Fargo Bank N.A. LOC), (A-1+, VMIG-1)
0.45%, 2/09/09(b)	7,000	7,000,000
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A DN (U.S. Bank N.A. LOC), (VMIG-1)
0.55%, 2/09/09(b)	3,750	3,750,000
Kentucky Asset Liability Commission GO Series 2008A TAN, (SP-1+, MIG-1, F-1+)
3.00%, 6/25/09	6,800	6,832,158
Kentucky Economic Development Finance Authority RB (Adventist Long Term Care Project) Series 2007 DN (SunTrust Bank LOC), (A-1+)
0.45%, 2/09/09(b)	5,600	5,600,000
Lexington-Fayette Urban County Airport Board RB Series 2008B DN (JPMorgan Chase Bank LOC), (A-1+, VMIG-1)
0.65%, 2/09/09(b)	4,400	4,400,000
Louisville and Jefferson County Metropolitan Government GO Series 2008-A BAN, (SP-1+, F-1+)
2.50%, 12/01/09	8,800	8,901,139

		36,483,297

Louisiana — 3.7%
Donaldsonville IDRB (Chef John Folse & Co. Project) Series 2007A DN (Regions Bank LOC),
1.05%, 2/09/09(b)	5,000	5,000,000
Lafourche Parish Consolidated School District No. 1 GO Series 2008 MB (Assured Guaranty Ltd. Insurance), (AAA)
3.00%, 2/09/09	295	295,139
Lake Charles Harbor & Terminal District RB (Lake Charles Cogeneration Project) Series 2008 MB (Rabobank N.A. GIC), (A-1+)
2.25%, 3/15/09	30,000	30,000,000
Louisiana Gas & Fuel Tax RB Series 2006A-137 DN (FSA Insurance, Citibank N.A. SBPA), (A-1+)
0.89%, 2/09/09(a)(b)	1,040	1,040,000
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 DN (Federal National Mortgage Assoc. Guaranty), (A-1+)
0.68%, 2/09/09(b)	5,235	5,235,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B DN, (A-1+)
1.10%, 2/09/09(b)	7,500	7,500,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (Northwestern State University Student Housing Project) Series 2004A DN (Regions Bank LOC), (A-1)
0.88%, 2/09/09(b)	4,130	4,130,000

26	JANUARY 31, 2009

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Louisiana (concluded)
Louisiana Local Government Environmental Facilities Community Development Authority RB (Northwestern State University Student Housing Project) Series 2007A DN (Regions Bank LOC), (A-1)
0.88%, 2/09/09(b)	$17,570	$17,570,000
Louisiana Offshore Terminal Authority RB (Loop LLC Project) Series 2003-A DN (SunTrust Bank LOC), (A-1+, F-1+)
0.47%, 2/02/09(b)	10,000	10,000,000
Louisiana Public Facilities Authority RB (City Plaza LLC Project) Series 2008 DN (Regions Bank LOC), (VMIG-1)
0.68%, 2/09/09(b)	36,720	36,720,000
Louisiana Public Facilities Authority RB (GCGK Investments LLC Project) Series 2006 DN (AmSouth Bank LOC), (P-1)
0.73%, 2/09/09(b)	3,900	3,900,000
Monroe Sales & Use Tax RB Series 2007A DN (FSA Insurance, JPMorgan Chase Bank SBPA), (A-1+)
0.73%, 2/09/09(b)	28,180	28,180,000

		149,570,139

Maine — 0.4%
Maine School Administrative District No. 51 GO Series 2008 BAN, (SP-1+)
4.62%, 10/15/09	14,000	14,313,128

Maryland — 1.7%
Anne Arundel County RB Series 1996 DN (M&T Bank Corp. LOC), (VMIG-1)
0.56%, 2/09/09(b)	4,705	4,705,000
Baltimore County RB (Odyssey School Facility Project) Series 2001 DN (M&T Bank Corp. LOC), (A-1)
0.53%, 2/09/09(b)	1,980	1,980,000
Chestertown Economic Development Project RB (Washington College Project) Series 2008A DN (Citizens Bank N.A. LOC), (VMIG-1)
0.70%, 2/09/09(b)	7,000	7,000,000
Howard County RB (Bluffs Hawthorne Project) Series 1995 DN (M&T Bank Corp. LOC), (VMIG-1)
0.56%, 2/09/09(b)	3,585	3,585,000
Maryland Economic Development Corp. RB (American Health Assistance Foundation Facility Project) Series 2001 DN (M&T Bank Corp. LOC), (A-1)
0.58%, 2/09/09(b)	1,800	1,800,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999A DN (M&T Bank Corp. LOC), (A-1)
0.53%, 2/09/09(b)(d)	2,005	2,005,000
Maryland Economic Development Corp. RB (Local Government Insurance Trust Facility Project) Series 2007 DN (M&T Bank Corp. LOC), (A-1)
0.53%, 2/09/09(b)	4,210	4,210,000
Maryland GO (State & Local Facility Project) Series 2006 MB,
5.00%, 8/01/09	1,000	1,019,184
Maryland Health & Higher Educational Facilities Authority RB (Mercy Medical Center Issue Project) Series 2008 DN (M&T Bank Corp. LOC), (A-1)
0.53%, 2/09/09(b)	29,325	29,325,000
Montgomery County Economic Development RB (Brooke Grove Foundation, Inc. Project) Series 1998 DN (M&T Bank Corp. LOC), (A-1)
0.56%, 2/09/09(b)	7,810	7,810,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 DN (M&T Bank Corp. LOC), (A-1)
0.58%, 2/09/09(b)	2,730	2,730,000
Montgomery County RB (Ivymount School, Inc. Facilities Project) Series 2000 DN (M&T Bank Corp. LOC), (A-1)
0.53%, 2/09/09(b)	2,400	2,400,000

		68,569,184

Massachusetts — 3.3%
Massachusetts Development Finance Agency RB (Custodial Receipts Project) Series 2007-344 DN (Bank of America N.A. LOC, Bank of America N.A. Liquidity Facility), (VMIG-1)
0.64%, 2/09/09(a)(b)	41,815	41,815,000
Massachusetts Development Finance Agency RB (Hillside School Project) Series 2007 DN (Sovereign Bank LOC, JPMorgan Chase Bank LOC), (A-1+)
0.54%, 2/09/09(b)	9,870	9,870,000
Massachusetts GO Series 2002H TECP, (A-1+, P-1)
0.30%, 2/20/09	20,000	20,000,000
Massachusetts GO Series 2008B RAN, (SP-1+, MIG-1, F-1+)
4.00%, 4/30/09	21,200	21,312,690
Massachusetts GO Series 2008C RAN, (SP-1+, MIG-1, F-1+)
4.00%, 5/29/09	21,200	21,349,723
Massachusetts Health & Educational Facilities Authority RB (Alliance Health of Southeastern Massachusetts Issue Project) Series 2007A DN (RBS Citizen N.A. LOC), (A-1)
0.54%, 2/09/09(b)	8,290	8,290,000
Massachusetts Turnpike Authority RB Series 2007-48 DN (State Street Bank & Trust Co. Liquidity Facility), (VMIG-1)
0.58%, 2/09/09(a)(b)	8,970	8,970,000

		131,607,413

Michigan — 0.9%
Michigan Higher Educational Facilities Authority RB (Cleary University Project) Series 2006 DN (Comerica Bank N.A. LOC), (A-1)
0.91%, 2/09/09(b)	5,175	5,175,000
Michigan Hospital Finance Authority RB (Crittenton Hospital Project) Series 2003A DN (Comerica Bank N.A. LOC), (VMIG-1)
0.80%, 2/09/09(b)	4,900	4,900,000
Michigan Municipal Bond Authority GO Series 2008A-1 RAN, (SP-1+)
3.00%, 8/20/09	15,000	15,110,795
Michigan Strategic Fund Ltd. Obligation RB (The Detroit Edison Company Exempt Facilities Project) Series 2008 DN (KeyBank N.A. LOC), (A-1, VMIG-1)
0.80%, 2/09/09(b)	4,400	4,400,000

JANUARY 31, 2009	27

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Michigan (concluded)
Oakland County Economic Development Corp. RB (Academy of Sacred Heart Project) Series 2002 DN (Allied Irish Bank Plc LOC), (VMIG-1)
0.62%, 2/09/09(b)	$7,120	$7,120,000

		36,705,795

Minnesota — 0.8%
Florida Housing Finance Agency RB Municipal Trust Receipts Floaters (Vizcaya Villas Project) Series 2008E-9 DN (Royal Bank of Canada Liquidity Facility), (A-1+)
0.58%, 2/09/09(a)(b)	4,000	4,000,000
Minnesota GO Series 2008 ROC-RR-II-R-11576 DN (FSA Insurance, Citigroup Liquidity Facility), (A-1+)
0.88%, 2/09/09(a)(b)	4,400	4,400,000
Minnesota Public Facilities Authority Water PCRB MERLOTS Trust Receipts Series 2002A DN (Wachovia Bank N.A. SBPA),
0.60%, 2/09/09(a)(b)	14,690	14,690,000
St. Louis Park RB Series 2008B-1 DN (Wells Fargo Bank N.A. LOC), (A-1+)
0.40%, 2/09/09(b)	7,500	7,500,000

		30,590,000

Mississippi — 1.3%
Mississippi Business Finance Corp. RB (Renaissance Colony Park LLC Project) Series 2008 DN (Regions Bank LOC), (VMIG-1)
0.68%, 2/09/09(b)	25,740	25,740,000
Mississippi Business Finance Corp. RB (DDR Gulfport Promenade Project) Series 2007 DN (Regions Bank LOC), (VMIG-1)
0.68%, 2/09/09(b)	25,000	25,000,000
Mississippi GO Series 1993B MB,
5.90%, 11/15/09	2,755	2,844,937

		53,584,937

Missouri — 1.1%
Brentwood RB (Eager Road Project) Series 2007-2B DN (Compass Bank LOC), (A-1)
0.60%, 2/09/09(b)	13,235	13,235,000
Missouri Health & Educational Facilities Authority RB Series 2008B DN (Bank of America N.A. SBPA), (A-1+, VMIG-1)
0.65%, 2/09/09(b)	16,700	16,700,000
Missouri Highways & Transit Commission RB PUTTERS Series 2008-2623 DN (JPMorgan Chase Bank Liquidity Facility), (A-1+)
0.46%, 2/09/09(a)(b)	2,440	2,440,000
Missouri Highways & Transportation Commission First Lien State Road RB Municipal Trust Receipts Floaters Series 2008-07 DN (Branch Banking & Trust Co. Liquidity Facility), (A-1+)
0.45%, 2/09/09(a)(b)	9,980	9,980,000
St. Louis GO Series 2008 TRAN, (SP-1+, MIG-1, F-1+)
3.25%, 6/30/09	2,200	2,213,058

		44,568,058

Multi-State — 0.4%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-5001 DN (Rabobank International LOC, Rabobank International Liquidity Facility), (VMIG-1)
0.68%, 2/09/09(a)(b)(d)	14,900	14,900,000

Nebraska — 1.4%
Lincoln Electric Authority RB Series 2008 TECP (National Australia Bank LOC), (A-1+, F-1+)
0.27%, 2/02/09	19,000	19,000,000
Lincoln Electric System RB Municipal Trust Receipts Floaters Series 2008-2900 DN (Morgan Stanley Municipal Funding Liquidity Facility), (A-1)
0.70%, 2/09/09(a)(b)	8,500	8,500,000
Scotts Bluff County Hospital Authority No. 1 RB (Regional West Medical Center Project) Series 2005 DN (KeyBank N.A. LOC), (VMIG-1)
0.55%, 2/09/09(b)	29,700	29,700,000

		57,200,000

Nevada — 0.6%
Clark County GO PUTTERS Series 2008-3228 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
0.46%, 2/09/09(a)(b)	10,430	10,430,000
Clark County School District GO Spears Series 2008DBE-668 DN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility), (F-1+)
0.51%, 2/09/09(a)(b)	7,125	7,125,000
Reno Hospital RB (Home Owner & Renovation Regulated Medical Center Project) Series 2009A DN (Wells Fargo Bank N.A. LOC), (A-1+, VMIG-1)
0.40%, 2/09/09(b)(c)	5,500	5,500,000

		23,055,000

New Hampshire — 2.3%
New Hampshire Business Finance Authority RB (Alice Peck Day Health Systems Project) Series 2008 DN (TD Banknorth N.A. LOC), (A-1+)
0.62%, 2/09/09(b)	6,000	6,000,000
New Hampshire Business Finance Authority RB (Huggins Hospital Project) Series 2007 DN (TD Banknorth N.A. LOC), (A-1+)
0.70%, 2/09/09(b)	10,000	10,000,000
New Hampshire Business Finance Authority RB (Littleton Regional Hospital Project) Series 2007 DN (TD Banknorth N.A. LOC), (A-1+)
0.70%, 2/02/09(b)	17,700	17,700,000
New Hampshire Business Finance Authority RB (Monadnock Community Hospital Project) Series 2007 DN (TD Banknorth N.A. LOC), (A-1+)
0.70%, 2/02/09(b)	19,790	19,790,000
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005A DN (TD Banknorth N.A. LOC), (VMIG-1)
0.58%, 2/09/09(b)	3,900	3,900,000

28	JANUARY 31, 2009

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Hampshire (concluded)
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005B DN (TD Banknorth N.A. LOC), (VMIG-1)
0.56%, 2/09/09(b)	$4,245	$4,245,000
New Hampshire Health & Education Facilities Authority RB (Dartmouth College Project) Series 2007A DN (JPMorgan Chase & Co. SBPA), (A-1+, VMIG-1)
0.15%, 2/02/09(b)	5,000	5,000,000
New Hampshire Health & Education Facilities Authority RB (Kendal at Hanover Project) Series 2008 DN (RBS Citizens N.A. LOC), (A-1)
0.45%, 2/09/09(b)	11,365	11,365,000
New Hampshire Health & Education Facilities Authority RB (RiverWoods-Exeter Project) Series 2008 DN (Bank of America N.A. LOC), (A-1+)
0.45%, 2/09/09(b)	15,000	15,000,000

		93,000,000

New Mexico — 0.2%
New Mexico State Hospital Equipment Loan Council RB Series 2008C DN (Wells Fargo Bank N.A. SBPA), (A-1+, VMIG-1, F-1+)
0.30%, 2/09/09(b)	10,000	10,000,000

New York — 4.6%
Metropolitan Transportation Authority RB (Dedicated Tax Fund Project) Series 2002B DN (FSA Insurance, Dexia Credit Local SBPA), (A-1, F-1+)
3.50%, 2/09/09(b)	40,000	40,000,000
Metropolitan Transportation Authority RB Series 1997C-1 MB,
5.38%, 7/01/09	1,000	1,014,512
New York City GO Series 2005E-3 DN (Bank of America N.A. LOC), (A-1+, VMIG-1, F-1+)
0.37%, 2/09/09(b)	1,255	1,255,000
New York City GO Series 2008L-4 DN (U.S. Bank N.A. LOC), (A-1+, VMIG-1, F-1+)
0.25%, 2/02/09(b)	11,100	11,100,000
New York City GO Series 2008L-6 DN (Wachovia Bank N.A. SBPA), (A-1+, VMIG-1, F-1+)
0.57%, 2/09/09(b)	34,900	34,900,000

New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2005A-1 DN (State Street Bank & Trust Co. SBPA, California State Teacher’s Retirement System LOC), (A-1+, VMIG-1, F-1+)

0.50%, 2/09/09(b)	34,290	34,290,000
New York City Transitional Finance Authority RB (Future Tax Secured Project) Series 2001A DN (JPMorgan Chase Bank SBPA), (A-1+, VMIG-1, F-1+)
0.20%, 2/09/09(b)	53,700	53,700,000
New York Dormitory Authority RB (Beverwyck, Inc. Project) Series 1995 DN (Fleet National Bank LOC), (A-1+, VMIG-1)
0.33%, 2/09/09(b)	2,600	2,600,000
Triborough Bridge & Tunnel Authority RB PUTTERS Series 2003-342 DN (JPMorgan Chase Bank Liquidity Facility), (A-1+)
0.98%, 2/09/09(a)(b)	7,055	7,055,000

		185,914,512

North Carolina — 4.0%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-1015 DN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility), (VMIG-1)
0.53%, 2/09/09(b)	18,000	18,000,000
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-1021 DN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility), (VMIG-1)
0.68%, 2/09/09(a)(b)	9,300	9,300,000
Charlotte-Mecklenberg Hospital Authority RB (Carolina’s HealthCare System Project) Series 2007H DN (Wachovia Bank N.A. LOC), (A-1+, VMIG-1)
0.62%, 2/09/09(b)	37,000	37,000,000
Guilford County Industrial Facilities PCRB (Recreational Facilities-YMCA Project) Series 2002 DN (Branch Banking & Trust Co. LOC), (VMIG-1)
0.50%, 2/09/09(b)	280	280,000
Mecklenburg County COP Series 2006 DN (Branch Banking & Trust Co. SPBA), (A-1+, VMIG-1, F-1+)
0.42%, 2/09/09(b)	10,100	10,100,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 DN (Branch Banking & Trust Co. LOC), (A-1+)
0.50%, 2/09/09(b)	4,095	4,095,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2008 DN (Branch Banking & Trust Co. LOC), (A-1+)
0.50%, 2/09/09(b)	4,000	4,000,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Lake Norman Charter School Project) Series 2008A DN (Wachovia Bank N.A. LOC), (A-1+)
0.53%, 2/09/09(b)	19,500	19,500,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Lake Norman Charter School Project) Series 2008B DN (Wachovia Bank N.A. LOC), (A-1+)
0.70%, 2/09/09(b)	500	500,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Summit School, Inc. Project) Series 2008 DN (Branch Banking & Trust Co. LOC), (VMIG-1)
0.50%, 2/09/09(b)	3,000	3,000,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 DN (Branch Banking & Trust Co. LOC),
0.50%, 2/09/09(b)	2,320	2,320,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001A DN (JPMorgan Chase & Co. SBPA), (A-1+)
0.40%, 2/09/09(b)	8,250	8,250,000

JANUARY 31, 2009	29

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
North Carolina (concluded)
North Carolina Medical Care Commission Hospital RB (Southeastern Regional Medical Center Project) Series 2005 DN (Branch Banking & Trust Co. LOC), (VMIG-1)
0.50%, 2/09/09(b)	$2,950	$2,950,000
North Carolina Medical Care Commission Retirement Facilities RB (United Church Homes & Services Project) Series 2007 DN (Branch Banking & Trust Co. LOC), (VMIG-1)
0.50%, 2/09/09(b)	7,000	7,000,000
University of North Carolina RB Eagle Trust Receipts Series 2005A DN (Citibank N.A. Liquidity Facility), (A-1+)
0.51%, 2/09/09(a)(b)	10,000	10,000,000
University of North Carolina RB P-Float Trust Receipts (Chapel Hill Project) Series 2008-4626 DN (PB Capital Corp. Liquidity Facility), (VMIG-1)
0.54%, 2/09/09(a)(b)(c)	17,145	17,145,000
Wake County GO Series 2008 BAN, (SP-1+, MIG-1, F-1+)
3.50%, 10/15/09	6,000	6,074,481

		159,514,481

North Dakota — 0.3%
Cass County Health Care Facilities RB (Essentia Health Obligated Group Project) Series 2008A-1 DN (U.S. Bank N.A. SBPA), (A-1+, F-1+)
0.60%, 2/09/09(b)	10,180	10,180,000

Ohio — 6.1%
Akron, Bath and Copley Joint Township Hospital District Hospital Facilities RB (Summa Health System Obligated Group Project) Series 2004 DN (JPMorgan Chase Bank LOC), (VMIG-1)
0.49%, 2/09/09(b)	33,915	33,915,000
American Municipal Power, Inc. GO Series 2007 TECP (JPMorgan Chase Bank LOC), (A-1+, P-1)
0.45%, 5/05/09	27,250	27,250,000
American Municipal Power, Inc. GO Series 2009 TECP (JPMorgan Chase Bank LOC), (A-1+, P-1)
0.98%, 3/19/09	10,000	10,000,000
Beavercreek School District GO (School Improvement Project) Series 2008 BAN, (SP-1+)
2.00%, 8/18/09	2,500	2,510,773
Butler County Healthcare Facilities RB (LifeSphere Project) Series 2007 DN (U.S. Bank N.A. LOC), (A-1+)
0.56%, 2/09/09(b)	1,685	1,685,000
Clinton Massie Local School District GO Series 2008 BAN, (SP-1+)
3.12%, 11/18/09	2,025	2,033,221
Columbus Sewerage System RB PUTTERS Series 2008-2456 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
0.46%, 2/09/09(a)(b)	1,400	1,400,000
Cuyahoga Community College District GO Series 2008B TAN, (SP-1+)
2.50%, 7/01/09	3,000	3,015,360
Cuyahoga County Civic Facilities RB (Fairfax Development Corp. Project) Series 2001 DN (KeyBank N.A. LOC),
1.05%, 2/09/09(b)	4,100	4,100,000
Cuyahoga County Economic Development RB (Cleveland Hearing & Speech Project) Series 2008 DN (KeyBank N.A. LOC), (VMIG-1)
0.97%, 2/09/09(b)	3,400	3,400,000
Cuyahoga County GO Series 2008 BAN, (SP-1+)
2.50%, 12/23/09	7,000	7,089,379
Delaware County Port Authority Economic Development RB (The Columbus Zoological Park Assoc. Project) Series 2006 DN (JPMorgan Chase Bank LOC),
0.52%, 2/09/09(b)	1,850	1,850,000
Dublin School District GO (School Construction Project) Series 2009 BAN, (SP-1+)
2.00%, 10/15/09	3,750	3,785,416
Franklin County Hospital RB (Nationwide Children’s Hospital Project) Series 2008F DN (JPMorgan Chase Bank SBPA), (VMIG-1)
0.45%, 2/09/09(b)	17,855	17,855,000
Hamilton County Healthcare Facilities RB (Import-Episcopal Project) Series 2005A DN (KeyBank N.A. LOC), (A-1, VMIG-1)
0.60%, 2/09/09(b)	850	850,000
Hamilton County Hospital Facilities RB (Drake Center, Inc. Project) Series 1999A DN (U.S. Bank N.A. LOC), (VMIG-1)
0.47%, 2/09/09(b)	280	280,000
Huber Heights School District GO (School Improvement Project) Series 2009 BAN, (SP-1+)
2.00%, 8/18/09	16,900	16,977,233
Lucas County GO Series 2008 BAN, (SP-1+, MIG-1, F-1+)
3.00%, 7/30/09	7,500	7,547,006
Nordonia Hills Local School District GO Series 2008 BAN, (SP-1+)
2.38%, 6/23/09	1,300	1,305,665
Ohio GO (Adjustment Common School Project) Series 2006B DN, (A-1+, VMIG-1, F-1+)
0.25%, 2/09/09(b)	400	400,000
Ohio Air Quality Development Authority PCRB (FirstEnergy Generation Corp. Project) Series 2006A DN (KeyBank N.A. LOC), (A-1, VMIG-1)
0.80%, 2/09/09(b)	35,000	35,000,000
Ohio GO (Highway Capital Improvement & Buckeye Savers Bond Project) Series 2008L MB,
4.00%, 5/01/09	4,500	4,526,573
Ohio GO PUTTERS Series 2002-306 DN (JPMorgan Chase Bank Liquidity Facility), (A-1+)
0.46%, 2/09/09(a)(b)	8,700	8,700,000
Ohio GO Series 2004B MB,
5.00%, 2/02/09	1,390	1,390,000

30	JANUARY 31, 2009

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio (concluded)
Ohio Higher Educational Facility Community RB Eclipse Funding Trust (University of Dayton Project) Series 2006-0107 DN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility), (A-1+)
0.45%, 2/09/09(a)(b)	$1,300	$1,300,000
Ohio Higher Educational Facility RB (Ashland University Project) Series 2004 DN (KeyBank N.A. LOC), (VMIG-1)
1.25%, 2/09/09(b)	10,015	10,015,000
Ohio Higher Educational Facility RB (Case Western Reserve University Project) Series 2008A DN (Allied Irish Bank Plc LOC), (A-1, VMIG-1)
0.75%, 2/09/09(b)	2,800	2,800,000
Ohio Higher Educational Facility RB (University Hospital Health System, Inc. Project) Series 2008E DN (RBS Citizens N.A. LOC), (A-1+, VMIG-1)
0.55%, 2/09/09(b)	5,000	5,000,000
Trumbull County Health Care Facilities RB Series 2001 DN (M&T Bank Corp. LOC, M&T Bank Corp. SBPA), (A-1)
0.53%, 2/09/09(b)	12,800	12,800,000
University of Akron General Receipts RB Series 2008C-1 DN (Assured Guaranty Ltd. Insurance, Dexia Credit Local SBPA), (VMIG-1, F-1+)
2.75%, 2/09/09(b)	995	995,000
University of Cincinnati General Receipts RB Series 2008H BAN, (SP-1+, MIG-1)
2.00%, 12/18/09	8,000	8,055,408
Wadsworth School District GO Series 2008 BAN, (SP-1+)
2.12%, 7/01/09	4,000	4,014,328
Wood County Facilities Import Piping Industry RB Series 2001 DN (KeyBank N.A. LOC),
1.45%, 2/09/09(b)	1,490	1,490,000

		243,335,362

Oregon — 0.0%
Oregon Facilities Authority RB (PeaceHealth Project) Series 2008C DN (Wells Fargo Bank N.A. LOC), (A-1+, F-1+)
0.47%, 2/09/09(b)	2,000	2,000,000

Pennsylvania — 2.5%
Montgomery County IDRB (Fountain Life Christian Project) Series 2007A DN (Bank of America N.A. LOC), (A-1+)
0.59%, 2/09/09(b)	3,220	3,220,000
Moon IDRB (Providence Point Project) Series 2007 DN (Royal Bank of Scotland Plc LOC), (VMIG-1)
0.50%, 2/09/09(b)	6,680	6,680,000
Philadelphia GO Series 2007B DN (FSA Insurance, Dexia Credit Local SBPA), (A-1, VMIG-1, F-1+)
3.75%, 2/09/09(b)	50,150	50,150,000
Philadelphia GO Series 2008A TRAN, (SP-1+, MIG-1)
3.50%, 6/30/09	17,000	17,103,304
Philadelphia GO Series 2008E TECP (JPMorgan Chase & Co. LOC), (A-1+, P-1)
3.00%, 2/13/09	20,000	20,000,000
York General Authority RB (Strand Capital Performing Arts Center Project) Series 2002 DN (M&T Bank Corp. LOC), (A-1)
0.58%, 2/09/09(b)	1,720	1,720,000

		98,873,304

Puerto Rico — 3.0%
Commonwealth of Puerto Rico Highway & Transportation Authority RB Series 2008 ROC-RR-II-R-10327CE DN (Citigroup Financial Products Liquidity Facility, Citigroup Financial Products Guaranty), (A-1+)
1.85%, 2/09/09(a)(b)	110,700	110,700,000
Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipts Floaters Series 2008-2936 DN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty), (A-1)
0.95%, 2/09/09(a)(b)	11,350	11,350,000

		122,050,000

Rhode Island — 0.7%
Rhode Island & Providence Plantations GO Series 2008 TAN, (SP-1+, F-1+)
3.50%, 6/30/09	30,000	30,157,743

South Carolina — 2.5%
Horry County School District GO Series 2007A MB (South Carolina State Department of Education Insurance), (AA, Aa1)
4.00%, 3/01/09	1,620	1,623,515
Piedmont Municipal Power Agency RB Series 2008 DN (Dexia Credit Local SBPA), (A-1, VMIG-1, F-1+)
2.00%, 2/09/09(b)	52,500	52,500,000
Richland County Recreational District GO Series 2008 BAN, (SP-1+, MIG-1)
2.75%, 11/19/09	10,000	10,083,872
South Carolina Jobs-Economic Development Authority RB (UMA Refinance Project) Series 2008 DN (Wachovia Bank N.A. LOC), (A-1+, VMIG-1)
0.62%, 2/09/09(a)(b)	21,585	21,585,000
York County School District No. 3 GO Series 2008 BAN, (SP-1+, MIG-1)
2.50%, 10/01/09	12,500	12,586,844

		98,379,231

Tennessee — 6.4%
Chattanooga Health, Educational & Housing Facility Board RB (Cumberland Medical Center, Inc. Project) Series 2004A DN (Regions Bank LOC), (VMIG-1)
0.63%, 2/09/09(b)	14,730	14,730,000
Clarksville Public Building Authority Pooled Financing RB (Tennessee Municipal Bond Fund Project) Series 2003 DN (Bank of America N.A. LOC), (VMIG-1)
0.40%, 2/09/09(b)	20,000	20,000,000
Clarksville Public Building Authority Pooled Financing RB (Tennessee Municipal Bond Fund Project) Series 2008 DN (Bank of America N.A. LOC), (VMIG-1)
0.40%, 2/02/09(b)	34,000	34,000,000

JANUARY 31, 2009	31

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Tennessee (concluded)
Gallatin Industrial Development Board Educational Facilities RB (John Vianney School Project) Series 2002 DN (SunTrust Bank LOC), (VMIG-1)
0.59%, 2/09/09(b)	$1,240	$1,240,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 DN (Bank of America N.A. LOC), (A-1+)
0.45%, 2/09/09(b)	9,975	9,975,000
Municipal Energy Acquisition Corp. of Tennessee Gas RB PUTTERS Series 2006-1578 DN (JPMorgan Chase & Co. Liquidity Facility), (VMIG-1)
0.53%, 2/09/09(a)(b)	122,245	122,245,000
Tennergy Corp. Gas RB BNP Paribas STARS Certificates Trust Series 2006-001 DN (BNP Paribas Liquidity Facility), (VMIG-1)
0.53%, 2/09/09(a)(b)	26,530	26,530,000
Tennergy Corp. Gas RB PUTTERS Series 2006-1258Q DN (JPMorgan Chase & Co. Liquidity Facility), (VMIG-1)
0.53%, 2/09/09(a)(b)	29,485	29,485,000

		258,205,000

Texas — 8.9%
Capital Area Cultural Education Facilities Finance Corp. RB (Roman Catholic Diocese Project) Series 2005 DN (Wachovia Bank N.A. LOC), (A-1+, VMIG-1)
0.50%, 2/09/09(b)	15,000	15,000,000
Conroe ISD GO PUTTERS (School Building Project) Series 2008-2487 DN (PSF-GTD Insurance, JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
0.53%, 2/09/09(a)(b)	1,000	1,000,000
Fort Bend GO Citi Trust Receipts TOB Series 2003-46A DN (Societe Generale Liquidity Facility), (A-1+)
0.72%, 2/09/09(a)(b)	4,500	4,500,000
Fort Bend ISD GO PUTTERS Series 2008-2852 DN (PSF-GTD Insurance, JPMorgan Chase Bank Liquidity Facility), (A-1+)
0.98%, 2/09/09(a)(b)	1,800	1,800,000
Fort Bend ISD GO Series 1999 MB (PSF-GTD Insurance), (AAA, Aa3)
5.50%, 2/15/09	1,220	1,222,035
Harris County Flood Control District GO Series 2007B ROC-RR-II-R-12099 DN (Citigroup Financial Products Liquidity Facility), (A-1+, VMIG-1)
0.74%, 2/09/09(a)(b)	50,600	50,600,000
Houston ISD GO (Schoolhouse Project) Series 2004 MB (PSF-GTD Insurance, Bank of America N.A. SBPA), (A-1+, MIG-1)
1.85%, 6/15/09(b)	10,000	10,000,000
Houston ISD GO Eagle Trust Receipts Series 2008-0018A DN (PSF Insurance, Citigroup Financial Products Liquidity Facility), (A-1+, VMIG-1)
0.70%, 2/09/09(a)(b)	4,950	4,950,000
Houston ISD GO PUTTERS Series 2005 DN (PSF-GTD Guaranty, JPMorgan Chase & Co. LOC), (VMIG-1)
0.53%, 2/09/09(a)(b)	4,205	4,205,000
Houston ISD GO PUTTERS Series 2008-2801 DN (PSF Insurance, JPMorgan Chase Bank & Co. Liquidity Facility), (VMIG-1)
0.53%, 2/09/09(a)(b)	6,455	6,455,000
Irving GO Series 2000 MB,
5.50%, 3/15/09	500	504,448
Judson ISD GO Municipal Trust Receipts Floaters Series 2007-1859 DN (PSF-GTD Insurance, Wells Fargo Bank N.A. Liquidity Facility), (VMIG-1)
0.45%, 2/09/09(a)(b)	3,940	3,940,000
Katy ISD GO Series 1999A MB (PSF-GTD Insurance),
5.50%, 2/15/09	500	500,646
Lamar Consolidation ISD GO Series 2007 ROC-RR-II-R-10276 DN (PSF-GTD Insurance, Citigroup Financial Products Liquidity Facility), (A-1+, VMIG-1)
0.70%, 2/09/09(a)(b)	5,120	5,120,000
Lamar Consolidation ISD GO Spears Series 2008DB-512 DN (PSF-GTD Insurance, Deutsche Bank A.G. Liquidity Facility), (A-1+)
0.48%, 2/09/09(a)(b)	3,240	3,240,000
Lovejoy ISD GO Spears (School Building Project) Series 2008DB-514 DN (PSF-GTD Insurance, Deutsche Bank A.G. Liquidity Facility), (A-1)
0.48%, 2/09/09(a)(b)	3,275	3,275,000
North East ISD GO PUTTERS Series 2008 DN (PSF-GTD Insurance, JPMorgan Chase & Co. Liquidity Facility), (VMIG-1)
0.53%, 2/09/09(a)(b)	5,975	5,975,000
North East ISD GO Series 2000 SG-143 DN (PSF-GTD Insurance, Societe Generale Liquidity Facility), (A-1+)
0.53%, 2/09/09(a)(b)	4,515	4,515,000
Port of Port Arthur Navigation District RB (Atofina Project) Series 2002C DN (Total Fina Elf S.A. Guaranty), (A-1+, VMIG-1)
0.60%, 2/09/09(b)	1,500	1,500,000
San Antonio RB Series 2008 DN (Wachovia Bank N.A. LOC), (A-1+, VMIG-1, F-1+)
0.50%, 2/09/09(b)	44,000	44,000,000
Tarrant County GO Series 2008 BAN,
3.50%, 7/15/09	4,675	4,709,487
Texas A&M University RB Series 2003 ROC-RR-II-R-4005 DN (Citigroup Financial Products Liquidity Facility), (VMIG-1)
0.70%, 2/09/09(a)(b)	2,575	2,575,000
Texas GO Eagle Trust Receipts Series 2006A-0126 DN (Citibank N.A. Liquidity Facility), (A-1+)
0.51%, 2/09/09(a)(b)	5,700	5,700,000
Texas GO PUTTERS Series 2008-2568 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
0.46%, 2/09/09(a)(b)	2,800	2,800,000
Texas GO PUTTERS Series 2008-2816 DN (JPMorgan Chase & Co. Liquidity Facility), (VMIG-1)
0.46%, 2/09/09(a)(b)	1,845	1,845,000

32	JANUARY 31, 2009

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Texas (concluded)
Texas GO PUTTERS Series 2008-2822 DN (JPMorgan Chase & Co. Liquidity Facility), (VMIG-1)
0.46%, 2/09/09(a)(b)	$7,420	$7,420,000
Texas GO Series 2006-0122 DN (Citibank N.A. Liquidity Facility), (A-1+)
0.51%, 2/09/09(a)(b)	7,650	7,650,000
Texas GO Series 2008 TRAN, (SP-1+, MIG-1, F-1+)
3.00%, 8/28/09	75,000	75,578,539
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 ROC-RR-II-R-10014 DN (Dexia Credit Local Liquidity Facility), (A-1, VMIG-1)
0.77%, 2/09/09(a)(b)	44,400	44,400,000
Texas Public Finance Authority GO Series 2009 TECP, (A-1+, P-1, F-1+)
1.00%, 2/10/09	13,700	13,700,000
Texas Transportation Commission RB Series 2006A DN,
5.00%, 4/01/09	1,000	1,005,477
University of Texas RB MERLOTS Trust Receipts Series 2003B-14 DN (Wachovia Bank N.A. SBPA), (VMIG-1)
0.60%, 2/09/09(a)(b)	6,215	6,215,000
University of Texas Series 2009 TECP, (A-1+, P-1, F-1+)
0.80%, 6/12/09	11,500	11,500,000

		357,400,632

Utah — 1.1%
Murray City Hospital RB (IHC Health Services, Inc. Project) Series 2003D DN, (A-1+)
0.65%, 2/09/09(b)	30,000	30,000,000
Utah GO Series 2001B MB,
4.50%, 7/01/09	2,000	2,023,589
Utah Transportation Authority Sales Tax RB P-Float Trust Receipts Series 2008-4626 DN (FSA Insurance, PB Capital Corp. Liquidity Facility), (VMIG-1, F-1)
0.79%, 2/09/09(a)(b)(c)	13,420	13,420,000

		45,443,589

Vermont — 0.8%
Vermont Educational & Health Buildings Financing Agency RB (Mt. Ascutney Hospital Project) Series 2005A DN (TD Banknorth N.A. LOC), (VMIG-1)
0.56%, 2/09/09(b)	4,830	4,830,000
Vermont Educational & Health Buildings Financing Agency RB (Porter Hospital Project) Series 2005A DN (TD Banknorth N.A. LOC), (VMIG-1)
0.58%, 2/09/09(b)	3,800	3,800,000
Winooski Special Obligation Bonds Series 2006A DN (TD Banknorth N.A. LOC), (VMIG-1)
0.70%, 2/02/09(b)	22,300	22,300,000

		30,930,000

Virginia — 2.5%
Albemarle County IDRB (Jefferson Scholars Foundation Project) Series 2007 DN (SunTrust Bank LOC), (VMIG-1)
0.54%, 2/09/09(b)	5,600	5,600,000
Caroline County IDA RB (Meadow Event Park Project) Series 2007H DN (Regions Bank LOC), (VMIG-1)
0.73%, 2/09/09(b)	7,620	7,620,000
Chesterfield Health Center Commission Residential Care Facility RB (Lucy Corr Village Project) Series 2008B DN (Branch Banking & Trust Co. LOC), (VMIG-1)
0.50%, 2/09/09(b)	3,000	3,000,000
Fairfax County Economic Development Authority RB (Retirement Greenspring Project) Series 2006B DN (Wachovia Bank N.A. LOC), (A-1+)
0.45%, 2/09/09(b)	24,845	24,845,000
Hanover County IDA Residential Care Facility RB (Covenant Woods Project) Series 1999 DN (Branch Banking & Trust Co. LOC), (A-1+)
0.50%, 2/09/09(b)	3,000	3,000,000
University of Virginia Series 2009 TECP, (A-1+, P-1, F-1+)
0.40%, 6/15/09	10,000	10,000,000
Virginia Public School Authority RB Series 2003 ROC-RR-II-R-4050 DN (Citigroup, Inc. Liquidity Facility), (A-1+)
0.70%, 2/09/09(a)(b)	95	95,000
Virginia Resources Authority Clean Water RB Municipal Trust Receipts Floaters Series 2007-1860 DN (Wells Fargo Bank N.A. LOC), (VMIG-1)
0.45%, 2/09/09(a)(b)	1,115	1,115,000
Virginia Small Business Financing Authority RB (Carilion Clinic Obligated Group Project) Series 2008A DN (Wachovia Bank N.A. SBPA), (A-1+, VMIG-1)
0.62%, 2/09/09(b)	43,500	43,500,000

		98,775,000

Washington — 1.1%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-2 DN (Branch Banking & Trust Co. Liquidity Facility), (VMIG-1)
0.45%, 2/09/09(a)(b)	5,322	5,322,500
King County Public Hospital District No. 1 GO Spears Series 2008DB-614 DN (Assured Guaranty Ltd. Insurance, Deutsche Bank A.G. Liquidity Facility), (A-1+)
0.48%, 2/09/09(a)(b)	3,925	3,925,000
NJB Properties RB (King County Washington Project) Eclipse Funding Trust Series 2007-0106 DN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility), (A-1+)
0.45%, 2/09/09(a)(b)	3,385	3,385,000
Seattle GO Municipal Securities Trust Certificates Series 2003 SGA-142 DN (Societe Generale SBPA), (A-1+)
0.58%, 2/09/09(a)(b)	4,000	4,000,000
Seattle Housing Authority RB (Wedgewood Estates Project) Series 2001 DN (KeyBank N.A. LOC),
1.25%, 2/09/09(b)	2,750	2,750,000
Seattle RB (Seattle Library Facility Project) Series 1999A MB,
5.38%, 12/01/09	2,000	2,067,174

JANUARY 31, 2009	33

Schedule of Investments (concluded)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Washington (concluded)
Washington GO MERLOTS Trust Receipts Series 2006 DN (Wachovia Bank N.A. SBPA), (A-1+)
1.10%, 2/09/09(a)(b)	$12,355	$12,355,000
Washington Health Care Facilities Authority RB (Overlake Hospital Medical Center Project) Series 2005C-2 DN (KeyBank N.A. LOC), (VMIG-1)
0.85%, 2/09/09(b)	10,000	10,000,000

		43,804,674

West Virginia — 0.2%
West Virginia Economic Development Authority PCRB (Ohio Power Co. Sporn Project) Series 2008C DN (JPMorgan Chase Bank LOC), (A-1+, VMIG-1)
0.50%, 2/09/09(b)	8,000	8,000,000

Wisconsin — 2.8%
Milwaukee GO Series 2008 RAN, (SP-1+, MIG-1, F-1+)
3.00%, 9/03/09	1,500	1,512,026
Wisconsin GO Series 2008 TAN, (SP-1+, MIG-1, F-1+)
3.00%, 6/15/09	80,500	80,882,031
Wisconsin Series 2008 TECP, (A-1+, P-1, F-1+)
1.15%, 2/04/09	18,130	18,130,000
2.15%, 3/02/09	10,000	10,000,000

		110,524,057

Total Investments (Cost $3,988,719,470*) — 99.4%		3,988,719,470
Other Assets in Excess of Liabilities — 0.6%		22,114,838

Net Assets — 100.0%		$4,010,834,308

*	Aggregate cost for federal income tax purposes is $3,988,798,013.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Rate shown is as of report date and maturities shown are the next interest readjustment date or the date the principal and interest owed can be recovered through demand.

(c)	Investments in companies considered to be an affiliate of the Fund were as follows:

Affiliate	Net Activity	Interest Income
Pinellas County HFA RB Series 2004A DN (CDC Municipal Products, Inc. SBPA, Rabobank Guaranty)	$(2,000,000)	$2,751

(d)	Restricted security as to resale. As of report date, the Fund held 0.4% of its net assets, with a current market value of $16,905,000 and an original cost of $16,905,000 in these securities.

•	The ratings of the investments provided by Standard & Poor’s, Moody’s Investors Service, Inc. and Fitch Ratings are believed to be the most recent ratings available at January 31, 2009.

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$—
Level 2	3,988,719,470
Level 3	—

Total	$3,988,719,470

34	JANUARY 31, 2009

Schedule of Investments January 31, 2009 (Unaudited)	California Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California — 94.8%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek At Union City Project) Series 2008A DN (Bank of America N.A. SBPA), (A-1+, F-1+)
0.35%, 2/02/09(a)	$14,100	$14,100,000
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Project) Series 1998F DN (Kredietbank N.V. LOC), (A-1)
0.25%, 2/09/09(a)	500	500,000
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Project) Series 2005M DN (Bank of Nova Scotia LOC), (A-1+)
0.25%, 2/09/09(a)	1,600	1,600,000
Anaheim Public Financing Authority Lease RB Municipal Trust Receipts Floaters Series 2007-2011 DN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility), (VMIG-1)
0.41%, 2/09/09(a)(b)	9,195	9,195,000
Anaheim Public Financing Authority Lease RB Spears (Anaheim Public Improvements Project) Series 2008DB-665 DN (Deutsche Bank A.G. Liquidity Facility), (F-1+)
0.45%, 2/05/09(a)(b)	3,250	3,250,000
Anaheim Redevelopment Agency Tax Allocation RB Spears (Merged Redevelopment Project) Series 2007DB-490 DN (FSA Insurance, Deutsche Bank A.G. Liquidity Facility), (A-1, F-1+)
0.45%, 2/09/09(a)(b)	5,300	5,300,000
Anaheim School District GO Series 2007 ROC-RR-II-R-10018Z DN (Citigroup Global Markets Holdings Guaranty), (A-1+)
0.78%, 2/09/09(a)(b)	5,000	5,000,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007C-2 DN (Calyon Bank SBPA), (A-1+, F-1+)
0.18%, 2/09/09(a)	8,230	8,230,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008C-1 DN (JPMorgan Chase Bank SBPA), (A-1+, VMIG-1, F-1+)
0.15%, 2/09/09(a)	20,000	20,000,000
Bay Area Toll Authority Toll Bridge RB PUTTERS (San Francisco Bay Area Project) Series 2008-3211 DN (JPMorgan Chase Bank Liquidity Facility), (A-1+)
0.41%, 2/05/09(a)(b)	6,480	6,480,000
Butte County Board of Education GO Series 2008 BAN, (SP-1+)
3.00%, 8/28/09	1,600	1,612,200
California Community College Financing Authority (Community Colleges League of California Project) GO Series 2008A TRAN, (SP-1+)
3.50%, 6/30/09	14,900	15,004,601
California Department of Water Resource Power Supply RB Series 2002C-13 DN (FSA Insurance, Dexia Credit Local SBPA), (A-1, VMIG-1, F-1+)
1.30%, 2/09/09(a)	8,800	8,800,000
California Department of Water Resource Power Supply RB Series 2002C-7 DN (FSA Insurance, Dexia Credit Local SBPA), (A-1, VMIG-1, F-1+)
1.25%, 2/09/09(a)	3,075	3,075,000
California Department of Water Resource Power Supply RB Series 2005F-2 DN (Societe Generale LOC, JPMorgan Chase Bank LOC), (A-1+, VMIG-1, F-1+)
0.30%, 2/09/09(a)	3,600	3,600,000
California Department of Water Resource Power Supply RB Series 2005G-2 DN (Lloyds Banking Group Plc LOC), (A-1+, VMIG-1, F-1+)
0.15%, 2/09/09(a)	1,500	1,500,000
California Economic Recovery RB Series 2004C-1 DN (Landesbank Hessen-Thuringen Girozentrale LOC), (A-1+, VMIG-1, F-1+)
0.40%, 2/02/09(a)	14,385	14,385,000
California Economic Recovery RB Series 2004C-11 DN (Banque Nationale de Paribas LOC), (A-1+, F-1+)
0.12%, 2/09/09 (a)	2,400	2,400,000
California Educational Facilities Authority RB (Loyola Marymount University Project) Series 2008 DN (Allied Irish Bank Plc LOC), (VMIG-1)
0.50%, 2/04/09(a)	1,900	1,900,000
California Educational Facilities Authority RB (Pomona College Project) Series 2005B DN, (A-1+, VMIG-1)
0.30%, 2/09/09(a)	2,000	2,000,000
California Educational Facilities Authority RB (Stanford University Project) Series 2007T-1 DN (Branch Banking & Trust Co. Liquidity Facility), (VMIG-1)
0.41%, 2/09/09(a)(b)	2,240	2,240,000
California GO (University Daily Kindergarten Project) Series 2004 DN (Multiple LOC’s), (A-1+, VMIG-1, F-1+)
0.50%, 2/02/09(a)	17,400	17,400,000
California GO Eclipse Funding Trust Series 2005-0004 DN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility), (A-1+)
0.45%, 2/05/09(a)(b)	8,870	8,870,000
California GO Municipal Trust Receipts Floaters Series 2007-2178 DN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. Liquidity Facility), (A-1+)
0.45%, 2/09/09(a)(b)	19,269	19,269,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 DN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. Liquidity Facility), (A-1+)
0.45%, 2/09/09(a)(b)	13,300	13,300,000
California GO Municipal Trust Receipts Series 2008A DN (Societe Generale LOC, Societe Generale Liquidity Facility), (A-1+)
0.50%, 2/09/09(a)(b)	4,075	4,075,000
California GO Series 1999 MB,
5.88%, 10/01/09	2,330	2,412,866
5.75%, 12/01/09	2,010	2,091,095
California GO Series 2003A-3 DN (WestLB AG LOC, JPMorgan Chase Bank LOC), (A-1+, VMIG-1, F-1+)
0.25%, 2/02/09(a)	2,900	2,900,000
California GO Spears Series 2007DB-457 DN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility), (F-1+)
0.45%, 2/09/09(a)(b)	3,128	3,128,000

JANUARY 31, 2009	35

Schedule of Investments (continued)	California Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California (continued)
California Infrastructure & Economic Development Bank RB (Goodwill Industries For Orange County Project) Series 2006 DN (Wells Fargo Bank N.A. LOC), (F-1+)
0.30%, 2/09/09(a)	$1,800	$1,800,000
California Infrastructure & Economic Development Bank RB (J. Paul Getty Trust Project) Series 2008A-1 MB, (A-1+, VMIG-1)
1.70%, 2/02/09	2,120	2,120,000
California Infrastructure & Economic Development Bank RB (J. Paul Getty Trust Project) Series 2008A-4 DN, (A-1+, VMIG-1)
1.70%, 2/09/09(a)	1,440	1,440,000
California Municipal Finance Authority RB (La Sierra University Project) Series 2008B DN (Wells Fargo Bank N.A. LOC), (A-1+)
0.30%, 2/09/09(a)	3,100	3,100,000
California Municipal Finance Authority RB (Serra Catholic School Project) Series 2009 DN (Allied Irish Bank Plc LOC), (VMIG-1)
0.33%, 2/05/09(a)	3,500	3,500,000
California Pollution Control Financing Authority PCRB (Pacific Gas & Electric Co. Project) Series 1996C DN (JPMorgan Chase Bank LOC), (A-1+)
0.28%, 2/02/09(a)	8,000	8,000,000
California Pollution Control Financing Authority PCRB (Pacific Gas & Electric Co. Project) Series 1996F DN (JPMorgan Chase Bank LOC), (A-1+)
0.30%, 2/02/09(a)	8,100	8,100,000
California RB PUTTERS Series 2009-3299 DN (JPMorgan Chase Bank Liquidity Facility), (A-1+)
0.41%, 2/05/09(a)(b)	2,800	2,800,000

California Rural Home Mortgage Finance Authority RB Series 2008 ROC-RR-II-R-11647 DN (Citibank N.A. Liquidity Facility, Government National Mortgage Assoc. Guaranty, Federal National Mortgage Assoc. Guaranty), (VMIG-1)

0.64%, 2/09/09(a)	23,145	23,145,000
California State University Headquarters Building Authority TECP (JPMorgan Chase Bank LOC, State Street Bank & Trust Co. LOC), (A-1+, P-1)
0.30%, 3/02/09	5,000	5,000,000
California Statewide Communities Development Authority RB (Archer School For Girls, Inc. Project) Series 2005 DN (Allied Irish Bank Plc LOC), (VMIG-1)
0.33%, 2/09/09(a)	5,720	5,720,000
California Statewide Communities Development Authority RB (John Muir Health Project) Series 2008B DN (UBS AG LOC), (A-1+, VMIG-1)
0.20%, 2/09/09(a)	300	300,000
California Statewide Communities Development Authority RB (Multi-Family Housing Project) PUTTERS Series 2008-2680 DN (JPMorgan Chase Bank Liquidity Facility, JPMorgan Chase Bank LOC), (A-1+)
0.63%, 2/09/09(a)(b)	5,300	5,300,000
California Statewide Communities Development Authority RB (Presbyterian Homes Project) Series 2006B DN (Bank of America N.A. LOC), (A-1+)
0.30%, 2/09/09(a)	1,500	1,500,000
California Statewide Communities Development Authority RB (Rady Children’s Hospital Project) Series 2008A DN (Allied Irish Bank Plc LOC), (A-1, VMIG-1)
0.20%, 2/09/09(a)	1,900	1,900,000
California Statewide Communities Development Authority RB (Retirement Housing Foundation Obligated Group Project) Series 2008 DN (KBC Bank N.V. LOC), (A-1)
0.30%, 2/09/09(a)	1,900	1,900,000
California Statewide Communities Development Authority RB Municipal Trust Receipts Floaters Series 2008-2635 DN (Morgan Stanley Municipal Funding Liquidity Facility, BHAC-CR Insurance), (A-1)
0.70%, 2/09/09(a)(b)	4,300	4,300,000
Chino Basin Regional Financing Authority RB Spears Series 2008DBE-500 DN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility), (A-1, F-1+)
0.48%, 2/09/09(a)(b)	5,435	5,435,000
Coast Community College District GO Spears Series 2006DB-621 DN (FSA Insurance, Deutsche Bank A.G. Liquidity Facility), (A-1+)
0.45%, 2/09/09(a)(b)	3,450	3,450,000
East Bay Municipal Utility District RB Series 2007-0072 DN (FSA Insurance, Citibank N.A. Liquidity Facility), (A-1+)
0.82%, 2/09/09(a)(b)	1,880	1,880,000
East Bay Municipal Utility District RB Series 2008A-2 DN (Dexia Credit Local SBPA), (A-1+, VMIG-1)
1.25%, 2/09/09(a)	2,400	2,400,000
East Bay Municipal Utility District RB Series 2008A-3 DN (Dexia Credit Local SBPA), (A-1+, VMIG-1)
1.25%, 2/09/09(a)	2,400	2,400,000
East Bay Municipal Utility District RB Series 2008C-2 DN (Multiple SBPA), (A-1+, VMIG-1)
0.20%, 2/09/09(a)	1,800	1,800,000
East Bay Municipal Utility District RB Series 2008C-3 DN (Multiple SBPA), (A-1+, VMIG-1)
0.20%, 2/09/09(a)	1,200	1,200,000
Eastern Municipal Water District Water & Sewer RB Series 2008C DN (JPMorgan Chase Bank Liquidity Facility), (A-1+, VMIG-1, F-1+)
0.27%, 2/09/09(a)	2,000	2,000,000
Elsinore Valley Municipal Water District COP Eclipse Funding Trust Series 2007-0069 MB (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility), (A-1+)
0.41%, 2/09/09(a)(b)(c)	3,625	3,625,000
Elsinore Valley Municipal Water District COP Series 2008B DN (Allied Irish Bank Plc LOC), (A-1, VMIG-1, F-1+)
0.30%, 2/09/09(a)	4,000	4,000,000

36	JANUARY 31, 2009

Schedule of Investments (continued)	California Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California (continued)
Fremont Union High School District GO Series 2008 TRAN, (MIG-1)
2.75%, 7/23/09	$2,800	$2,815,454
Golden Empire Schools Financing Authority RB (Kern High School District Project) Series 2008 MB, (SP-1+)
3.00%, 5/01/09	6,400	6,408,406
Golden State Tobacco Securitization Corp. RB Floaters Series 2007-2215 DN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty), (A-1, VMIG-1)
1.50%, 2/05/09(a)(b)	3,000	3,000,000
Golden State Tobacco Securitization Corp. RB Spears Series 2007-2040 DN (Deutsche Bank A.G. Guaranty, Morgan Stanley Municipal Funding Liquidity Facility), (A-1+)
0.70%, 2/05/09(a)(b)	4,500	4,500,000
Golden State Tobacco Securitization Corp. RB Spears Series 2008DBE-625 DN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility), (F-1+)
0.45%, 2/09/09(a)(b)	12,530	12,530,000
Irvine Public Facilities & Infrastructure Authority Lease RB (Capital Improvement Project) Series 1985 DN (State Street Bank & Trust Co. LOC), (VMIG-1)
0.45%, 2/09/09(a)	885	885,000
Livermore COP Series 2008 DN (Allied Irish Bank Plc LOC), (A-1)
0.35%, 2/09/09(a)	7,500	7,500,000
Loma Linda Hospital RB (Loma Linda University Medical Center Project) Series 2008B DN (Bank of America N.A. LOC), (A-1+, VMIG-1)
0.25%, 2/09/09(a)	4,000	4,000,000
Los Angeles Community College District GO Eagle Trust Receipts Series 2008-0057A (Citibank N.A. Liquidity Facility), (A-1+)
0.45%, 2/05/09(a)(b)	5,000	5,000,000
Los Angeles County Sanitation District Financing Authority RB Eclipse Funding Trust Series 2006-0055 DN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility), (A-1+)
0.45%, 2/09/09(a)(b)	5,300	5,300,000
Los Angeles Department of Water & Power RB Series 2007 ROC-RR-II-R-12087 DN (FSA Insurance, Citigroup Financial Products Liquidity Facility), (A-1+, VMIG-1)
1.03%, 2/09/09(a)(b)	4,350	4,350,000
Los Angeles GO Series 2008 TRAN, (SP-1+, MIG-1, F-1+)
3.00%, 6/30/09	24,000	24,139,873
Los Angeles Unified School District GO Spears Series 2008DBE-695 DN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. Liquidity Facility), (A-1+)
0.45%, 2/09/09(a)(b)	24,815	24,815,000
Los Angeles Unified School District RB Series 2008A TRAN, (SP-1+, MIG-1)
3.00%, 7/30/09	20,500	20,646,881
Metropolitan Water District of Southern California Waterworks RB Series 2004C DN (Dexia Credit Local SBPA), (A-1, VMIG-1, F-1+)
2.00%, 2/09/09(a)	15,175	15,175,000
Metropolitan Water District of Southern California Waterworks RB Series 2006A-2 DN (BBVA Bank SBPA), (A-1+, VMIG-1, F-1+)
0.10%, 2/05/09(a)	21,170	21,170,000
Modesto Irrigation District Financing Authority RB Municipal Securities Trust Receipts Series 2008A DN (Societe Generale LOC, Societe Generale Liquidity Facility), (A-1+)
0.50%, 2/09/09(a)(b)	5,905	5,905,000
Northstar Community Housing Corp. RB (Multi-Family Housing Project) Series 2006A DN (U.S. Bank N.A. LOC), (A-1+)
0.53%, 2/05/09(a)	3,000	3,000,000
Orange County Sanitation District COP Series 2000A DN (Dexia Public Finance Bank SBPA), (A-1, VMIG-1, F-1+)
0.65%, 2/02/09(a)	28,590	28,590,000
Paramount Unified School District GO PUTTERS Series 2007-2060 MB (FSA Insurance, JPMorgan Chase & Co. Liquidity Facility), (A-1+)
2.28%, 2/09/09(a)(b)	1,145	1,145,000
Richmond Wastewater RB Series 2008A DN (Union Bank of California N.A. LOC), (A-1)
0.35%, 2/09/09(a)	4,000	4,000,000
Sacramento County GO Series 2008 TRAN, (MIG-1)
2.50%, 8/07/09	24,000	24,110,223
Sacramento County Sanitation District Financing Authority RB Municipal Securities Trust Receipts Series 2008A-SGC-48 DN (Societe Generale LOC, Societe Generale Liquidity Facility), (A-1+)
0.50%, 2/05/09(a)(b)	4,800	4,800,000
Sacramento County Sanitation District Financing Authority RB Series 2008B DN (Bank of America N.A. Liquidity Facility), (A-1+, VMIG-1, F-1+)
0.30%, 2/02/09(a)	21,800	21,800,000
Sacramento Municipal Utility District RB Series 2008J DN (Bank of America N.A. LOC), (A-1+, F-1+)
0.20%, 2/09/09(a)	25,000	25,000,000
San Diego County & School District GO Series 2008B TRAN, (SP-1+, MIG-1)
3.50%, 6/30/09	5,300	5,339,789
San Diego County & School District GO Series 2008 TRAN, (SP-1+, MIG-1, F-1+)
3.50%, 6/30/09	2,900	2,922,483
San Diego Public Facilities Financing Authority RB Municipal Securities Trust Receipts Series 2008A DN (Societe Generale LOC, Societe Generale Liquidity Facility), (A-1+)
0.50%, 2/09/09(a)(b)	4,170	4,170,000
0.53%, 2/09/09(a)(b)	7,315	7,315,000
San Diego Public Facilities Financing Authority RB Series 2007 ROC-RR-II-R-10004CE DN (Citigroup Financial Products Liquidity Facility), (VMIG-1)
0.83%, 2/09/09(a)(b)	30,000	30,000,000
San Diego Unified School District GO Series 2008 TRAN, (SP-1+, MIG-1)
3.00%, 7/01/09	3,400	3,418,835

JANUARY 31, 2009	37

Schedule of Investments (concluded)	California Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California (concluded)
San Francisco City & County COP Municipal Trust Receipts Floaters Series 2007-1883 DN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. Liquidity Facility), (A-1+, VMIG-1)
0.55%, 2/05/09(a)(b)	$13,115	$13,115,000
San Francisco County Transportation Authority TECP (Landesbank Baden-Wuerttemberg SBPA), (A-1+, P-1, F-1+)
0.60%, 2/05/09	6,250	6,250,000
San Mateo Union High School District GO Series 2008 ROC-RR-II-R-11578PB DN (Assured Guaranty Ltd. Insurance, PB Capital Corp. Liquidity Facility), (VMIG-1)
0.80%, 2/09/09(a)(b)	10,645	10,645,000
Semitropic Improvement District RB (Semitropic Water Storage District Project) Series 2008A DN (Wells Fargo Bank N.A. LOC), (A-1+)
0.20%, 2/05/09(a)	9,800	9,800,000
Sequoia Union High School District GO Municipal Trust Receipts Floaters Series 2007-2160 DN (FSA Insurance, Wells Fargo Bank N.A. Liquidity Facility), (VMIG-1)
0.45%, 2/09/09(a)(b)	5,360	5,360,000
Sonoma County Junior College District GO Eclipse Funding Trust Series 2006-0014 DN (U.S. Bank N.A. Liquidity Facility), (A-1+)
0.45%, 2/09/09(a)(b)	3,000	3,000,000
University of California RB PUTTERS Series 2006-1231 DN (MBIA Insurance, JPMorgan Chase Bank Liquidity Facility), (VMIG-1)
0.98%, 2/02/09(a)(b)	2,905	2,905,000
University of California Regents TECP, (A-1+, P-1)
0.30%, 3/10/09	3,500	3,500,000
0.25%, 3/12/09	7,590	7,590,000
0.50%, 3/12/09	6,400	6,400,000
0.35%, 5/06/09	4,800	4,800,000
Yosemite Community College District GO Series 2007 ROC-RR-II-R-12065 DN (FSA Insurance, Citigroup Financial Products Liquidity Facility), (A-1+, VMIG-1)
1.04%, 2/09/09(a)(b)	5,840	5,840,000

		724,689,706

Puerto Rico — 3.4%
Commonwealth of Puerto Rico GO Series 2008-355 DN (Bank of America N.A. LOC, Bank of America N.A. SBPA), (VMIG-1)
0.53%, 2/09/09(a)(b)	10,000	10,000,000

Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2007-2035 DN (Assured Guaranty Ltd. Insurance, Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility), (VMIG-1)

0.48%, 2/09/09(a)(b)	2,825	2,825,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB PUTTERS Series 2002-246 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility), (A-1+)
2.03%, 2/09/09(a)(b)	3,600	3,600,000
Puerto Rico Electric Power Authority RB Municipal Securities Trust Receipts Series 2008A DN (Societe Generale LOC, Societe Generale Liquidity Facility), (A-1+, NP)
0.50%, 2/09/09(a)(b)	6,665	6,665,000
Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipts Floaters Series 2008-2936 DN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty), (A-1)
0.95%, 2/09/09(a)(b)	3,000	3,000,000

		26,090,000

Total Investments (Cost $750,779,706*) — 98.2%		750,779,706
Other Assets in Excess of Liabilities — 1.8%		13,937,866

Net Assets — 100.0%		$764,717,572

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown is as of report date and maturities shown are the next interest readjustment date or the date the principal and interest owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Investments in companies considered to be an affiliate of the Fund were as follows:

Affiliate	Net Activity	Interest Income
Elsinore Valley Municipal Water District COP Eclipse Funding Trust Series 2007-0069 DN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility)	$(5,000)	$6,536

•	The ratings of the investments provided by Standard & Poor’s, Moody’s Investors Service, Inc. and Fitch Ratings are believed to be the most recent ratings available at January 31, 2009.

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

38	JANUARY 31, 2009

Schedule of Investments (concluded)	California Money Fund

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$—
Level 2	750,779,706
Level 3	—

Total	$750,779,706

JANUARY 31, 2009	39

Schedule of Investments January 31, 2009 (Unaudited)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York — 99.6%
Albany School District GO Series 2008A BAN (State Aid Withholding Insurance),
3.00%, 6/26/09	$2,000	$2,009,441
Auburn Series 2008A BAN,
2.75%, 6/05/09	1,465	1,468,708
Averill Park Central School District GO Series 2008A BAN,
2.50%, 7/24/09	2,390	2,400,138
Babylon Union Free School District GO Series 2008 TAN (State Aid Withholding Insurance),
2.75%, 6/26/09	1,000	1,003,953
Bayport-Blue Point Union Free School District GO Series 2008 TAN,
2.75%, 6/30/09	1,235	1,240,505
Beacon School District GO Series 2008 BAN,
2.50%, 6/30/09	1,080	1,083,083
Broome County GO Series 2008 BAN,
2.75%, 4/17/09	6,360	6,374,780
Burnt Hills-Ballston Lake Central School District GO Series 2008A BAN,
3.00%, 7/02/09	1,095	1,100,699
Burnt Hills-Ballston Lake Central School District GO Series 2008A TAN,
3.00%, 7/02/09	645	648,357
Carmel Central School District GO Series 2008 RAN,
3.00%, 6/30/09	835	839,050
Cassadaga Valley Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 6/16/09	1,835	1,839,384
Churchville-Chili Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 6/24/09	1,645	1,650,820
Clarence Central School District GO Series 2008A BAN (State Aid Withholding Insurance),
2.50%, 7/23/09	2,168	2,174,105
Commack Union Free School District GO Series 2008 TAN (State Aid Withholding Insurance),
2.75%, 6/30/09	2,760	2,772,337
Deer Park Union Free School District GO Series 2008 TAN,
2.50%, 6/30/09	2,890	2,900,683
Depew Union Free School District GO Series 2008 BAN,
2.50%, 6/03/09	1,360	1,362,987
East Aurora GO Series 2008 BAN,
2.75%, 4/02/09	800	801,240
East Fishkill Township GO Series 2008 BAN,
2.75%, 4/15/09	805	806,168
East Ramapo Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.50%, 6/19/09	1,000	1,002,450
Erie County Civic Facilities IDRB (Hauptman- Woodward Project) Series 2004 DN (KeyBank N.A. LOC),
1.05%, 2/09/09(a)	2,145	2,145,000
Erie County IDRB (Orchard Park CCRC, Inc. Project) Series 2006B DN (Citizens Financial Group, Inc. LOC), (A-1+)
0.37%, 2/09/09(a)	600	600,000
Fayetteville-Manlius Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 4/24/09	1,365	1,368,652
Franklin County IDA Civic Facility RB (Paul Smith’s College Project) Series 1998 DN (KeyBank N.A. LOC),
1.25%, 2/09/09(a)	2,185	2,185,000
Hamburg Town GO Series 2008 BAN,
2.75%, 7/16/09	1,365	1,371,430
Hamburg Village GO Series 2008 BAN,
2.00%, 2/05/09	580	580,051
Hoosick Falls Central School District GO Series 2008 BAN,
3.00%, 4/03/09	1,340	1,342,817
Hunter-Tannersville Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 7/17/09	1,690	1,698,212
Irvington Union Free School District GO Series 2008 TAN,
3.25%, 6/19/09	1,000	1,005,269
Levittown Union Free School District GO Series 2008 BAN,
2.75%, 7/17/09	1,260	1,266,315
Lewisboro GO Series 2008 BAN,
2.00%, 2/20/09	500	500,208
Lindenhurst Union Free School District GO Series 2008 TAN,
2.75%, 6/24/09	5,500	5,522,674
Livonia Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.50%, 6/25/09	520	520,621
Long Island Power Authority Electric System RB Series 1998-2A DN (WestLB AG LOC), (A-1+, VMIG-1, F-1+)
0.50%, 2/09/09(a)	6,200	6,200,000
Long Island Power Authority Electric System RB Series 1998-3B DN (WestLB AG LOC), (A-1+, VMIG-1, F-1+)
0.35%, 2/02/09(a)	30,800	30,800,000
Massapequa Union Free School District GO Series 2008 TAN (State Aid Withholding Insurance),
2.50%, 6/24/09	1,045	1,048,542
Metropolitan Transportation Authority RB Series 2005G DN (BNP Paribas SBPA), (A-1+, VMIG-1, F-1+)
0.39%, 2/02/09(a)(b)	4,100	4,100,000
Metropolitan Transportation Authority RB Series 2008B-4 DN (KBC Bank N.V. LOC), (A-1, F-1+)
0.20%, 2/09/09(a)	4,100	4,100,000
Middletown GO Series 2008 BAN,
2.75%, 4/10/09	965	966,808
Miller Place Union Free School District GO Series 2008 TAN,
2.50%, 6/30/09	1,185	1,189,380
Mineola Union Free School District GO Series 2008 TAN,
2.75%, 6/29/09	780	783,609
Monroe County IDA Civic Facility RB (Monroe Community College Project) Series 2006A DN (JPMorgan Chase Bank LOC), (VMIG-1)
0.45%, 2/09/09(a)	2,215	2,215,000

40	JANUARY 31, 2009

Schedule of Investments (continued)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
Monroe County IDA Civic Facility RB (YMCA of Greater Rochester Project) Series 2004 DN (M&T Bank Corp. LOC), (A-1)
0.55%, 2/09/09(a)	$2,380	$2,380,000
Monticello Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.50%, 7/24/09	1,170	1,173,316
Mount Sinai Union Free School District GO Series 2008 TAN,
2.75%, 6/30/09	2,065	2,073,865
Nassau County IDA Civic Facility RB (North Shore Hebrew Academy Project) Series 2005 DN (Comerica Bank N.A. LOC), (VMIG-1)
0.58%, 2/09/09(a)	2,400	2,400,000
New York City Convention Center RB Eclipse Funding Trust Series 2006-0004 DN (U.S. Bank N.A. Guaranty, Liquidity Facility), (A-1+)
0.45%, 2/05/09(a)(c)	10,625	10,625,000
New York City GO Series 1995F-5 DN (Bayerische Landesbank Girozentrale LOC), (A-1+, VMIG-1, F-1+)
0.33%, 2/09/09(a)	3,975	3,975,000
New York City GO Series 2002C-2 DN (Bayerische Landesbank Girozentrale LOC), (A-1+, VMIG-1, F-1+)
0.33%, 2/09/09(a)	4,070	4,070,000
New York City GO Series 2004H-1 DN (Bank of New York LOC), (A-1+, VMIG-1, F-1+)
0.55%, 2/02/09(a)	1,700	1,700,000
New York City GO Series 2006I-5 DN (California Public Employees’ Retirement System LOC), (VMIG-1, F-1+)
0.38%, 2/02/09(a)	2,000	2,000,000
New York City GO Series 2007 ROC-RR-II-R-11299 DN (Citibank N.A. Liquidity Facility), (A-1+)
0.49%, 2/09/09(a)(c)	4,395	4,395,000
New York City GO Series 2008J-9 DN (Bank of Nova Scotia SBPA), (A-1+, F-1+)
0.36%, 2/09/09(a)(d)	4,700	4,700,000
New York City GO Series 2008L-3 DN (Bank of America N.A. SBPA), (A-1+, VMIG-1, F-1+)
0.30%, 2/02/09(a)	8,300	8,300,000
New York City GO Series 2008L-4 DN (U.S. Bank N.A. LOC), (A-1+, VMIG-1, F-1+)
0.25%, 2/02/09(a)	9,000	9,000,000
New York City GO Series 2008L-5 DN (Dexia Credit Local Liquidity Facility), (A-1, F-1+)
1.50%, 2/02/09(a)	1,500	1,500,000
New York City GO Series 2008 ROC-RR-11- R-11685 DN (Citibank N.A. Liquidity Facility), (A-1+)
0.49%, 2/05/09(a)(c)	2,800	2,800,000
New York City Health & Hospital Corp. RB Series 2008C DN (TD Banknorth N.A. LOC), (A-1+, VMIG-1, F-1+)
0.35%, 2/04/09(a)	2,300	2,300,000
New York City Housing Development Corp. RB (Multi-Family Housing Project) Series 2008M MB, (A-1+, MIG-1)
1.20%, 12/22/09(a)	1,000	1,000,000
New York City IDA Civic Facilities RB (Abraham Joshua Heschel Project) Series 2002 DN (Allied Irish Bank Plc LOC), (VMIG-1)
1.05%, 2/09/09(a)	1,800	1,800,000
New York City IDA Civic Facilities RB (Hewitt School Project) Series 2002 DN (Allied Irish Bank Plc LOC), (VMIG-1)
0.58%, 2/09/09(a)	1,500	1,500,000
New York City IDA Civic Facilities RB (The Birch Wathen Lenox School Project) Series 2004 DN (Allied Irish Bank Plc LOC), (VMIG-1)
0.58%, 2/09/09(a)	2,580	2,580,000
New York City IDA Civic Facilities RB (Touro College Project) Series 2007 DN (JPMorgan Chase Bank LOC), (A-1+, VMIG-1)
0.35%, 2/09/09(a)	7,300	7,300,000
New York City Industrial Development Agency RB (Liberty-1 Bryant Park LLC Project) Series 2004B DN (Bank of America N.A. LOC), (A-1+, VMIG-1)
0.30%, 2/02/09(a)	5,000	5,000,000
New York City Industrial Development Agency RB (New York Law School Project) Series 2006 DN (JPMorgan Chase Bank LOC), (VMIG-1)
0.35%, 2/05/09(a)	5,000	5,000,000
New York City Municipal Water Finance Authority RB Municipal Trust Receipts Floaters Series 2006-1501 DN (Morgan Stanley Municipal Funding Liquidity Facility), (A-1)
0.70%, 2/05/09(a)(c)	3,500	3,500,000
New York City Municipal Water Finance Authority RB Series 2008-1192 DN (Bank of America N.A. Liquidity Facility), (A-1+)
0.43%, 2/05/09(a)(c)	2,750	2,750,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2007-2008BB-5 DN (Bank of America N.A. SBPA), (A-1, F-1+)
0.57%, 2/02/09(a)	1,250	1,250,000
New York City Municipal Water Finance Authority Water & Sewer System RB PUTTERS Series 2005-988 DN (JPMorgan Chase Bank Liquidity Facility), (A-1+)
0.44%, 2/09/09(a)(c)	1,600	1,600,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2001F-2 DN (JPMorgan Chase Bank Liquidity Facility), (A-1+, VMIG-1, F-1+)
0.43%, 2/09/09(a)	3,600	3,600,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2008B-3 DN (Bank of America N.A. SBPA), (A-1+, VMIG-1, F-1+)
0.30%, 2/02/09(a)	11,800	11,800,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3B DN (Citigroup Global Markets Holdings, Inc. SBPA), (A-1+, VMIG-1, F-1+)
0.60%, 2/02/09(a)	15,000	15,000,000
New York City Transitional Finance Authority RB Eagle Trust Receipts Series 2001 DN (Citibank N.A. Liquidity Facility), (A-1+)
0.53%, 2/09/09(a)(c)	3,300	3,300,000
New York City Transitional Finance Authority RB Series 2002-2B DN (Dexia Credit Local Liquidity Facility), (A-1, VMIG-1, F-1+)
0.90%, 2/09/09(a)	11,600	11,600,000

JANUARY 31, 2009	41

Schedule of Investments (continued)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
New York City Transitional Finance Authority RB Series 2003-2D DN (Lloyds Banking Group Plc Liquidity Facility), (A-1+, VMIG-1, F-1+)
0.30%, 2/09/09(a)	$4,125	$4,125,000
New York City Transitional Finance Authority RB Series 2007 ROC-RR-II-R-10131 DN (Citibank N.A. Liquidity Facility), (A-1+)
0.53%, 2/09/09(a)(c)	7,110	7,110,000
New York City Trust For Cultural Resources RB (The Museum of Modern Art Project) Series 2008-1A MB, (A-1+, VMIG-1)
4.00%, 8/01/09	915	925,048
New York Dormitory Authority RB (City University of New York Project) Series 2008D DN (TD Banknorth N.A. LOC), (A-1+, F-1+)
0.43%, 2/05/09(a)	5,000	5,000,000
New York Dormitory Authority RB (Cornell University Project) Series 2000B DN (JPMorgan Chase & Co. SBPA), (A-1+, VMIG-1)
0.25%, 2/09/09(a)	1,200	1,200,000
New York Dormitory Authority RB (Cornell University Project) Series 2004 DN (HSBC Bank USA N.A. SBPA), (A-1+, VMIG-1)
0.25%, 2/09/09(a)	6,400	6,400,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2E DN (BNP Paribas SBPA), (A-1+, F-1+)
0.35%, 2/09/09(a)	200	200,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2F DN (JPMorgan Chase Bank SBPA), (A-1+, F-1+)
0.35%, 2/09/09(a)	11,265	11,265,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2G DN (Bank of Nova Scotia SBPA), (A-1+, F-1+)
0.35%, 2/09/09(a)	6,315	6,315,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2H DN (HSBC Bank USA N.A. SBPA), (A-1+, F-1+)
0.35%, 2/09/09(a)	4,495	4,495,000
New York Dormitory Authority RB (St. Lawrence University Project) Series 2008 DN (Citizens Bank LOC), (A-1+, VMIG-1)
0.55%, 2/05/09(a)	2,000	2,000,000
New York Dormitory Authority RB (The College of New Rochelle Project) Series 2008 DN (Royal Bank of Scotland Plc LOC, Citizens Bank LOC), (VMIG-1)
0.65%, 2/09/09(a)	4,000	4,000,000
New York Dormitory Authority RB (Wagner College Project) Series 2009 DN (TD Banknorth N.A.), (A-1+, VMIG-1)
0.47%, 2/09/09(a)	4,000	4,000,000
New York Dormitory Authority RB Eagle Trust Receipts Series 2006-0164A DN (Citibank N.A. Liquidity Facility), (A-1+)
0.48%, 2/05/09(a)(c)	6,560	6,560,000
New York Dormitory Authority RB Eagle Trust Receipts Series 2007-0002A DN (Citibank N.A. Liquidity Facility), (A-1+)
0.48%, 2/05/09(a)(c)	4,200	4,200,000
New York Dormitory Authority RB Municipal Trust Receipts (Columbia University Project) Series 2001-132 DN (Societe Generale Liquidity Facility), (A-1+)
0.58%, 2/09/09(a)(c)	2,000	2,000,000
New York Dormitory Authority RB PUTTERS Series 2008-3280 DN (JPMorgan Chase Bank Liquidity Facility), (A-1+)
0.44%, 2/05/09(a)(c)	5,000	5,000,000
New York Energy Research & Development Authority RB (New York State Electric & Gas Project) Series 1994B DN (JPMorgan Chase Bank LOC), (A-1+, VMIG-1, F-1+)
0.47%, 2/04/09(a)	5,000	5,000,000
New York Energy Research & Development Authority RB (New York State Electric & Gas Project) Series 1994C DN (Wells Fargo Bank N.A. LOC), (A-1+, VMIG-1, F-1+)
0.38%, 2/04/09(a)	3,800	3,800,000
New York Environmental Facilities Corp. Clean Water & Drinking RB Series 2007 ROC-RR-II-R-12032 DN (Citigroup Financial Products Liquidity Facility), (A-1+, VMIG-1)
0.70%, 2/09/09(a)(c)	5,710	5,710,000
New York Housing Finance Agency RB Series 2003L DN (Bank of America N.A. LOC), (A-1+, F-1+)
0.38%, 2/04/09(a)	16,100	16,100,000
New York Local Government Assistance Corp. RB Series 1994B DN (Bayerische Landesbank Girozentrale LOC, Westdeutsche Landesbank LOC), (A-1+, VMIG-1)
0.75%, 2/09/09(a)	4,605	4,605,000
New York Local Government Assistance Corp. RB Series 1995C DN (Landesbank Hessen-Thuringen Girozentrale LOC), (A-1+, VMIG-1)
0.28%, 2/09/09(a)	300	300,000
New York Local Government Assistance Corp. RB Series 1995F DN (Toronto Dominion LOC), (A-1+, VMIG-1)
0.75%, 2/09/09(a)	2,400	2,400,000
New York Mortgage Agency RB Series 2008-159 DN (Bank of America N.A. LOC), (VMIG-1)
0.35%, 2/04/09(a)	6,500	6,500,000
Niagara-Wheatfield Central School District GO Series 2008 BAN,
2.75%, 5/20/09	495	496,005
North Shore Central School District GO Series 2008 TAN (State Aid Withholding Insurance),
2.50%, 6/24/09	910	913,191
North Syracuse Central School District GO Series 2008 RAN,
2.75%, 6/19/09	2,000	2,006,080
Northeastern Clinton Central School District GO Series 2008 BAN,
2.50%, 6/30/09	835	836,033
Ogdensburg Enlarged School District GO Series 2008 RAN (State Aid Withholding Insurance),
2.75%, 6/26/09	745	746,213

42	JANUARY 31, 2009

Schedule of Investments (continued)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
Onondaga County IDA Civic Facility RB (YMCA Greater Syracuse Project) Series 2003A DN (Citizens Financial Group, Inc. LOC),
0.95%, 2/09/09(a)	$3,650	$3,650,000
Ontario County Civic Facilities RB (Finger Lakes Project) Series 2006A DN (Citizens Financial Group, Inc. LOC), (VMIG-1)
0.65%, 2/09/09(a)	4,000	4,000,000
Orange County IDA Civic Facilities RB (Cornwall Hospital Project) Series 2006 DN (KeyBank N.A. LOC), (VMIG-1)
1.30%, 2/09/09(a)	3,900	3,900,000
Otsego County IDRB (Templeton Foundation Project) Series 2007A DN (KeyBank N.A. LOC),
1.05%, 2/09/09(a)	575	575,000
Penn Yan Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 6/18/09	3,470	3,482,021
Plainview Old Bethpage Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 7/30/09	1,350	1,355,532
Plainview Old Bethpage Central School District GO Series 2008 TAN (State Aid Withholding Insurance),
2.75%, 6/30/09	1,700	1,707,325
Port Authority of New York & New Jersey RB Municipal Trust Receipts Floaters Series 2002-766 DN (FSA Insurance, Morgan Stanley Dean Witter Liquidity Facility), (VMIG-1)
0.95%, 2/05/09(a)(c)	1,000	1,000,000
Port Jervis School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 6/30/09	905	907,769
Port Washington Union Free School District GO Series 2008 TAN (State Aid Withholding Insurance),
2.75%, 6/24/09	3,005	3,018,554
Poughkeepsie GO Series 2008A BAN,
2.75%, 4/24/09	1,090	1,092,794
Poughkeepsie GO Series 2008 BAN,
2.75%, 3/20/09	865	865,808
Ramapo Housing Authority RB (Fountainview College Road Project) Series 1998 DN (M&T Bank Corp. LOC), (VMIG-1)
0.63%, 2/09/09(a)	6,970	6,970,000
Red Hook Central School District GO Series 2008 BAN,
2.50%, 7/29/09	1,625	1,632,093
Rocky Point Union Free School District GO Series 2008 BAN,
2.75%, 6/30/09	955	959,060
Rocky Point Union Free School District GO Series 2008 TAN,
2.75%, 6/25/09	480	481,973
Schenectady County IDA Civic Facility RB (Sunnyview Project) Series 2003B DN (KeyBank N.A. LOC), (VMIG-1)
0.85%, 2/09/09(a)	2,195	2,195,000
Schenectady School District GO Series 2008 BAN,
2.75%, 7/10/09	1,100	1,104,044
Schenectady School District GO Series 2008 RAN,
2.75%, 7/31/09	500	500,867
Seneca Falls Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 6/19/09	625	627,111
Seneca Falls Central School District GO Series 2008 RAN (State Aid Withholding Insurance),
2.75%, 6/19/09	740	742,387
South Colonie Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 6/19/09	1,300	1,304,438
South Glens Falls Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 6/19/09	785	787,591
South Glens Falls Central School District GO Series 2008 RAN (State Aid Withholding Insurance),
2.75%, 6/19/09	875	877,822
South Jefferson Central School District GO Series 2008 RAN,
2.75%, 6/18/09	760	762,547
South Orangetown Central School District GO Series 2008 TAN (State Aid Withholding Insurance),
2.75%, 2/20/09	890	890,459
Tarrytown GO Series 2008 BAN,
2.75%, 5/28/09	1,000	1,002,870
Thousand Islands Central School District GO Series 2008 BAN,
3.00%, 6/30/09	1,555	1,559,653
Three Village Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 5/15/09	480	481,009
Tobacco Settlement Financing Authority RB Series 2008B MB,
4.00%, 6/01/09	1,795	1,806,005
Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2006 MT-256 DN (Svenska Handelsbanken Liquidity Facility), (A-1+)
0.43%, 2/09/09(a)(c)	7,495	7,495,000
Triborough Bridge & Tunnel Authority RB (Municipal Securities Trust Receipts) Series 2008 DN (Societe Generale LOC), (A-1+)
0.51%, 2/09/09(a)(c)	3,830	3,830,000
Triborough Bridge & Tunnel Authority RB Series 2001B DN (State Street Bank & Trust Co. SBPA), (A-1+, VMIG-1, F-1+)
0.40%, 2/04/09(a)	4,000	4,000,000
Triborough Bridge & Tunnel Authority RB Series 2002F DN (ABN-AMRO Bank N.V. SBPA), (A-1+, VMIG-1, F-1+)
0.30%, 2/09/09(a)	5,900	5,900,000
Triborough Bridge & Tunnel Authority RB Series 2005A DN (Dexia Credit Local SBPA), (A-1, VMIG-1, F-1+)
1.50%, 2/09/09(a)	2,000	2,000,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2 DN (Dexia Credit Local SBPA), (A-1, VMIG-1, F-1+)
1.25%, 2/09/09(a)	32,945	32,945,000

JANUARY 31, 2009	43

Schedule of Investments (concluded)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (concluded)
Triborough Bridge & Tunnel Authority RB Series 2005B-3 DN (Bank of America N.A. SBPA), (A-1+, VMIG-1, F-1+)
0.43%, 2/09/09(a)	$3,755	$3,755,000
Troy IDA Civic Facility RB (Rensselaer Polytechnic Institute Project) Series 2008 DN (Bank of America N.A. LOC), (A-1+, VMIG-1)
0.25%, 2/09/09(a)	8,000	8,000,000
Wappinger GO Series 2008 BAN,
2.75%, 4/03/09	655	656,086
Watertown GO Series 2008 BAN,
2.00%, 2/25/09	690	690,326
West Babylon Union Free School District GO Series 2008 BAN,
2.75%, 7/30/09	985	988,835
Williamsville Central School District GO Series 2008 BAN (State Aid Withholding Insurance),
2.75%, 6/25/09	650	651,656

Total Investments (Cost $492,319,862*) — 99.6%		492,319,862
Other Assets in Excess of Liabilities — 0.4%		1,827,361

Net Assets — 100.0%		$494,147,223

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown is as of report date and maturities shown are the next interest readjustment date or the date the principal and interest owed can be recovered through demand.

(b)	Investments in companies considered to be an affiliate of the Fund were as follows:

Affiliate	Net Activity	Interest Income
Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2006 MT-256 DN (Svenska Handelsbank Liquidity Facility)	$—	$13,972

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Restricted security as to resale. As of report date, the Fund held 0.9% of its net assets, with a current market value of $4,700,000 and an original cost of $4,700,000 in these securities.

•	The ratings of the investments provided by Standard & Poor’s, Moody’s Investors Service, Inc. and Fitch Ratings are believed to be the most recent ratings available at January 31, 2009.

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$—
Level 2	492,319,862
Level 3	—

Total	$492,319,862

44	JANUARY 31, 2009

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of BlackRock Liquidity Funds

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Liquidity Funds

Date: March 25, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Liquidity Funds

Date: March 25, 2009